UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)
Richard J. Byrne
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/09

Date of reporting period:	9/30/09

Item 1. Schedule of Investments.

MML Money Market Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 100.6%
Commercial Paper – 81.4%
Abbey National Treasury 0.280% 12/18/09	$6,900,000	$6,895,814
Abbot Laboratories 0.130% 10/23/09	650,000	649,948
Abbot Laboratories 0.180% 12/01/09	1,000,000	999,695
Abbot Laboratories 0.190% 10/05/09	1,500,000	1,499,968
Abbot Laboratories 0.190% 10/29/09	3,800,000	3,799,438
American Honda Finance Corp. 0.350% 11/16/09	6,900,000	6,896,914
Basin Electric Power Cooperative 0.220% 10/20/09	6,800,000	6,799,210
BG Energy Finance, Inc. 0.230% 10/26/09	3,300,000	3,299,473
BG Energy Finance, Inc. 0.250% 10/14/09	3,500,000	3,499,684
Bryant Park Funding LLC 0.190% 10/14/09	1,525,000	1,524,895
Bryant Park Funding LLC 0.200% 10/22/09	5,275,000	5,274,385
Campbell Soup Co. 0.500% 4/28/10	4,000,000	3,988,389
Campbell Soup Co. 0.510% 4/29/10	2,675,000	2,667,042
Coca-Cola Co. 0.180% 12/03/09	4,675,000	4,673,527
Coca-Cola Co. 0.190% 12/17/09	2,400,000	2,399,025
Commonwealth Bank Australia 0.430% 6/04/10	5,000,000	5,000,000
Covidien International Finance 0.280% 12/02/09	6,800,000	6,796,721
Danaher Corp. 0.150% 10/27/09	6,250,000	6,249,323
Danske Corp. 1.400% 10/16/09	5,025,000	5,022,069
Dell, Inc. 0.150% 10/14/09	6,800,000	6,799,632
DuPont (E.I.) de Nemours & Co. 0.170% 10/29/09	6,950,000	6,949,081
E. ON AG 0.590% 11/02/09	6,800,000	6,796,434
Export-Import Bank of the United States 0.850% 12/01/09	6,850,000	6,840,134
Falcon Asset Security Co. LLC 0.190% 10/07/09	6,850,000	6,849,783
General Electric Capital Corp. 0.180% 10/08/09	6,800,000	6,799,762
John Deere Capital Corp. 0.130% 10/20/09	5,900,000	5,899,595
John Deere Capital Corp. 0.160% 10/08/09	1,000,000	999,969
L'Oreal USA, Inc. 0.170% 10/20/09	4,945,000	4,944,556
Medtronic, Inc. 0.200% 10/29/09	400,000	399,938
Medtronic, Inc. 0.210% 10/30/09	6,450,000	6,448,909
Microsoft Corp. 0.140% 1/12/10	3,800,000	3,798,478
Microsoft Corp. 0.200% 10/07/09	6,400,000	6,399,787
National Rural Utility Cooperative 0.280% 10/15/09	6,415,000	6,414,301
National Rural Utility Cooperative 0.480% 10/15/09	350,000	349,935
Nestle Capital Corp. 0.230% 3/02/10	3,825,000	3,821,286
Nestle Capital Corp. 0.400% 3/17/10	2,500,000	2,495,361
NSTAR Electric Co. 0.140% 10/09/09	2,900,000	2,899,910
NSTAR Electric Co. 0.160% 10/02/09	1,491,000	1,490,993
Parker-Hannifin Corp. 0.170% 10/06/09	4,180,000	4,179,901
Praxair, Inc. 0.477% 5/26/10	2,000,000	2,000,000
Procter & Gamble International Funding 0.220% 10/01/09	2,750,000	2,750,000
Procter & Gamble International Funding 0.230% 12/10/09	4,100,000	4,098,166
Royal Bank of Scotland PLC 0.530% 1/06/10	6,850,000	6,840,218
Siemens Captal Co. LLC 0.180% 10/06/09	3,900,000	3,899,903
Sigma Aldrich Corp. 0.130% 10/13/09	775,000	774,966
Sigma Aldrich Corp. 0.140% 10/13/09	1,875,000	1,874,913
Sigma Aldrich Corp. 0.170% 10/19/09	4,300,000	4,299,634
Southern Co. 0.180% 10/02/09	3,900,000	3,899,981
Toyota Motor Credit Corp. 0.140% 11/12/09	1,900,000	1,899,690
Toyota Motor Credit Corp. FRN 0.614% 7/19/10	5,000,000	5,000,000
Unilever Capital Corp. 0.130% 10/23/09	1,900,000	1,899,849
Unilever Capital Corp. 0.200% 10/05/09	5,000,000	4,999,889
United Technologies Corp. 0.130% 10/26/09	5,000,000	4,999,549
Wal-mart Stores, Inc. 0.150% 10/13/09	2,475,000	2,474,876
Wells Fargo & Co. FRN 0.349% 3/23/10	4,300,000	4,297,010
Discount Notes – 15.1%
Federal Farm Credit 0.190% 3/29/10	1,500,000	1,498,583
Federal Farm Credit 0.200% 3/22/10	835,000	834,202
Federal Farm Credit 0.210% 12/11/09	1,000,000	999,586
Federal Farm Credit 0.280% 11/17/09	4,500,000	4,498,355
Federal Farm Credit 4.875% 3/22/10	925,000	945,204
Federal Home Loan Bank 0.250% 2/10/10	100,000	99,908
Federal Home Loan Bank 0.300% 1/12/10	150,000	149,871
Federal Home Loan Bank 0.300% 2/10/10	300,000	299,670

The accompanying notes are an integral part of the financial statements.

MML Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Bank 0.300% 2/11/10	$100,000	$99,889
Federal Home Loan Bank 0.310% 1/22/10	5,800,000	5,794,356
Federal Home Loan Bank 0.330% 7/15/10	200,000	199,474
Federal Home Loan Bank 0.350% 2/01/10	170,000	169,797
Federal Home Loan Bank 0.360% 3/10/10	600,000	599,040
Federal Home Loan Bank 0.360% 7/15/10	1,000,000	997,130
Federal Home Loan Bank 0.500% 12/29/09	167,000	166,794
Federal Home Loan Banks FRN 0.388% 7/09/10	2,500,000	2,500,505
Federal Home Loan Mortgage Corp. 0.200% 11/23/09	750,000	749,779
Federal Home Loan Mortgage Corp. 0.200% 1/04/10	300,000	299,842
Federal Home Loan Mortgage Corp. 0.200% 1/06/10	298,000	297,839
Federal Home Loan Mortgage Corp. 0.250% 10/05/09	300,000	299,992
Federal Home Loan Mortgage Corp. 0.280% 5/05/10	3,100,000	3,094,792
Federal Home Loan Mortgage Corp. 0.295% 2/08/10	3,475,000	3,471,298
Federal Home Loan Mortgage Corp. 0.300% 11/09/09	300,000	299,903
Federal Home Loan Mortgage Corp. 0.330% 5/12/10	500,000	498,978
Federal Home Loan Mortgage Corp. 0.450% 5/12/10	100,000	99,721
Federal Home Loan Mortgage Corp. 4.875% 2/09/10	1,850,000	1,879,990
Federal National Mortgage Association 0.200% 11/09/09	600,000	599,870
Federal National Mortgage Association 0.200% 11/18/09	305,000	304,919
Federal National Mortgage Association 0.200% 1/05/10	150,000	149,920
Federal National Mortgage Association 0.200% 3/03/10	1,550,000	1,548,682
Federal National Mortgage Association 0.210% 11/23/09	875,000	874,729
Federal National Mortgage Association 0.230% 11/23/09	1,000,000	999,661
Federal National Mortgage Association 0.230% 11/30/09	190,000	189,927
Federal National Mortgage Association 0.250% 10/01/09	300,000	300,000
Federal National Mortgage Association 0.250% 12/30/09	415,000	414,741
Federal National Mortgage Association 0.300% 10/26/09	372,000	371,922
Federal National Mortgage Association 0.300% 10/28/09	300,000	299,933
Federal National Mortgage Association 0.540% 11/30/09	4,785,000	4,780,693
U.S. Treasury Bills – 4.1%
U.S. Treasury Bill 0.287% 12/17/09	1,900,000	1,898,834
U.S. Treasury Bill 0.317% 11/19/09	4,500,000	4,498,058
United States Cash Management Bill 0.320% 6/17/10	2,000,000	1,995,331
United States Cash Management Bill 0.436% 6/10/10	3,000,000	2,990,844
TOTAL SHORT-TERM INVESTMENTS (Cost $278,584,471)		278,584,471
TOTAL INVESTMENTS – 100.6% (Cost $278,584,471) (a)		278,584,471
Other Assets/ (Liabilities) – (0.6)%		(1,591,131)
NET ASSETS – 100.0%		$276,993,340

Notes to Portfolio of Investments
FRN	Floating Rate Note
(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 122.7%
CORPORATE DEBT – 17.0%
Banks – 2.0%
Citibank NA FRN 0.433% 3/30/11	$1,750,000	$1,754,671
PNC Funding Corp. FRN 0.797% 4/01/12	1,500,000	1,507,065
State Street Bank and Trust Co. FRN 0.499% 9/15/11	1,750,000	1,757,469
Union Bank NA FRN 0.495% 3/16/12	1,750,000	1,758,974
Wells Fargo & Co. FRN 0.519% 6/15/12	1,500,000	1,509,274
		8,287,453
Beverages – 0.6%
Diageo Finance BV 3.875% 4/01/11	1,250,000	1,285,883
PepsiAmericas, Inc. 5.625% 5/31/11	1,000,000	1,065,057
		2,350,940
Chemicals – 0.8%
The Dow Chemical Co. FRN 2.718% 8/08/11	2,000,000	2,031,814
Praxair, Inc. FRN 0.477% 5/26/10	1,320,000	1,321,354
		3,353,168
Computers – 0.5%
Hewlett-Packard Co. FRN 1.430% 5/27/11	2,000,000	2,031,034
Cosmetics & Personal Care – 0.5%
Procter & Gamble International Funding SCA FRN 0.478% 5/07/10	2,000,000	1,998,078
Diversified Financial – 7.1%
American Honda Finance Corp. (a) 2.848% 6/02/11	2,000,000	1,996,902
General Electric Capital Corp. FRN 1.239% 12/09/11	2,500,000	2,552,155
General Electric Capital Corp. 3.500% 8/13/12	1,000,000	1,012,459
The Goldman Sachs Group, Inc. FRN 0.583% 6/28/10	1,350,000	1,352,067
The Goldman Sachs Group, Inc. 1.625% 7/15/11	2,125,000	2,145,010
John Deere Capital Corp. FRN 0.837% 2/26/10	1,000,000	1,001,694
JP Morgan Chase & Co. FRN 0.487% 2/23/11	1,225,000	1,227,538
JP Morgan Chase & Co. FRN 0.529% 6/15/12	1,850,000	1,861,962
JP Morgan Chase & Co. FRN 0.684% 1/17/11	1,350,000	1,348,719
JP Morgan Chase & Co. 2.625% 12/01/10	1,750,000	1,788,759
Morgan Stanley FRN 0.500% 3/13/12	1,750,000	1,758,537
Morgan Stanley FRN 0.570% 5/01/14	1,525,000	1,383,831
Morgan Stanley FRN 0.573% 3/01/16	1,200,000	995,880
Morgan Stanley FRN 0.744% 2/10/12	2,500,000	2,517,377
Morgan Stanley Series C FRN 0.923% 11/01/13	6,156,000	5,859,281
National Rural Utilities Cooperative Finance Corp. 2.625% 9/16/12	500,000	502,683
Toyota Motor Credit Corp. FRN 0.614% 7/19/10	1,025,000	1,024,281
		30,329,135
Electric – 0.2%
Virginia Electric and Power Co, Series B 4.500% 12/15/10	1,000,000	1,031,620
Foods – 1.0%
General Mills, Inc. 6.000% 2/15/12	1,500,000	1,629,750
Kellogg Co, Series B 6.600% 4/01/11	1,500,000	1,607,598
Kraft Foods, Inc. 5.625% 11/01/11	1,000,000	1,063,973
		4,301,321
Health Care — Products – 0.2%
Baxter FinCo BV 4.750% 10/15/10	1,000,000	1,039,443
Insurance – 1.2%
Metropolitan Life Global Funding I (a) 2.875% 9/17/12	500,000	497,922
Pacific Life Global Funding VRN (a) 0.750% 2/06/16	5,000,000	4,491,400
		4,989,322
Multi-National – 0.5%
International Bank for Reconstruction & Development FRN 5.710% 12/10/13	2,105,000	2,024,589
Oil & Gas – 0.3%
Shell International Finance BV 1.300% 9/22/11	1,250,000	1,253,386
Pharmaceuticals – 1.0%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,022,160
Pfizer, Inc. FRN 2.249% 3/15/11	1,100,000	1,130,920
Wyeth VRN 6.950% 3/15/11	1,216,000	1,306,493
		4,459,573
Telecommunications – 1.1%
AT&T Corp. 7.300% 11/15/11	1,250,000	1,384,596
Cellco Partnership/Verizon Wireless Capital LLC FRN (a) 3.025% 5/20/11	2,000,000	2,069,054
Telefonica Emisiones SAU FRN 0.809% 2/04/13	1,275,000	1,251,489
		4,705,139
TOTAL CORPORATE DEBT (Cost $72,471,998)		72,154,201

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 9.5%
Automobile ABS – 3.5%
Bank of America Auto Trust, Series 2009-2A, Class A2 (a) 1.160% 2/15/12	$875,000	$868,438
Bank of America Auto Trust, Series 2009-1A, Class A2 (a) 1.700% 12/15/11	925,000	930,519
BMW Vehicle Lease Trust, Series 2009-1, Class A1 0.792% 6/15/10	371,716	371,920
BMW Vehicle Lease Trust, Series 2009-1, Class A2 2.040% 4/15/11	1,125,000	1,132,825
BMW Vehicle Lease Trust, Series 2007-1, Class A3A 4.590% 8/15/13	390,844	391,835
Harley-Davidson Motorcycle Trust, Series 2007-2, Class A3 5.100% 5/15/12	1,880,496	1,905,537
Honda Auto Receivables Owner Trust, Series 2007-3, Class A3 FRN 0.423% 1/15/10	265,099	264,966
Honda Auto Receivables Owner Trust, Series 2009-3, Class A2 1.500% 8/15/11	1,300,000	1,305,919
Merrill Auto Trust Securitization, Series 2007-1, Class A3 FRN 0.293% 3/15/11	493,882	493,409
Nissan Auto Lease Trust, Series 2009-A, Class A1 1.043% 6/15/10	546,726	547,441
Nissan Auto Lease Trust, Series 2009-A, Class A2 2.010% 4/15/11	850,000	856,575
USAA Auto Owner Trust, Series 2008-3, Class A2 3.580% 3/15/11	875,668	879,130
USAA Auto Owner Trust, Series 2008-1, Class A3 4.160% 4/16/12	611,485	621,665
USAA Auto Owner Trust, Series 2008-3, Class A3 4.280% 10/15/12	350,000	360,068
USAA Auto Owner Trust, Series 2005-3, Class A4 4.630% 5/15/12	828,044	828,961
USAA Auto Owner Trust, Series 2008-2, Class A3 4.640% 10/15/12	437,000	449,643
USAA Auto Owner Trust, Series 2006-1, Class A4 5.040% 12/15/11	899,745	910,756
Volkswagen Auto Lease Trust, Series 2009-A, Class A1 1.452% 5/17/10	572,085	572,675
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	1,275,000	1,290,257
		14,982,539
Credit Card ABS – 1.1%
Chase Issuance Trust, Series 2005-A8, Class A8 FRN 0.283% 10/15/12	1,650,000	1,645,499
Chase Issuance Trust, Series 2008-A7, Class A7 FRN 0.893% 11/15/11	1,150,000	1,150,600
Chase Issuance Trust, Series 2009-A4, Class A4 FRN 0.993% 6/15/12	800,000	801,738
Chase Issuance Trust, Series 2009-A5, Class A5 FRN 1.043% 6/15/12	1,150,000	1,152,901
		4,750,738
Student Loans ABS – 4.9%
Nelnet Student Loan Corp., Series 2004-2A, Class A2 FRN 0.423% 11/25/13	218,085	218,108
SLM Student Loan Trust, Series 2007-2, Class A1 FRN 0.484% 4/25/14	735,351	734,792
SLM Student Loan Trust, Series 2007-3, Class A1 FRN 0.494% 10/27/14	331,041	330,631
SLM Student Loan Trust, Series 2006-7, Class A2 FRN 0.494% 10/25/16	33,418	33,426
SLM Student Loan Trust, Series 2006-5, Class A2 FRN 0.494% 7/25/17	1,232,822	1,232,555
SLM Student Loan Trust, Series 2006-6, Class A1 FRN 0.494% 10/25/18	92,154	91,842
SLM Student Loan Trust, Series 2003-6, Class A4 FRN 0.499% 12/17/18	142,040	141,287
SLM Student Loan Trust, Series 2003-7, Class A4 FRN 0.499% 3/15/19	593,066	591,551
SLM Student Loan Trust, Series 2007-1, Class A2 FRN 0.504% 1/25/16	912,141	910,328
SLM Student Loan Trust, Series 2006-8, Class A2 FRN 0.504% 10/25/16	224,863	224,439
SLM Student Loan Trust, Series 2006-9, Class A2 FRN 0.504% 4/25/17	114,246	114,012
SLM Student Loan Trust, Series 2003-5, Class A4 FRN 0.509% 12/17/18	434,012	433,177

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2006-2, Class A2 FRN 0.514% 10/26/15	$168,316	$168,340
SLM Student Loan Trust, Series 2006-10, Class A2 FRN 0.514% 10/25/17	225,289	225,306
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.519% 12/15/17	535,703	533,373
SLM Student Loan Trust, Series 2005-10, Class A3 FRN 0.554% 10/25/16	853,726	852,419
SLM Student Loan Trust, Series 2005-9, Class A3 FRN 0.554% 1/25/19	535,617	535,768
SLM Student Loan Trust, Series 2005-2, Class A4 FRN 0.584% 4/25/17	153,993	153,400
SLM Student Loan Trust, Series 2006-3, Class A4 FRN 0.584% 7/25/19	175,000	171,828
SLM Student Loan Trust, Series 2005-1, Class A2 FRN 0.584% 4/27/20	172,069	169,797
SLM Student Loan Trust, Series 2005-7, Class A2 FRN 0.594% 4/25/22	563,640	560,876
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.594% 4/25/22	93,432	92,866
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.594% 7/25/22	1,572,182	1,561,228
SLM Student Loan Trust, Series 2004-7, Class A4 FRN 0.654% 1/25/17	276,726	275,213
SLM Student Loan Trust, Series 2007-6, Class A1 FRN 0.674% 4/27/15	1,374,148	1,371,273
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.704% 1/25/16	315,000	313,011
SLM Student Loan Trust, Series 2008-1, Class A1 FRN 0.754% 7/25/13	1,143,117	1,142,460
SLM Student Loan Trust, Series 2007-6, Class A2 FRN 0.754% 1/25/19	200,000	197,030
SLM Student Loan Trust, Series 2008-2, Class A1 FRN 0.804% 1/26/15	862,181	861,738
SLM Student Loan Trust, Series 2008-6, Class A1 FRN 0.904% 10/27/14	2,129,843	2,131,662
SLM Student Loan Trust, Series 2008-3, Class A1 FRN 1.004% 1/25/14	1,402,206	1,405,301
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 1.004% 10/25/17	490,000	488,162
SLM Student Loan Trust, Series 2008-4, Class A1 FRN 1.184% 7/25/13	1,096,651	1,101,524
SLM Student Loan Trust, Series 2008-5, Class A1 FRN 1.304% 10/25/13	18,571	18,638
SLM Student Loan Trust, Series 2008-4, Class A2 FRN 1.554% 7/25/16	175,000	178,153
SLM Student Loan Trust, Series 2008-9, Class A FRN 2.004% 4/25/23	386,813	401,076
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.692% 10/28/28	683,634	682,779
		20,649,369
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $40,126,644)		40,382,646
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 0.6%
Pass-Through Securities – 0.6%
Federal Home Loan Mortgage Corp. FRN Pool #1Q0239 5.258% 3/01/37	2,279,558	2,347,685
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,323,012)		2,347,685
U.S. TREASURY OBLIGATIONS – 95.6%
U.S. Treasury Bonds & Notes – 95.6%
U.S. Treasury Inflation Index (b) 0.625% 4/15/13	8,686,208	8,676,578
U.S. Treasury Inflation Index (b) 1.250% 4/15/14	11,906,154	12,103,350
U.S. Treasury Inflation Index (b) 1.375% 7/15/18	14,086,805	13,960,371
U.S. Treasury Inflation Index (b) 1.625% 1/15/15	20,019,870	20,423,322
U.S. Treasury Inflation Index (b) 1.625% 1/15/18	11,498,180	11,620,348
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	12,335,782	11,863,728
U.S. Treasury Inflation Index (b) 1.875% 7/15/13	18,644,181	19,257,187
U.S. Treasury Inflation Index (b) 1.875% 7/15/15	18,230,213	18,868,270
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	3,731,968	3,843,927
U.S. Treasury Inflation Index (b) 2.000% 4/15/12	9,583,629	9,930,941
U.S. Treasury Inflation Index (b) 2.000% 1/15/14	14,155,483	14,660,746

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 2.000% 7/15/14	$20,856,885	$21,693,117
U.S. Treasury Inflation Index (b) 2.000% 1/15/16	15,402,436	15,994,370
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	14,312,073	14,298,746
U.S. Treasury Inflation Index (b) 2.125% 1/15/19	11,184,454	11,747,171
U.S. Treasury Inflation Index (b) 2.375% 4/15/11	13,367,446	13,766,402
U.S. Treasury Inflation Index (b) 2.375% 1/15/17	15,121,747	16,107,023
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	23,884,590	25,071,355
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	12,419,910	13,084,608
U.S. Treasury Inflation Index (b) 2.500% 7/15/16	12,450,337	13,357,110
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	13,376,205	14,406,671
U.S. Treasury Inflation Index (b) 2.625% 7/15/17	11,087,199	12,052,151
U.S. Treasury Inflation Index (b) 3.000% 7/15/12	21,116,679	22,479,210
U.S. Treasury Inflation Index (b) 3.375% 1/15/12	9,508,901	10,125,494
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	5,053,436	6,259,969
U.S. Treasury Inflation Index (b) 3.500% 1/15/11	1,887,020	1,966,381
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	17,516,277	21,684,494
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	17,862,395	23,053,658
U.S. Treasury Note 2.375% 8/31/14	4,000,000	4,015,312
		406,372,010
TOTAL U.S. TREASURY OBLIGATIONS (Cost $398,861,096)		406,372,010
TOTAL BONDS & NOTES (Cost $513,782,750)		521,256,542
TOTAL LONG-TERM INVESTMENTS (Cost $513,782,750)		521,256,542
SHORT-TERM INVESTMENTS – 48.6%
Commercial Paper – 48.6%
Abbey National NA LLC 0.750% 2/26/10	6,627,000	6,606,567
AGL Capital Corporat 0.600% 11/30/09	5,800,000	5,794,200
Autozone, Inc. 0.550% 11/17/09	5,700,000	5,695,907
Avery Dennison Corp. 0.350% 10/26/09	4,435,000	4,433,922
BMW US Capital LLC 0.300% 10/09/09	1,800,000	1,799,880
BMW US Capital LLC 0.300% 10/15/09	4,218,000	4,217,508
BMW US Capital LLC 0.320% 10/14/09	3,800,000	3,799,561
Cadbury Schweppes Financial 0.350% 10/15/09	2,700,000	2,699,632
Cadbury Schweppes Financial 0.360% 10/15/09	1,000,000	999,860
Cadbury Schweppes Financial 0.400% 10/07/09	2,200,000	2,199,853
Comcast Corp. 0.410% 10/23/09	5,700,000	5,698,572
Covidien International Finance SA 0.320% 11/09/09	4,715,000	4,713,365
Covidien International Finance SA 0.400% 10/01/09	4,815,000	4,815,000
CVS Corp. 0.500% 11/12/09	5,700,000	5,696,675
Devon Energy Corp. 0.320% 10/27/09	2,175,000	2,174,497
Devon Energy Corp. 0.330% 12/23/09	1,200,000	1,199,087
Devon Energy Corp. 0.370% 10/22/09	2,615,000	2,614,436
Duke Energy Corp. 0.400% 10/21/09	5,700,000	5,698,733
E. ON AG 0.350% 10/26/09	263,000	262,936
E. ON AG 0.590% 11/02/09	6,625,000	6,621,526
Eaton Corp. 0.550% 12/09/09	6,000,000	5,993,675
Elsevier Financial SA 0.410% 10/01/09	2,943,000	2,943,000
Elsevier Financial SA 0.410% 10/08/09	3,000,000	2,999,761
Equifax, Inc. 0.450% 10/23/09	500,000	499,863
Equifax, Inc. 0.450% 10/29/09	5,300,000	5,298,145
Export-Import Bank of the United States 0.850% 12/01/09	9,750,000	9,735,957
H.J. Heinz Finance Co. 0.310% 12/07/09	5,425,000	5,421,870
Henkel Corp. 0.450% 10/13/09	2,300,000	2,299,655
Henkel Corp. 0.700% 11/05/09	7,500,000	7,494,896
ITT Corp. 0.600% 10/21/09	5,438,000	5,436,187
Kraft Foods, Inc. 0.400% 11/18/09	5,320,000	5,317,163
Kraft Foods, Inc. 0.420% 10/26/09	580,000	579,831
Kraft Foods, Inc. 0.450% 10/28/09	150,000	149,949
Lincoln National Corp. 0.500% 12/17/09	5,875,000	5,868,717
National Rural Utilities Cooperative Finance Corp. 0.490% 10/20/09	4,940,000	4,938,722
Oneok, Inc. 0.280% 10/06/09	1,450,000	1,449,944
Precision Castparts Corp. 0.430% 12/15/09	6,000,000	5,994,625
Public Service Electric & Gas 0.350% 10/21/09	5,465,000	5,463,937
Royal Bank of Scotland PLC 1.050% 12/01/09	10,500,000	10,481,319
Ryder System, Inc. 0.400% 10/13/09	5,700,000	5,699,240
The Stanley Works 0.360% 11/03/09	7,000,000	6,997,690

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Cable, Inc. 0.400% 10/06/09	$5,740,000	$5,739,681
Transocean Ltd. 0.300% 10/16/09	675,000	674,916
Transocean Ltd. 0.330% 10/28/09	2,500,000	2,499,381
VF Corp. 0.600% 10/21/09	3,875,000	3,873,708
Wellpoint, Inc. 0.430% 12/16/09	9,320,000	9,311,540
Xcel Energy, Inc. 0.400% 10/05/09	1,000,000	999,956
Xcel Energy, Inc. 0.400% 10/19/09	4,685,000	4,684,063
Repurchase Agreement – 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (c)	24,110	24,110
TOTAL SHORT-TERM INVESTMENTS (Cost $206,613,218)		206,613,218
TOTAL INVESTMENTS – 171.3% (Cost $720,395,968) (d)		727,869,760
Other Assets/ (Liabilities) – (71.3)%		(302,988,673)
NET ASSETS – 100.0%		$424,881,087

Notes to Portfolio of Investments
ABS	Asset Backed Security
FRN	Floating Rate Note
VRN	Variable Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to a value of $10,854,235 or 2.55% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	Maturity value of $24,110. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $25,346.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.0%
PREFERRED STOCK – 0.0%
Investment Companies – 0.0%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $450,000) (a) (b) (c) (d)	4,500	$345,821
TOTAL PREFERRED STOCK (Cost $450,000)		345,821
TOTAL EQUITIES (Cost $450,000)		345,821
	Principal Amount
BONDS & NOTES – 93.3%
CORPORATE DEBT – 36.3%
Advertising – 0.1%
Interpublic Group Cos. (a) 10.000% 7/15/17	$1,100,000	1,188,000
Aerospace & Defense – 0.7%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	800,000	882,728
General Dynamics Corp. 5.250% 2/01/14	895,000	980,969
Goodrich Corp. 6.125% 3/01/19	300,000	326,001
L-3 Communications Corp. 6.375% 10/15/15	860,000	868,600
Lockheed Martin Corp. 6.150% 9/01/36	730,000	835,617
United Technologies Corp. 6.125% 2/01/19	1,710,000	1,956,445
		5,850,360
Agriculture – 0.6%
Altria Group, Inc. 9.700% 11/10/18	420,000	521,664
Altria Group, Inc. 9.950% 11/10/38	870,000	1,182,849
BAT International Finance PLC (a) 8.125% 11/15/13	1,525,000	1,750,607
Cargill, Inc. (a) 5.200% 1/22/13	1,300,000	1,363,172
		4,818,292
Airlines – 0.0%
United Air Lines, Inc. (e) 10.110% 12/31/49	212,617	63,785
Banks – 2.2%
Bank of America Corp. (f) 2.100% 4/30/12	3,000,000	3,042,096
Bank of America Corp. 4.250% 10/01/10	375,000	379,540
Bank of America Corp. 5.750% 12/01/17	930,000	928,305
Bank of America Corp. 7.375% 5/15/14	830,000	923,511
Bank of America Corp. Series L 5.650% 5/01/18	2,250,000	2,221,627
Barclays Bank PLC 5.000% 9/22/16	500,000	506,384
Barclays Bank PLC 5.200% 7/10/14	2,335,000	2,466,500
Barclays Bank PLC 6.750% 5/22/19	760,000	850,011
Capital One Financial Corp. 7.375% 5/23/14	540,000	602,647
Credit Suisse New York 5.500% 5/01/14	400,000	429,832
HSBC Finance Corp. 6.375% 10/15/11	405,000	429,586
HSBC Holdings PLC 6.500% 9/15/37	600,000	648,973
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	855,000	868,141
State Street Corp. 2.150% 4/30/12	925,000	939,609
Wachovia Bank NA 6.600% 1/15/38	575,000	631,169
Wachovia Bank NA 7.800% 8/18/10	600,000	632,602
Wachovia Corp. 5.300% 10/15/11	480,000	508,557
Wachovia Corp. 5.750% 6/15/17	1,080,000	1,140,992
Wells Fargo & Co. 5.625% 12/11/17	400,000	420,156
		18,570,238
Beverages – 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	350,000	360,986
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	235,000	254,341
Anheuser-Busch InBev Worldwide, Inc. (a) 8.200% 1/15/39	565,000	745,031
The Coca-Cola Co. 5.350% 11/15/17	550,000	600,577
Diageo Finance BV 3.875% 4/01/11	770,000	792,104
Molson Coors Capital Finance ULC 4.850% 9/22/10	530,000	547,650
		3,300,689
Building Materials – 0.3%
CRH America, Inc. 8.125% 7/15/18	900,000	1,011,905
Owens Corning, Inc. 9.000% 6/15/19	700,000	751,807
Trane US, Inc. 7.625% 2/15/10	800,000	814,687
		2,578,399
Chemicals – 1.6%
Airgas, Inc. 4.500% 9/15/14	965,000	982,087
Ashland, Inc. (a) 9.125% 6/01/17	500,000	535,000
Cabot Corp. 5.000% 10/01/16	2,635,000	2,630,133
Cytec Industries, Inc. 8.950% 7/01/17	300,000	331,616
The Dow Chemical Co. 4.850% 8/15/12	650,000	675,908
The Dow Chemical Co. 5.900% 2/15/15	1,740,000	1,785,906
The Dow Chemical Co. 7.600% 5/15/14	1,015,000	1,122,843
The Dow Chemical Co. 8.550% 5/15/19	915,000	1,028,594
The Dow Chemical Co. 9.400% 5/15/39	410,000	504,950

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ecolab, Inc. 4.875% 2/15/15	$1,500,000	$1,568,178
Ecolab, Inc. 6.875% 2/01/11	1,100,000	1,165,377
EI Du Pont de Nemours & Co. 5.000% 1/15/13	480,000	519,833
EI Du Pont de Nemours & Co. 6.000% 7/15/18	620,000	693,454
Valspar Corp. 7.250% 6/15/19	375,000	407,313
		13,951,192
Commercial Services – 0.4%
Deluxe Corp. 7.375% 6/01/15	145,000	139,019
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	550,000	554,493
Equifax, Inc. 7.000% 7/01/37	415,000	407,715
ERAC USA Finance Co. (a) (f) 5.800% 10/15/12	1,600,000	1,659,497
ERAC USA Finance Co. (a) (f) 6.700% 6/01/34	355,000	315,175
		3,075,899
Computers – 0.3%
Electronic Data Systems LLC Series B 6.000% 8/01/13	430,000	479,803
Electronic Data Systems LLC 7.450% 10/15/29	355,000	450,029
EMC Corp. 1.750% 12/01/13	550,000	677,188
Hewlett-Packard Co. 5.500% 3/01/18	890,000	972,509
		2,579,529
Diversified Financial – 8.2%
American Express Co. 6.150% 8/28/17	350,000	367,638
American Express Co. 7.250% 5/20/14	385,000	432,574
American Express Co. 8.125% 5/20/19	965,000	1,141,297
American Express Credit Corp. 7.300% 8/20/13	1,795,000	1,990,641
American General Finance Corp. 5.900% 9/15/12	1,575,000	1,220,814
American General Finance Corp. 6.500% 9/15/17	350,000	243,229
American General Finance Corp. 6.900% 12/15/17	450,000	314,721
American Honda Finance Corp. (a) 7.625% 10/01/18	200,000	231,203
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,100,000	1,256,246
BlackRock, Inc. 6.250% 9/15/17	350,000	378,585
Boeing Capital Corp. Ltd. 6.500% 2/15/12	690,000	759,885
Citigroup, Inc. 2.125% 4/30/12	2,000,000	2,028,306
Citigroup, Inc. 5.500% 10/15/14	725,000	723,952
Citigroup, Inc. 5.500% 2/15/17	750,000	697,742
Citigroup, Inc. 5.875% 5/29/37	995,000	867,543
Citigroup, Inc. 6.375% 8/12/14	1,190,000	1,230,329
Citigroup, Inc. 6.500% 8/19/13	910,000	955,272
Citigroup, Inc. 8.125% 7/15/39	575,000	643,649
Eaton Vance Corp. 6.500% 10/02/17	1,075,000	1,161,026
Fannie Mae 5.625% 7/15/37	4,825,000	5,437,008
GATX Financial Corp. 5.125% 4/15/10	2,500,000	2,521,675
General Electric Capital Corp. FRN 1.239% 12/09/11	2,125,000	2,169,332
General Electric Capital Corp. 3.500% 8/13/12	1,200,000	1,214,951
General Electric Capital Corp. 5.375% 10/20/16	700,000	708,935
General Electric Capital Corp. 5.900% 5/13/14	900,000	965,062
General Electric Capital Corp. 6.750% 3/15/32	1,200,000	1,225,108
General Electric Capital Corp. 6.875% 1/10/39	2,695,000	2,822,554
The Goldman Sachs Group, Inc. (f) 1.625% 7/15/11	5,750,000	5,804,145
The Goldman Sachs Group, Inc. (f) 5.450% 11/01/12	4,000,000	4,277,653
The Goldman Sachs Group, Inc. 5.625% 1/15/17	2,025,000	2,040,054
The Goldman Sachs Group, Inc. 6.125% 2/15/33	400,000	427,689
HSBC Finance Corp. 5.900% 6/19/12	825,000	870,752
Ingersoll-Rand Global Holding Co. 9.500% 4/15/14	700,000	827,140
International Lease Finance Corp. 5.625% 9/20/13	465,000	354,278
John Deere Capital Corp. FRN 0.837% 2/26/10	1,565,000	1,567,651
JP Morgan Chase & Co. FRN 0.487% 2/23/11	750,000	751,554
JP Morgan Chase & Co. FRN 0.529% 6/15/12	2,500,000	2,516,165
JP Morgan Chase & Co. 2.625% 12/01/10	2,750,000	2,810,907
JP Morgan Chase & Co. (f) 5.375% 10/01/12	1,900,000	2,044,375
JP Morgan Chase Capital XV Series O 5.875% 3/15/35	560,000	497,754
Lazard Group LLC 6.850% 6/15/17	535,000	527,359
Lazard Group LLC 7.125% 5/15/15	695,000	701,935
Merrill Lynch & Co., Inc. (f) 5.450% 2/05/13	1,900,000	1,970,150
Morgan Stanley FRN 0.500% 3/13/12	1,250,000	1,256,097

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley FRN 0.744% 2/10/12	$3,000,000	$3,020,853
Morgan Stanley 5.450% 1/09/17	430,000	430,600
Morgan Stanley Series F 6.625% 4/01/18	1,250,000	1,321,779
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	835,000	1,104,343
SLM Corp. 5.000% 10/01/13	505,000	402,010
Textron Financial Corp. 5.125% 11/01/10	1,140,000	1,140,329
		70,374,849
Electric – 2.1%
Allegheny Energy Supply 7.800% 3/15/11	300,000	317,832
Allegheny Energy Supply (a) 8.250% 4/15/12	385,000	424,108
Ameren Corp. 8.875% 5/15/14	1,085,000	1,219,590
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	310,000	352,302
Entergy Gulf States, Inc. 5.250% 8/01/15	1,455,000	1,452,369
Exelon Generation Co. LLC 5.200% 10/01/19	935,000	945,232
Exelon Generation Co. LLC 6.250% 10/01/39	1,000,000	1,020,662
Kansas Gas & Electric Co. 5.647% 3/29/21	397,747	403,710
Kiowa Power Partners LLC (a) 4.811% 12/30/13	229,844	229,370
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	411,734	422,027
Monongahela Power 6.700% 6/15/14	450,000	490,047
Monongahela Power 7.360% 1/15/10	700,000	708,392
Nevada Power Co. Series L 5.875% 1/15/15	560,000	596,584
Nevada Power Co. Series N 6.650% 4/01/36	550,000	599,531
NRG Energy, Inc. 8.500% 6/15/19	775,000	775,969
Oncor Electric Delivery Co. 6.800% 9/01/18	895,000	1,029,802
Oncor Electric Delivery Co. 7.500% 9/01/38	590,000	759,894
PPL Energy Supply LLC 6.300% 7/15/13	750,000	805,246
Tampa Electric Co. 6.375% 8/15/12	750,000	811,689
Tenaska Oklahoma (a) 6.528% 12/30/14	319,436	288,061
TransAlta Corp. (f) 5.750% 12/15/13	1,200,000	1,258,068
TransAlta Corp. 6.650% 5/15/18	600,000	605,455
Tri-State Generation & Transmission Association Series 2003, Class B (a) 7.144% 7/31/33	480,000	514,340
Tri-State Generation & Transmission Association Series 2003, Class A (a) 6.040% 1/31/18	400,113	386,939
Union Electric Co. 6.700% 2/01/19	600,000	677,167
Wisconsin Public Service Corp. 5.650% 11/01/17	450,000	479,701
		17,574,087
Electrical Components & Equipment – 0.1%
Anixter International, Inc. 5.950% 3/01/15	715,000	631,881
Electronics – 0.3%
Agilent Technologies, Inc. 5.500% 9/14/15	1,000,000	1,028,636
Arrow Electronics, Inc. 6.000% 4/01/20	1,780,000	1,778,613
		2,807,249
Entertainment – 0.0%
International Game Technology 7.500% 6/15/19	360,000	398,934
Environmental Controls – 0.4%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	825,000	856,574
Allied Waste North America, Inc. 6.500% 11/15/10	1,265,000	1,306,113
Allied Waste North America, Inc. 6.875% 6/01/17	210,000	221,797
Waste Management, Inc. 6.100% 3/15/18	610,000	648,828
		3,033,312
Foods – 0.7%
ConAgra Foods, Inc. 7.000% 4/15/19	555,000	653,995
Delhaize America, Inc. 9.000% 4/15/31	1,020,000	1,342,105
Kellogg Co. 5.125% 12/03/12	850,000	922,677
Kraft Foods, Inc. 6.750% 2/19/14	1,250,000	1,394,521
The Kroger Co. 7.500% 1/15/14	360,000	414,868
Ralcorp Holdings, Inc. (a) 6.625% 8/15/39	1,100,000	1,158,479
Sara Lee Corp. 3.875% 6/15/13	210,000	213,741
		6,100,386
Forest Products & Paper – 0.3%
International Paper Co. 9.375% 5/15/19	835,000	977,698
Rock-Tenn Co. 5.625% 3/15/13	140,000	135,800
Rock-Tenn Co. 8.200% 8/15/11	590,000	612,125
Rock-Tenn Co. 9.250% 3/15/16	200,000	214,000
Verso Paper Holdings LLC (a) 11.500% 7/01/14	425,000	435,625
		2,375,248
Gas – 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	475,000	471,952

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Southwest Gas Corp. 8.375% 2/15/11	$305,000	$323,939
		795,891
Hand & Machine Tools – 0.2%
Black & Decker Corp. 8.950% 4/15/14	500,000	587,532
Kennametal, Inc. 7.200% 6/15/12	885,000	932,994
		1,520,526
Health Care — Products – 0.5%
Baxter International, Inc. 4.500% 8/15/19	705,000	723,053
Beckman Coulter, Inc. 6.000% 6/01/15	590,000	643,642
Beckman Coulter, Inc. 7.000% 6/01/19	470,000	538,921
Covidien International Finance SA 5.450% 10/15/12	1,000,000	1,088,705
Covidien International Finance SA 6.550% 10/15/37	550,000	652,577
Medtronic, Inc. 1.625% 4/15/13	450,000	444,375
		4,091,273
Health Care — Services – 0.5%
HCA, Inc. (a) 7.875% 2/15/20	1,200,000	1,204,500
HCA, Inc. (a) 8.500% 4/15/19	1,000,000	1,045,000
Roche Holdings, Inc. (a) 5.000% 3/01/14	750,000	810,807
Roche Holdings, Inc. (a) 6.000% 3/01/19	200,000	222,628
Roche Holdings, Inc. (a) 7.000% 3/01/39	810,000	1,005,458
		4,288,393
Holding Company — Diversified – 0.6%
Hutchison Whampoa International 09/19 Ltd. (a) 5.750% 9/11/19	860,000	865,196
Kansas City Southern Railway 13.000% 12/15/13	1,670,000	1,920,500
Leucadia National Corp. (f) 7.750% 8/15/13	2,000,000	2,010,000
		4,795,696
Home Builders – 0.0%
D.R. Horton, Inc. 4.875% 1/15/10	120,000	120,000
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	127,000	127,749
Toro Co. 7.800% 6/15/27	235,000	219,026
Whirlpool Corp. 8.600% 5/01/14	260,000	290,842
		637,617
Insurance – 0.8%
Aflac, Inc. 8.500% 5/15/19	340,000	405,304
The Allstate Corp. 7.450% 5/16/19	105,000	125,149
Lincoln National Corp. 6.300% 10/09/37	400,000	368,104
Lincoln National Corp. 8.750% 7/01/19	800,000	925,254
MetLife, Inc. Series A 6.817% 8/15/18	790,000	879,272
Metropolitan Life Global Funding I (a) 2.875% 9/17/12	1,250,000	1,244,804
Principal Financial Group, Inc. 8.875% 5/15/19	345,000	413,365
Prudential Financial, Inc. 3.625% 9/17/12	1,100,000	1,106,788
Prudential Financial, Inc. 4.750% 9/17/15	1,450,000	1,439,827
		6,907,867
Investment Companies – 0.0%
Xstrata Finance Canada (a) 5.800% 11/15/16	285,000	280,212
Iron & Steel – 0.6%
Allegheny Technologies, Inc. 9.375% 6/01/19	115,000	130,200
ArcelorMittal 9.000% 2/15/15	2,575,000	2,961,250
ArcelorMittal 9.850% 6/01/19	325,000	384,411
Reliance Steel & Aluminum Co. 6.200% 11/15/16	1,555,000	1,539,893
		5,015,754
Lodging – 0.2%
Marriott International, Inc. 6.200% 6/15/16	1,125,000	1,100,316
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	250,000	246,250
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/12	495,000	513,563
		1,860,129
Machinery — Diversified – 0.2%
Briggs & Stratton Corp. 8.875% 3/15/11	725,000	754,000
Roper Industries, Inc. 6.625% 8/15/13	910,000	980,157
		1,734,157
Manufacturing – 1.4%
Bombardier, Inc. (a) 6.750% 5/01/12	310,000	311,550
Cooper US, Inc. 6.100% 7/01/17	635,000	701,587
Eaton Corp. 7.650% 11/15/29	1,850,000	2,317,046
General Electric Co. 5.250% 12/06/17	400,000	410,500
Illinois Tool Works, Inc. 5.150% 4/01/14	655,000	711,722
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	370,000	396,957
ITT Corp. 4.900% 5/01/14	560,000	583,943
ITT Corp. 6.125% 5/01/19	560,000	606,995
Textron, Inc. 6.200% 3/15/15	1,225,000	1,229,850
Textron, Inc. 7.250% 10/01/19	870,000	881,604
Tyco Electronics Group SA 6.000% 10/01/12	375,000	396,742
Tyco Electronics Group SA 6.550% 10/01/17	325,000	340,216
Tyco Electronics Group SA 7.125% 10/01/37	400,000	411,135

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tyco International Finance SA 4.125% 10/15/14	$1,100,000	$1,096,183
Tyco International Finance SA 8.500% 1/15/19	390,000	475,386
Tyco International Ltd. 6.875% 1/15/21	605,000	679,086
		11,550,502
Media – 2.2%
CBS Corp. 6.625% 5/15/11	780,000	817,072
CBS Corp. 7.875% 7/30/30	375,000	357,483
Comcast Corp. 6.950% 8/15/37	610,000	680,859
Cox Communications, Inc. 4.625% 1/15/10	1,250,000	1,261,399
Cox Communications, Inc. 6.750% 3/15/11	475,000	503,030
DirecTV Holdings LLC/DirecTV Financing Co., Inc. (a) 5.875% 10/01/19	1,500,000	1,490,625
Echostar DBS Corp. 7.125% 2/01/16	600,000	595,500
McGraw-Hill Cos., Inc. 5.375% 11/15/12	750,000	788,393
News America, Inc. 4.750% 3/15/10	800,000	803,303
News America, Inc. (a) 6.900% 8/15/39	740,000	787,791
Rogers Communications, Inc. 5.500% 3/15/14	225,000	240,881
Rogers Communications, Inc. 7.500% 8/15/38	200,000	243,157
Rogers Communications, Inc. 8.750% 5/01/32	870,000	1,141,561
Scholastic Corp. 5.000% 4/15/13	500,000	427,500
Shaw Communications, Inc. 8.250% 4/11/10	1,325,000	1,371,375
Thomson Corp. 5.700% 10/01/14	1,485,000	1,628,374
Thomson Corp. 6.200% 1/05/12	650,000	709,220
Thomson Reuters Corp. 5.950% 7/15/13	400,000	439,126
Time Warner Cable, Inc. 5.400% 7/02/12	345,000	368,640
Time Warner Cable, Inc. 6.750% 6/15/39	1,170,000	1,265,280
Time Warner Cable, Inc. 7.500% 4/01/14	700,000	802,852
Time Warner Cable, Inc. 8.250% 4/01/19	90,000	108,783
Time Warner Cable, Inc. 8.750% 2/14/19	585,000	720,679
Time Warner, Inc. 5.875% 11/15/16	845,000	896,051
Viacom, Inc. 6.250% 4/30/16	315,000	339,745
		18,788,679
Metal Fabricate & Hardware – 0.2%
The Timken Co. 5.750% 2/15/10	730,000	738,493
The Timken Co. 6.000% 9/15/14	765,000	794,726
		1,533,219
Mining – 1.2%
Codelco, Inc. (a) 6.150% 10/24/36	415,000	428,977
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	1,525,000	1,622,219
Newmont Mining Corp. 5.125% 10/01/19	1,145,000	1,144,494
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	960,000	1,034,329
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	725,000	889,991
Teck Resources Ltd. 9.750% 5/15/14	600,000	660,000
Teck Resources Ltd. 10.250% 5/15/16	1,000,000	1,130,000
Teck Resources Ltd. 10.750% 5/15/19	650,000	755,625
Vale Overseas Ltd. 5.625% 9/15/19	1,300,000	1,322,332
Vale Overseas Ltd. 6.250% 1/23/17	455,000	487,120
Vale Overseas Ltd. 6.875% 11/21/36	420,000	434,503
		9,909,590
Office Equipment/Supplies – 0.1%
Xerox Corp. 5.500% 5/15/12	350,000	366,996
Xerox Corp. 8.250% 5/15/14	500,000	568,346
		935,342
Office Furnishings – 0.2%
Steelcase, Inc. 6.500% 8/15/11	1,440,000	1,443,632
Oil & Gas – 1.5%
Cenovus Energy, Inc. (a) 4.500% 9/15/14	1,350,000	1,379,373
Cenovus Energy, Inc. (a) 5.700% 10/15/19	640,000	656,250
Cenovus Energy, Inc. (a) 6.750% 11/15/39	650,000	700,397
Devon Energy Corp. 6.300% 1/15/19	310,000	342,017
EQT Corp. 8.125% 6/01/19	820,000	935,923
Mobil Corp. (f) 8.625% 8/15/21	1,000,000	1,408,383
Morgan Stanley Bank AG for OAO Gazprom (a) 9.625% 3/01/13	400,000	446,000
Noble Holding International Ltd. 7.375% 3/15/14	1,035,000	1,113,926
Pemex Project Funding Master Trust 6.625% 6/15/35	2,000,000	1,931,874
Pemex Project Funding Master Trust 6.625% 6/15/38	527,000	495,380
The Premcor Refining Group, Inc. 6.750% 5/01/14	280,000	274,970
Shell International Finance 5.625% 6/27/11	75,000	80,926
Talisman Energy, Inc. 7.750% 6/01/19	650,000	764,286
Tesoro Corp./Texas 6.500% 6/01/17	330,000	298,650
Transocean, Inc. 1.500% 12/15/37	550,000	530,750
XTO Energy, Inc. 4.900% 2/01/14	1,000,000	1,037,355
		12,396,460

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas Services – 0.0%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	$210,000	$194,775
Packaging & Containers – 0.6%
Owens-Brockway Glass Container, Inc. 8.250% 5/15/13	2,000,000	2,045,000
Packaging Corporation of America 5.750% 8/01/13	260,000	270,505
Pactiv Corp. 5.875% 7/15/12	345,000	367,707
Pactiv Corp. 6.400% 1/15/18	625,000	656,159
Sealed Air Corp. (a) 6.875% 7/15/33	200,000	183,106
Sonoco Products Co. 6.500% 11/15/13	1,500,000	1,545,374
		5,067,851
Pharmaceuticals – 0.1%
Abbott Laboratories 5.600% 11/30/17	450,000	496,024
Wyeth 6.000% 2/15/36	430,000	477,042
		973,066
Pipelines – 2.2%
Boardwalk Pipelines LLC 5.500% 2/01/17	235,000	230,426
CenterPoint Energy Resources Corp. 6.125% 11/01/17	1,000,000	1,049,616
Colonial Pipeline Co. (a) 7.630% 4/15/32	500,000	607,105
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	1,050,000	1,132,108
DCP Midstream LLC (a) 9.750% 3/15/19	700,000	836,235
Duke Capital LLC 7.500% 10/01/09	700,000	700,000
Duke Energy Field Services Corp. 7.875% 8/16/10	600,000	628,901
Enbridge, Inc. 5.800% 6/15/14	1,200,000	1,317,370
Energy Transfer Partners LP 9.700% 3/15/19	1,250,000	1,547,235
Enogex LLC (a) 6.875% 7/15/14	1,900,000	1,974,326
Enterprise Products Operating LP 7.500% 2/01/11	195,000	208,167
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	225,000	228,710
Kern River Funding Corp. (a) 4.893% 4/30/18	757,900	762,144
Kinder Morgan Energy Partners LP 6.000% 2/01/17	220,000	229,920
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	152,492
Kinder Morgan Energy Partners LP 6.950% 1/15/38	655,000	703,522
Magellan Midstream Partners LP 6.550% 7/15/19	665,000	738,961
Pacific Energy Partners LP/PAA Finance Corp. 6.250% 9/15/15	150,000	152,608
Pacific Energy Partners LP/PAA Finance Corp. 7.125% 6/15/14	490,000	507,459
Plains All American Pipeline Co./PAA Finance Corp. 5.625% 12/15/13	590,000	613,243
Plains All American Pipeline LP 4.250% 9/01/12	1,700,000	1,747,626
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	750,000	810,578
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	495,000	553,404
Southern Natural Gas Co. (a) 5.900% 4/01/17	370,000	381,063
Texas Eastern Transmission LP (a) 6.000% 9/15/17	275,000	297,578
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	130,000	142,353
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	600,000	691,754
		18,944,904
Real Estate Investment Trusts (REITS) – 0.1%
Boston Properties LP 5.000% 6/01/15	200,000	195,844
Mack-Cali Realty Corp. 7.750% 8/15/19	610,000	628,540
Senior Housing Properties Trust 8.625% 1/15/12	125,000	127,500
		951,884
Retail – 0.7%
CVS Caremark Corp. 6.125% 9/15/39	1,265,000	1,286,787
J.C. Penney Corp., Inc. 7.950% 4/01/17	160,000	165,600
Lowe's Cos., Inc. 5.600% 9/15/12	425,000	470,280
McDonald's Corp. 6.300% 10/15/37	200,000	234,248
Nordstrom, Inc. 6.750% 6/01/14	300,000	329,098
Staples, Inc. 9.750% 1/15/14	1,250,000	1,501,547
Target Corp. 7.000% 1/15/38	475,000	555,929
Wal-Mart Stores, Inc. 6.200% 4/15/38	870,000	990,106
Wal-Mart Stores, Inc. 6.500% 8/15/37	610,000	711,937
		6,245,532
Savings & Loans – 0.1%
Glencore Funding LLC (a) 6.000% 4/15/14	645,000	618,670
Washington Mutual Bank (e) 5.650% 8/15/14	1,125,000	2,812
		621,482
Software – 0.4%
Fiserv, Inc. 6.125% 11/20/12	2,348,000	2,544,849
Oracle Corp. 6.125% 7/08/39	1,065,000	1,199,190
		3,744,039
Telecommunications – 1.9%
AT&T, Inc. 6.500% 9/01/37	1,350,000	1,450,584

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
British Telecom PLC STEP 9.625% 12/15/30	$590,000	$755,834
Cellco Partnership/Verizon Wireless Capital LLC (a) 7.375% 11/15/13	1,035,000	1,188,557
CenturyTel, Inc. 6.150% 9/15/19	665,000	666,980
CenturyTel, Inc. 7.600% 9/15/39	800,000	797,226
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	565,000	731,688
Embarq Corp. 7.082% 6/01/16	930,000	1,010,499
Embarq Corp. 7.995% 6/01/36	1,160,000	1,211,984
Nokia Corp. 5.375% 5/15/19	555,000	590,740
Qwest Corp. 7.875% 9/01/11	1,150,000	1,185,937
Qwest Corp. 8.875% 3/15/12	1,130,000	1,189,325
Rogers Communications, Inc. 6.375% 3/01/14	410,000	452,614
Rogers Communications, Inc. 6.800% 8/15/18	445,000	499,404
Telecom Italia Capital 6.175% 6/18/14	1,085,000	1,176,950
Telecom Italia Capital 6.000% 9/30/34	115,000	112,110
Verizon Communications, Inc. 7.350% 4/01/39	500,000	592,892
Verizon Communications, Inc. 8.750% 11/01/18	765,000	955,676
Verizon Global Funding Corp. 7.750% 12/01/30	250,000	302,043
Verizon New England, Inc. 6.500% 9/15/11	730,000	784,926
Vodafone Group PLC 7.750% 2/15/10	650,000	666,251
		16,322,220
Textiles – 0.0%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	250,000	259,175
Transportation – 0.6%
Burlington Northern Santa Fe Corp. 6.150% 5/01/37	855,000	949,015
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	240,000	273,053
Canadian National Railway Co. 5.850% 11/15/17	240,000	266,814
Canadian National Railway Co. 6.375% 11/15/37	325,000	386,558
Canadian Pacific Railway Co. 7.125% 10/15/31	985,000	1,093,766
Canadian Pacific Railway Co. Ltd 7.250% 5/15/19	1,200,000	1,392,130
Con-way, Inc. 8.875% 5/01/10	600,000	607,054
CSX Corp. (f) 7.250% 5/01/27	50,000	56,551
Union Pacific Corp. 5.375% 6/01/33	520,000	526,594
		5,551,535
Trucking & Leasing – 0.3%
GATX Corp. 4.750% 10/01/12	1,350,000	1,358,204
GATX Corp. 8.750% 5/15/14	1,365,000	1,535,973
		2,894,177
TOTAL CORPORATE DEBT (Cost $289,329,917)		309,647,908
MUNICIPAL OBLIGATIONS – 0.6%
North Texas Tollway Authority 6.718% 1/01/49	2,400,000	2,693,208
State of California 5.950% 4/01/16	485,000	511,423
State of California 7.550% 4/01/39	655,000	728,013
Tennessee Valley Authority 5.250% 9/15/39	895,000	944,335
TOTAL MUNICIPAL OBLIGATIONS (Cost $4,436,461)		4,876,979
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 5.5%
Automobile ABS – 0.8%
Bank of America Auto Trust, Series 2009-1A, Class A2 (a) 1.700% 12/15/11	1,500,000	1,508,950
BMW Vehicle Lease Trust, Series 2007-1, Class A3A 4.590% 8/15/13	539,095	540,463
Merrill Auto Trust Securitization, Series 2007-1, Class A3 FRN 0.293% 3/15/11	671,680	671,036
USAA Auto Owner Trust, Series 2005-3, Class A4 4.630% 5/15/12	1,545,683	1,547,394
USAA Auto Owner Trust, Series 2006-1, Class A4 5.040% 12/15/11	1,666,195	1,686,585
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	1,000,000	1,011,966
		6,966,394
Commercial MBS – 3.2%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.935% 7/10/17	2,425,000	2,112,426
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	750,000	717,975
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	1,325,000	1,305,570
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	1,000,000	996,328

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4 VRN 5.405% 12/11/40	$500,000	$491,928
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	630,990
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	1,825,000	1,782,072
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/49	1,675,000	1,466,554
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (a) 6.423% 1/15/18	1,650,000	842,139
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	950,000	936,483
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	975,000	915,005
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4 VRN 5.291% 1/12/44	525,000	512,803
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	1,260,000	994,173
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	3,000,000	2,512,378
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 6.104% 6/12/46	1,550,000	1,509,813
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	2,500,000	2,156,091
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	2,300,000	2,284,310
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 6.069% 8/15/39	1,575,000	1,594,780
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,475,000	1,130,121
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN (f) 6.055% 7/15/12	2,450,000	2,444,878
		27,336,817
Home Equity ABS – 0.0%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	3,461	3,396
Student Loans ABS – 0.9%
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $691,900), Series 2005-2A, Class 2B1 FRN (a) (c) 1.292% 9/20/10	680,000	652,800
Newport Waves CDO (Acquired 3/30/07, Cost $1,398,376), Series 2007-1A, Class A3LS FRN (a) (c) 0.892% 6/20/14	1,400,000	538,296
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $400,500), Series 2005-1A, Class B2 FRN (a) (c) 2.892% 9/20/10	400,000	324,792
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $505,625), Series 2005-1A, Class A7 FRN (a) (c) 2.292% 9/20/10	500,000	458,951
SLM Student Loan Trust, Series 2007-2, Class A1 FRN 0.484% 4/25/14	1,623,503	1,622,268
SLM Student Loan Trust, Series 2005-9, Class A3 FRN 0.554% 1/25/19	712,783	712,984
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.000% 12/15/16	925,000	915,750
SLM Student Loan Trust, Series 2003-2, Class A8 FRN 1.120% 9/15/28	600,000	558,000
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.050% 9/15/28	1,500,000	1,380,000
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.692% 10/28/28	774,785	773,816
		7,937,657
WL Collateral CMO – 0.6%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.326% 7/20/36	563,344	472,501

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.935% 8/25/34	$334,848	$290,097
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.893% 9/25/33	46,015	34,269
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 4.969% 2/25/34	56,433	42,143
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 3.883% 8/25/34	87,746	76,255
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.436% 1/19/38	1,161,186	613,192
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.356% 5/25/37	1,293,981	726,289
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 4.225% 8/25/34	156,571	97,656
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.496% 8/25/36	417,315	215,293
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 4.054% 7/25/33	11,454	10,175
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 5.382% 2/25/34	22,288	18,803
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 4.399% 2/25/34	1,305	1,025
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.426% 6/25/46	2,290,682	1,122,841
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.436% 4/25/46	1,441,590	701,603
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 3.950% 3/25/34	110,151	89,854
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	165,669	135,758
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 2.301% 4/25/44	294,719	123,525
		4,771,279
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.889% 6/25/32	93,772	74,243
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $52,425,365)		47,089,786
SOVEREIGN DEBT OBLIGATIONS – 0.4%
Brazilian Government International Bond 5.875% 1/15/19	1,041,000	1,115,431
Colombia Government International Bond 7.375% 3/18/19	520,000	587,600
Poland Government International Bond 6.375% 7/15/19	820,000	917,334
Republic of Brazil 5.625% 1/07/41	660,000	643,487
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,998,841)		3,263,852
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 38.3%
Collateralized Mortgage Obligations – 0.1%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	376,369	410,973
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	277,191	305,027
		716,000
Pass-Through Securities – 38.2%
Federal Home Loan Mortgage Corp.
Pool #G11723 5.500% 7/01/20	101,809	108,920
Pool #G18090 5.500% 12/01/20	2,943,375	3,145,273
Pool #J00900 5.500% 12/01/20	1,103,516	1,179,211
Pool #J00667 5.500% 12/01/20	2,933,484	3,138,370
Pool #J00939 5.500% 1/01/21	1,927,108	2,059,296
Pool #C01283 5.500% 11/01/31	472,021	497,208
Pool #A69443 5.500% 12/01/37	5,994,720	6,285,558
Pool #E85389 6.000% 9/01/16	135,281	145,420
Pool #G11431 6.000% 2/01/18	93,730	100,806
Pool #E85409 6.500% 9/01/16	199,280	214,088
Pool #E85301 6.500% 9/01/16	158,053	170,117
Pool #E85032 6.500% 9/01/16	47,271	50,752
Pool #C01079 7.500% 10/01/30	12,497	13,760
Pool #C01135 7.500% 2/01/31	46,519	51,085
Pool #554904 9.000% 3/01/17	636	704
Federal National Mortgage Association
Pool #775539 3.768% 5/01/34	720,532	745,277

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #725692 3.929% 10/01/33	$1,225,159	$1,254,799
Pool #888586 4.219% 10/01/34	1,315,070	1,350,716
Pool #255148 5.500% 2/01/14	5,234	5,502
Pool #738739 5.500% 9/01/18	217,598	233,068
Pool #737039 5.500% 10/01/18	371,774	398,089
Pool #738636 5.500% 11/01/18	12,678	13,580
Pool #746427 5.500% 11/01/18	245,753	263,147
Pool #748760 5.500% 11/01/18	215,398	230,712
Pool #750461 5.500% 12/01/18	14,619	15,658
Pool #761018 5.500% 12/01/18	5,836	6,249
Pool #767849 5.500% 1/01/19	6,999	7,492
Pool #779844 5.500% 7/01/19	231,457	247,659
Pool #785936 5.500% 7/01/19	8,220	8,800
Pool #786160 5.500% 7/01/19	133,146	142,528
Pool #786687 5.500% 8/01/19	31,918	34,168
Pool #796167 5.500% 9/01/19	215,010	230,161
Pool #772702 5.500% 9/01/19	116,153	124,338
Pool #800272 5.500% 12/01/19	138,982	148,689
Pool #806069 5.500% 12/01/19	654,401	700,107
Pool #805114 5.500% 1/01/20	579,389	619,493
Pool #255624 5.500% 2/01/20	10,268	10,985
Pool #819237 5.500% 5/01/20	94,534	101,077
Pool #822386 5.500% 5/01/20	601,629	643,273
Pool #824562 5.500% 5/01/20	609,453	651,639
Pool #825671 5.500% 6/01/20	109,409	116,846
Pool #781927 5.500% 2/01/21	463,037	493,641
Pool #788209 5.500% 2/01/21	53,210	56,851
Pool #865590 5.500% 2/01/21	38,273	40,803
Pool #831363 5.500% 2/01/21	88,687	94,632
Pool #847839 5.500% 2/01/21	263,209	281,099
Pool #811550 5.500% 3/01/21	419,719	447,723
Pool #865712 5.500% 3/01/21	249,458	266,179
Pool #865902 5.500% 3/01/21	430,630	459,495
Pool #867765 5.500% 3/01/21	10,781	11,494
Pool #869247 5.500% 3/01/21	277,105	295,420
Pool #869803 5.500% 3/01/21	515,064	549,106
Pool #870552 5.500% 3/01/21	592,257	632,790
Pool #831431 5.500% 3/01/21	323,361	345,036
Pool #845461 5.500% 3/01/21	554,934	591,612
Pool #869938 5.500% 4/01/21	415,821	443,304
Pool #871495 5.500% 4/01/21	343,063	365,737
Pool #879609 5.500% 4/01/21	443,267	472,980
Pool #888468 5.500% 9/01/21	5,569,809	5,943,160
Pool #254548 5.500% 12/01/32	425,555	447,947
Pool #985614 5.500% 5/01/33	2,152,531	2,265,119
Pool #710101 5.500% 5/01/33	464,383	488,672
Pool #555880 5.500% 11/01/33	930,949	979,642
Pool #756231 5.500% 1/01/34	242,117	254,705
Pool #768890 5.500% 2/01/34	36,778	38,759
Pool #767689 5.500% 3/01/34	81,990	86,253
Pool #770763 5.500% 4/01/34	64,386	67,734
Pool #725727 5.500% 8/01/34	120,554	126,803
Pool #813109 5.500% 2/01/35	217,704	228,887
Pool #815670 5.500% 2/01/35	273,782	287,718
Pool #735480 5.500% 4/01/35	4,425,589	4,650,845
Pool #255706 5.500% 5/01/35	851,579	894,923
Pool #839331 5.500% 10/01/35	4,705,678	4,942,984
Pool #879355 5.500% 2/01/36	1,653,186	1,737,072
Pool #967740 5.500% 7/01/37	8,286,806	8,685,284
Pool #945839 5.500% 8/01/37	4,370,255	4,580,403
Pool #954903 5.500% 12/01/37	4,060,827	4,255,461
Pool #961181 5.500% 1/01/38	4,101,394	4,297,972
Pool #969742 5.500% 2/01/38	2,081,717	2,181,493
Pool #985730 5.500% 6/01/38	104,603	109,617
Pool #986245 5.500% 7/01/38	3,767,607	3,948,188
Pool #587994 6.000% 6/01/16	38,461	41,222
Pool #253880 6.500% 7/01/16	159,081	170,593
Pool #575667 7.000% 3/01/31	76,107	83,625
Pool #572577 7.000% 4/01/31	12,854	14,124
Pool #497120 7.500% 8/01/29	1,480	1,632
Pool #507053 7.500% 9/01/29	3,385	3,729
Pool #529453 7.500% 1/01/30	13,454	14,807
Pool #531196 7.500% 2/01/30	925	1,018
Pool #532418 7.500% 2/01/30	13,029	14,333
Pool #530299 7.500% 3/01/30	5,877	6,466
Pool #536386 7.500% 4/01/30	760	836
Pool #535996 7.500% 6/01/31	45,234	49,781
Pool #523499 8.000% 11/01/29	7,974	8,862
Pool #252926 8.000% 12/01/29	1,429	1,589
Pool #532819 8.000% 3/01/30	707	787
Pool #537033 8.000% 4/01/30	6,420	7,143
Pool #534703 8.000% 5/01/30	4,517	5,023
Pool #253437 8.000% 9/01/30	1,092	1,214
Pool #253481 8.000% 10/01/30	582	648
Pool #190317 8.000% 8/01/31	22,153	24,636
Pool #596656 8.000% 8/01/31	6,189	6,843
Pool #599652 8.000% 8/01/31	131,823	146,769

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #602008 8.000% 8/01/31	$29,630	$32,952
Pool #597220 8.000% 9/01/31	9,944	11,068
Government National Mortgage Association
Pool #008746 4.125% 11/20/25	16,891	17,405
Pool #080136 4.125% 11/20/27	3,606	3,719
Pool #716107 5.000% 8/15/39	1,996,976	2,072,487
Pool #718772 5.000% 8/15/39	1,997,269	2,072,791
Pool #723156 5.000% 8/15/39	1,039,789	1,079,106
Pool #724181 5.000% 8/15/39	9,975,651	10,352,856
Pool #698486 5.000% 8/15/39	8,985,496	9,325,260
Pool #705242 5.000% 8/15/39	7,991,120	8,293,284
Pool #705253 5.000% 8/15/39	1,997,691	2,073,229
Pool #705264 5.000% 8/15/39	2,996,635	3,109,945
Pool #726759 5.000% 9/15/39	6,000,000	6,226,875
Pool #710863 5.000% 9/15/39	15,100,000	15,670,969
Pool #369261 6.000% 12/15/23	3,632	3,877
Pool #544462 6.000% 4/15/31	2,077	2,222
Pool #650720 6.000% 1/15/36	60,206	63,870
Pool #650734 6.000% 1/15/36	74,970	79,533
Pool #617002 6.000% 2/15/36	85,450	90,651
Pool #649384 6.000% 2/15/36	70,847	75,158
Pool #655396 6.000% 6/15/36	219,555	232,711
Pool #656176 6.000% 7/15/36	171,152	181,408
Pool #654872 6.000% 7/15/36	48,953	51,886
Pool #609011 6.000% 8/15/36	231,580	245,456
Pool #612307 6.000% 9/15/36	2,619,194	2,776,141
Pool #658095 6.000% 9/15/36	2,654,889	2,813,975
Pool #658084 6.000% 9/15/36	3,414,370	3,618,965
Pool #659615 6.000% 9/15/36	2,409,121	2,553,480
Pool #651881 6.000% 9/15/36	4,142,663	4,390,900
Pool #651870 6.000% 10/15/36	192,220	203,738
Pool #656491 6.000% 10/15/36	268,642	284,571
Pool #782126 6.000% 11/15/36	99,974	106,293
Pool #657541 6.000% 11/15/36	311,073	329,519
Pool #658182 6.000% 11/15/36	160,484	170,000
Pool #617327 6.000% 12/15/36	123,059	130,356
Pool #657120 6.000% 2/15/37	64,003	67,798
Pool #536428 6.000% 4/15/37	151,028	159,936
Pool #782145 6.000% 4/15/37	154,348	163,597
Pool #668984 6.000% 4/15/37	399,068	422,606
Pool #655640 6.000% 5/15/37	58,782	62,249
Pool #662397 6.000% 5/15/37	744,553	788,470
Pool #658499 6.000% 7/15/37	548,381	580,727
Pool #670566 6.000% 7/15/37	20,639	21,857
Pool #670572 6.000% 7/15/37	176,271	187,274
Pool #671453 6.000% 7/15/37	125,808	133,228
Pool #670907 6.000% 7/15/37	378,395	400,715
Pool #671330 6.000% 7/15/37	727,913	770,848
Pool #671325 6.000% 7/15/37	614,986	651,261
Pool #617669 6.000% 8/15/37	334,580	354,315
Pool #662559 6.000% 8/15/37	631,361	672,449
Pool #662553 6.000% 8/15/37	462,272	489,395
Pool #671007 6.000% 8/15/37	2,320,197	2,457,053
Pool #782197 6.000% 10/15/37	616,539	655,025
Pool #661899 6.000% 10/15/37	262,250	277,637
Pool #676554 6.000% 10/15/37	248,718	263,311
Pool #676600 6.000% 11/15/37	909,557	962,922
Pool #677527 6.000% 11/15/37	453,818	480,444
Pool #681145 6.000% 12/15/37	204,239	216,222
Pool #680668 6.000% 1/15/38	199,416	211,116
Pool #682324 6.000% 3/15/38	98,979	104,786
Pool #675324 6.000% 4/15/38	133,055	140,862
Pool #691269 6.000% 7/15/38	296,104	313,477
Pool #689791 6.000% 8/15/38	361,828	383,057
Pool #687833 6.000% 8/15/38	221,781	234,793
Pool #696594 6.000% 8/15/38	58,129	61,540
Pool #696493 6.000% 8/15/38	201,150	212,952
Pool #696505 6.000% 8/15/38	179,947	190,505
Pool #677322 6.000% 9/15/38	293,452	310,669
Pool #673065 6.000% 9/15/38	2,153,618	2,279,974
Pool #699137 6.000% 9/15/38	690,359	730,863
Pool #687914 6.000% 9/15/38	795,492	842,165
Pool #691350 6.000% 9/15/38	449,712	476,097
Pool #691354 6.000% 9/15/38	549,872	582,134
Pool #697183 6.000% 9/15/38	309,858	330,362
Pool #699113 6.000% 9/15/38	578,910	612,876
Pool #699244 6.000% 9/15/38	599,301	634,463
Pool #676057 6.000% 10/15/38	377,379	399,520
Pool #675605 6.000% 10/15/38	1,889,258	2,000,104
Pool #673220 6.000% 10/15/38	241,540	255,712
Pool #687111 6.000% 10/15/38	308,576	326,681
Pool #694458 6.000% 10/15/38	259,535	274,762
Pool #695613 6.000% 10/15/38	203,139	215,058
Pool #697651 6.000% 10/15/38	384,459	407,016
Pool #676070 6.000% 10/15/38	501,555	530,982
Pool #688022 6.000% 10/15/38	503,344	532,876
Pool #688023 6.000% 10/15/38	491,949	520,813

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #689534 6.000% 10/15/38	$774,116	$820,019
Pool #691663 6.000% 10/15/38	636,696	674,052
Pool #695671 6.000% 10/15/38	497,410	526,594
Pool #695730 6.000% 10/15/38	36,096	38,214
Pool #698517 6.000% 10/15/38	243,351	257,629
Pool #699509 6.000% 10/15/38	72,402	76,650
Pool #700751 6.000% 10/15/38	459,135	486,074
Pool #700819 6.000% 10/15/38	74,927	79,323
Pool #782469 6.000% 11/15/38	407,957	431,893
Pool #654473 6.000% 11/15/38	785,867	831,976
Pool #675646 6.000% 11/15/38	84,327	89,275
Pool #702564 6.000% 11/15/38	586,829	621,260
Pool #782475 6.000% 11/15/38	175,085	185,357
Pool #676085 6.000% 11/15/38	755,260	799,573
Pool #695751 6.000% 11/15/38	149,481	158,251
Pool #698536 6.000% 11/15/38	231,264	244,832
Pool #704028 6.000% 11/15/38	630,479	667,471
Pool #697709 6.000% 12/15/38	776,358	821,908
Pool #704109 6.000% 12/15/38	90,397	95,701
Pool #698036 6.000% 1/15/39	680,791	720,735
Pool #701588 6.000% 1/15/39	98,813	104,610
Pool #371146 7.000% 9/15/23	3,611	3,909
Pool #352022 7.000% 11/15/23	42,940	46,480
Pool #374440 7.000% 11/15/23	2,642	2,860
Pool #491089 7.000% 12/15/28	49,522	54,006
Pool #483598 7.000% 1/15/29	17,206	18,763
Pool #480539 7.000% 4/15/29	890	970
Pool #478658 7.000% 5/15/29	13,601	14,833
Pool #488634 7.000% 5/15/29	5,784	6,311
Pool #500928 7.000% 5/15/29	18,453	20,124
Pool #498541 7.000% 6/15/29	14,059	15,332
Pool #509546 7.000% 6/15/29	21,274	23,201
Pool #499410 7.000% 7/15/29	3,951	4,308
Pool #508655 7.000% 7/15/29	543	593
Pool #510083 7.000% 7/15/29	8,571	9,347
Pool #493723 7.000% 8/15/29	29,192	31,835
Pool #507093 7.000% 8/15/29	8,779	9,579
Pool #516706 7.000% 8/15/29	781	852
Pool #505558 7.000% 9/15/29	2,997	3,268
Pool #581417 7.000% 7/15/32	76,222	82,934
Pool #591581 7.000% 8/15/32	30,030	32,675
Pool #316512 7.250% 11/20/21	54,574	59,203
Pool #210946 7.500% 3/15/17	11,041	11,969
Pool #203940 7.500% 4/15/17	30,643	33,059
Pool #193870 7.500% 5/15/17	18,020	19,421
Pool #181168 7.500% 5/15/17	16,286	17,649
Pool #192796 7.500% 6/15/17	1,743	1,886
Pool #226163 7.500% 7/15/17	20,300	22,009
Pool #385760 7.500% 6/15/24	1,445	1,577
Government National Mortgage Association TBA
Pool #9891 5.000% 12/01/37 (g)	118,100,000	122,215,053
Pool #20549 6.000% 5/01/36 (g)	6,500,000	6,860,547
New Valley Generation IV 4.687% 1/15/22	451,467	445,590
		326,321,593
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $320,003,861)		327,037,593
U.S. TREASURY OBLIGATIONS – 12.2%
U.S. Treasury Bonds & Notes – 12.2%
U.S. Treasury Bond (f) 4.375% 2/15/38	14,670,000	15,465,390
U.S. Treasury Note (f) 3.500% 2/15/18	15,730,000	16,067,950
U.S. Treasury Note (f) 4.250% 8/15/15	37,615,000	40,972,432
U.S. Treasury Note (f) 4.875% 5/31/11	28,180,000	30,117,924
U.S. Treasury Principal Strip (f) 0.000% 2/15/28	4,180,000	1,901,567
		104,525,263
TOTAL U.S. TREASURY OBLIGATIONS (Cost $102,512,239)		104,525,263
TOTAL BONDS & NOTES (Cost $771,706,684)		796,441,381
TOTAL LONG-TERM INVESTMENTS (Cost $772,156,684)		796,787,202
SHORT-TERM INVESTMENTS – 15.3%
Commercial Paper – 15.3% (h)
Autozone, Inc. 0.550% 11/17/09	5,320,000	5,316,180
Avery Dennison Corp. 0.350% 10/16/09	8,000,000	7,998,833
BMW US Capital LLC 0.320% 10/14/09	10,385,000	10,383,800
Cadbury Schweppes Financial 0.350% 10/21/09	12,000,000	11,997,667
Elsevier Finance SA 0.300% 10/05/09	4,000,000	3,999,867
Equifax, Inc. 0.400% 10/21/09	6,000,000	5,998,667
Equifax, Inc. 0.460% 11/10/09	8,385,000	8,380,714
ITT Corp. 0.350% 10/05/09	2,000,000	1,999,922
Kraft Foods, Inc. 0.380% 10/21/09	10,000,000	9,997,889
Lincoln National Corp. 0.630% 10/15/09	10,080,000	10,077,530
Oneok, Inc. 0.280% 10/21/09	3,000,000	2,999,533
Precision Castparts Corp. 0.340% 10/21/09	5,000,000	4,999,056

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Public Service Electric & Gas 0.350% 10/21/09	$6,470,000	$6,468,742
Ryder System, Inc. 0.360% 10/21/09	6,430,000	6,428,714
Time Warner Cable, Inc. 0.380% 10/21/09	13,000,000	12,997,256
Time Warner Cable, Inc. 0.400% 10/08/09	420,000	419,967
Xcel Energy, Inc. 0.400% 10/05/09	1,550,000	1,549,931
Xcel Energy, Inc. 0.480% 11/09/09	11,100,000	11,094,228
XTO Energy, Inc. 0.300% 10/16/09	7,050,000	7,049,119
Time Deposits – 0.0%
Euro Time Deposit 0.010% 10/01/09	386,400	386,400
TOTAL SHORT-TERM INVESTMENTS (Cost $130,544,015)		130,544,015
TOTAL INVESTMENTS – 108.6% (Cost $902,700,699) (i)		927,331,217
Other Assets/ (Liabilities) – (8.6)%		(73,653,434)
NET ASSETS – 100.0%		$853,677,783

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Collateralized Synthetic Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to a value of $39,884,019 or 4.67% of net assets.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Restricted security. (Note 2).
(d)	Non-income producing security.
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2009, these securities amounted to a value of $66,597 or 0.01% of net assets.
(f)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 62.7%
COMMON STOCK – 62.7%
Advertising – 0.1%
Interpublic Group of Cos., Inc. (a)	3,800	$28,576
Omnicom Group, Inc.	10,800	398,952
		427,528
Aerospace & Defense – 1.3%
The Boeing Co.	12,120	656,298
General Dynamics Corp.	14,500	936,700
Goodrich Corp.	4,900	266,266
L-3 Communications Holdings, Inc.	6,000	481,920
Lockheed Martin Corp.	8,300	648,064
Northrop Grumman Corp.	16,861	872,557
Raytheon Co.	28,196	1,352,562
Rockwell Collins, Inc.	1,400	71,120
United Technologies Corp.	36,000	2,193,480
		7,478,967
Agriculture – 1.5%
Altria Group, Inc.	95,420	1,699,430
Archer-Daniels-Midland Co.	56,172	1,641,346
Lorillard, Inc.	8,200	609,260
Philip Morris International, Inc.	82,400	4,016,176
Reynolds American, Inc.	19,100	850,332
		8,816,544
Airlines – 0.0%
Southwest Airlines Co.	9,000	86,400
Apparel – 0.1%
Nike, Inc. Class B	900	58,230
VF Corp.	3,800	275,234
		333,464
Auto Manufacturers – 0.2%
Ford Motor Co. (a)	104,700	754,887
Paccar, Inc.	9,187	346,442
		1,101,329
Automotive & Parts – 0.1%
The Goodyear Tire & Rubber Co. (a)	4,000	68,120
Johnson Controls, Inc.	23,800	608,328
		676,448
Banks – 3.4%
Bank of America Corp.	368,316	6,231,907
Bank of New York Mellon Corp.	40,671	1,179,052
BB&T Corp.	32,283	879,389
Capital One Financial Corp.	16,633	594,297
Comerica, Inc.	11,200	332,304
Fifth Third Bancorp	49,700	503,461
First Horizon National Corp. (a)	33,793	447,081
KeyCorp	18,200	118,300
M&T Bank Corp.	2,700	168,264
Marshall & Ilsley Corp.	24,104	194,519
Northern Trust Corp.	7,500	436,200
PNC Financial Services Group, Inc.	8,635	419,575
Regions Financial Corp.	20,886	129,702
State Street Corp.	11,300	594,380
SunTrust Banks, Inc.	14,294	322,330
U.S. Bancorp	67,600	1,477,736
Wells Fargo & Co.	206,963	5,832,217
Zions Bancorp	4,600	82,662
		19,943,376
Beverages – 1.3%
Brown-Forman Corp. Class B	3,900	188,058
The Coca-Cola Co.	59,000	3,168,300
Coca-Cola Enterprises, Inc.	20,596	440,960
Constellation Brands, Inc. Class A (a)	6,800	103,020
Dr. Pepper Snapple Group, Inc. (a)	11,300	324,875
Molson Coors Brewing Co. Class B	5,100	248,268
The Pepsi Bottling Group, Inc.	21,300	776,172
PepsiCo, Inc.	45,330	2,659,058
		7,908,711
Biotechnology – 0.7%
Amgen, Inc. (a)	46,953	2,827,979
Biogen Idec, Inc. (a)	11,900	601,188
Celgene Corp. (a)	800	44,720
Genzyme Corp. (a)	600	34,038
Life Technologies Corp. (a)	5,077	236,334
Millipore Corp. (a)	2,930	206,067
		3,950,326
Building Materials – 0.1%
Masco Corp.	32,884	424,861
Chemicals – 0.9%
Air Products & Chemicals, Inc.	6,000	465,480
Airgas, Inc.	1,200	58,044
CF Industries Holdings, Inc.	3,250	280,247
The Dow Chemical Co.	38,888	1,013,810
Du Pont (E.I.) de Nemours & Co.	40,200	1,292,028
Eastman Chemical Co.	10,700	572,878
Ecolab, Inc.	3,100	143,313
International Flavors & Fragrances, Inc.	3,100	117,583
Monsanto Co.	900	69,660
PPG Industries, Inc.	8,628	502,236
Praxair, Inc.	800	65,352
The Sherwin-Williams Co.	11,100	667,776
Sigma-Aldrich Corp.	1,473	79,513
		5,327,920
Coal – 0.0%
CONSOL Energy, Inc.	1,500	67,665
Massey Energy Co.	3,200	89,248
Peabody Energy Corp.	2,900	107,938
		264,851
Commercial Services – 1.1%
Apollo Group, Inc. Class A (a)	6,800	500,956
Automatic Data Processing, Inc.	11,919	468,417
Convergys Corp. (a)	78,500	780,290
DeVry, Inc.	3,300	182,556
Donnelley (R.R.) & Sons Co.	18,554	394,458
Equifax, Inc.	5,500	160,270
H&R Block, Inc.	14,447	265,536
Iron Mountain, Inc. (a)	5,700	151,962
MasterCard, Inc. Class A	3,302	667,499
McKesson Corp.	14,740	877,767
Moody's Corp.	18,446	377,405
Paychex, Inc.	9,581	278,328
Quanta Services, Inc. (a)	6,700	148,271
Robert Half International, Inc.	6,300	157,626
Total System Services, Inc.	12,975	209,027

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Union Co.	31,700	$599,764
		6,220,132
Computers – 4.5%
Affiliated Computer Services, Inc. Class A (a)	3,800	205,846
Apple, Inc. (a)	38,000	7,044,060
Cognizant Technology Solutions Corp. Class A (a)	9,400	363,404
Computer Sciences Corp. (a)	14,500	764,295
Dell, Inc. (a)	57,114	871,559
EMC Corp. (a)	108,400	1,847,136
Hewlett-Packard Co.	104,700	4,942,887
International Business Machines Corp.	67,300	8,049,753
Lexmark International, Inc. Class A (a)	16,711	359,955
NetApp, Inc. (a)	14,001	373,547
SanDisk Corp. (a)	20,600	447,020
Sun Microsystems, Inc. (a)	22,500	204,525
Teradata Corp. (a)	19,515	537,053
Western Digital Corp. (a)	18,900	690,417
		26,701,457
Cosmetics & Personal Care – 1.1%
Avon Products, Inc.	5,900	200,364
Colgate-Palmolive Co.	12,667	966,239
The Estee Lauder Cos., Inc. Class A	7,399	274,355
The Procter & Gamble Co.	88,968	5,153,026
		6,593,984
Distribution & Wholesale – 0.1%
Fastenal Co.	1,600	61,920
Genuine Parts Co.	6,700	255,002
W.W. Grainger, Inc.	2,200	196,592
		513,514
Diversified Financial – 3.5%
American Express Co.	34,517	1,170,126
Ameriprise Financial, Inc.	9,680	351,674
The Charles Schwab Corp.	14,257	273,022
Citigroup, Inc.	516,416	2,499,454
CME Group, Inc.	1,406	433,315
Discover Financial Services	29,614	480,635
E*TRADE Financial Corp. (a)	21,800	38,150
Federated Investors, Inc. Class B	7,200	189,864
Franklin Resources, Inc.	5,700	573,420
The Goldman Sachs Group, Inc.	25,488	4,698,713
IntercontinentalExchange, Inc. (a)	2,700	262,413
Invesco Ltd.	10,100	229,876
JP Morgan Chase & Co.	161,637	7,082,933
Legg Mason, Inc.	5,700	176,871
Morgan Stanley	39,100	1,207,408
The NASDAQ OMX Group, Inc. (a)	6,800	143,140
NYSE Euronext	5,300	153,117
SLM Corp. (a)	24,500	213,640
T. Rowe Price Group, Inc.	6,700	306,190
		20,483,961
Electric – 2.2%
The AES Corp. (a)	33,300	493,506
Allegheny Energy, Inc.	6,000	159,120
Ameren Corp.	11,300	285,664
American Electric Power Co., Inc.	21,500	666,285
CenterPoint Energy, Inc.	32,500	403,975
CMS Energy Corp.	16,800	225,120
Consolidated Edison, Inc.	12,100	495,374
Constellation Energy Group, Inc.	18,400	595,608
Dominion Resources, Inc.	12,915	445,568
DTE Energy Co.	9,600	337,344
Duke Energy Corp.	44,232	696,212
Dynegy, Inc. Class A (a)	20,500	52,275
Edison International	22,800	765,624
Entergy Corp.	7,100	567,006
Exelon Corp.	24,100	1,195,842
FirstEnergy Corp.	14,000	640,080
FPL Group, Inc.	18,700	1,032,801
Integrys Energy Group, Inc.	3,600	129,204
Northeast Utilities	6,800	161,432
Pepco Holdings, Inc.	8,700	129,456
PG&E Corp.	14,200	574,958
Pinnacle West Capital Corp.	3,800	124,716
PPL Corp.	7,842	237,926
Progress Energy, Inc.	7,900	308,574
Public Service Enterprise Group, Inc.	23,400	735,696
SCANA Corp.	7,100	247,790
The Southern Co.	13,400	424,378
TECO Energy, Inc.	8,100	114,048
Wisconsin Energy Corp.	4,700	212,299
Xcel Energy, Inc.	17,500	336,700
		12,794,581
Electrical Components & Equipment – 0.2%
Emerson Electric Co.	21,400	857,712
Molex, Inc.	26,000	542,880
		1,400,592
Electronics – 0.2%
Agilent Technologies, Inc. (a)	10,600	294,998
Amphenol Corp. Class A	5,300	199,704
FLIR Systems, Inc. (a)	3,700	103,489
Jabil Circuit, Inc.	24,600	329,886
PerkinElmer, Inc.	6,200	119,288
Waters Corp. (a)	1,200	67,032
		1,114,397
Engineering & Construction – 0.1%
Fluor Corp.	6,116	310,999
Jacobs Engineering Group, Inc. (a)	9,700	445,715
		756,714
Entertainment – 0.0%
International Game Technology	6,369	136,806
Environmental Controls – 0.3%
Republic Services, Inc.	23,995	637,547
Stericycle, Inc. (a)	1,500	72,675
Waste Management, Inc.	27,554	821,660
		1,531,882
Foods – 1.6%
Campbell Soup Co.	5,100	166,362
ConAgra Foods, Inc.	33,300	721,944
Dean Foods Co. (a)	26,304	467,948
General Mills, Inc.	12,147	782,024
H.J. Heinz Co.	13,900	552,525
The Hershey Co.	11,400	443,004
Hormel Foods Corp.	34,200	1,214,784
The J.M. Smucker Co.	2,400	127,224
Kellogg Co.	6,892	339,293
Kraft Foods, Inc. Class A	72,000	1,891,440
The Kroger Co.	23,600	487,104
McCormick & Co., Inc.	1,200	40,728
Safeway, Inc.	19,000	374,680
Sara Lee Corp.	24,900	277,386
SUPERVALU, Inc.	22,132	333,308
Sysco Corp.	15,565	386,790

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tyson Foods, Inc. Class A	59,200	$747,696
Whole Foods Market, Inc. (a)	3,900	118,911
		9,473,151
Forest Products & Paper – 0.2%
International Paper Co.	20,427	454,092
MeadWestvaco Corp.	8,900	198,559
Plum Creek Timber Co., Inc.	6,300	193,032
Weyerhaeuser Co.	8,400	307,860
		1,153,543
Gas – 0.1%
Nicor, Inc.	4,600	168,314
NiSource, Inc.	21,800	302,802
Sempra Energy	8,400	418,404
		889,520
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	4,700	217,563
Snap-on, Inc.	2,300	79,948
The Stanley Works	6,400	273,216
		570,727
Health Care — Products – 1.9%
Baxter International, Inc.	17,369	990,207
Becton, Dickinson & Co.	4,900	341,775
Boston Scientific Corp. (a)	59,700	632,223
C.R. Bard, Inc.	4,100	322,301
CareFusion Corp. (a)	5,700	124,260
Intuitive Surgical, Inc. (a)	189	49,565
Johnson & Johnson	108,509	6,607,113
Medtronic, Inc.	34,545	1,271,256
St. Jude Medical, Inc. (a)	700	27,307
Stryker Corp.	7,500	340,725
Varian Medical Systems, Inc. (a)	2,500	105,325
Zimmer Holdings, Inc. (a)	2,400	128,280
		10,940,337
Health Care — Services – 1.0%
Aetna, Inc.	13,900	386,837
CIGNA Corp.	13,938	391,519
Coventry Health Care, Inc. (a)	28,200	562,872
DaVita, Inc. (a)	2,700	152,928
Humana, Inc. (a)	5,700	212,610
Laboratory Corp. of America Holdings (a)	2,900	190,530
Quest Diagnostics, Inc.	6,100	318,359
Tenet Healthcare Corp. (a)	16,800	98,784
Thermo Fisher Scientific, Inc. (a)	24,109	1,052,840
UnitedHealth Group, Inc.	59,900	1,499,896
WellPoint, Inc. (a)	25,400	1,202,944
		6,070,119
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	10,100	249,672
Home Builders – 0.1%
D.R. Horton, Inc.	23,066	263,183
KB HOME	21,100	350,471
Lennar Corp. Class A	7,700	109,725
Pulte Homes, Inc.	10,610	116,604
		839,983
Home Furnishing – 0.0%
Harman International Industries, Inc.	2,400	81,312
Whirlpool Corp.	3,000	209,880
		291,192
Household Products – 0.4%
Avery Dennison Corp.	8,778	316,096
The Clorox Co.	5,500	323,510
Fortune Brands, Inc.	3,300	141,834
Kimberly-Clark Corp.	23,680	1,396,646
		2,178,086
Housewares – 0.1%
Newell Rubbermaid, Inc.	21,233	333,146
Insurance – 2.0%
Aflac, Inc.	22,100	944,554
Allstate Corp.	21,256	650,859
American International Group, Inc. (a)	7,339	323,723
Aon Corp.	9,200	374,348
Assurant, Inc.	1,600	51,296
The Chubb Corp.	27,800	1,401,398
Cincinnati Financial Corp.	8,000	207,920
Genworth Financial, Inc. Class A	23,217	277,443
The Hartford Financial Services Group, Inc.	13,900	368,350
Lincoln National Corp.	10,487	271,718
Loews Corp.	11,800	404,150
Marsh & McLennan Cos., Inc.	13,300	328,909
MBIA, Inc. (a)	34,200	265,392
MetLife, Inc.	31,600	1,203,012
Principal Financial Group, Inc.	13,000	356,070
The Progressive Corp. (a)	29,200	484,136
Prudential Financial, Inc.	20,437	1,020,011
Torchmark Corp.	5,994	260,319
The Travelers Cos., Inc.	36,635	1,803,541
Unum Group	28,554	612,198
XL Capital Ltd. Class A	6,900	120,474
		11,729,821
Internet – 1.1%
Akamai Technologies, Inc. (a)	5,700	112,176
Amazon.com, Inc. (a)	7,800	728,208
eBay, Inc. (a)	42,900	1,012,869
Expedia, Inc. (a)	8,000	191,600
Google, Inc. Class A (a)	7,111	3,525,989
McAfee, Inc. (a)	5,828	255,208
Symantec Corp. (a)	18,300	301,401
VeriSign, Inc. (a)	7,193	170,402
Yahoo!, Inc. (a)	27,791	494,958
		6,792,811
Iron & Steel – 0.4%
AK Steel Holding Corp.	15,700	309,761
Allegheny Technologies, Inc.	7,295	255,252
Nucor Corp.	29,812	1,401,462
United States Steel Corp.	10,500	465,885
		2,432,360
Leisure Time – 0.1%
Carnival Corp.	7,800	259,584
Harley-Davidson, Inc.	3,600	82,800
		342,384
Lodging – 0.1%
Marriott International, Inc. Class A	3,890	107,325
Starwood Hotels & Resorts Worldwide, Inc.	3,400	112,302
Wyndham Worldwide Corp.	20,600	336,192
Wynn Resorts Ltd. (a)	200	14,178
		569,997
Machinery — Construction & Mining – 0.2%
Caterpillar, Inc.	19,200	985,536
Machinery — Diversified – 0.4%
Cummins, Inc.	5,400	241,974
Deere & Co.	13,877	595,601

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Eaton Corp.	12,600	$713,034
Flowserve Corp.	2,300	226,642
Rockwell Automation, Inc.	10,435	444,531
		2,221,782
Manufacturing – 2.4%
3M Co.	28,825	2,127,285
Cooper Industries PLC Class A	5,361	201,413
Danaher Corp.	7,400	498,168
Dover Corp.	9,700	375,972
Eastman Kodak Co.	7,800	37,284
General Electric Co.	432,800	7,106,576
Honeywell International, Inc.	31,876	1,184,193
Illinois Tool Works, Inc.	22,400	956,704
ITT Corp.	11,800	615,370
Leggett & Platt, Inc.	10,600	205,640
Pall Corp.	4,400	142,032
Parker Hannifin Corp.	6,850	355,104
Textron, Inc.	7,920	150,322
		13,956,063
Media – 2.0%
CBS Corp. Class B	8,500	102,425
Comcast Corp. Class A	121,888	2,058,689
The DIRECTV Group, Inc. (a)	15,400	424,732
Gannett Co., Inc.	49,600	620,496
The McGraw-Hill Cos., Inc.	18,245	458,679
Meredith Corp.	23,980	717,961
New York Times Co. Class A	4,700	38,164
News Corp. Class A	82,100	984,379
Scripps Networks Interactive Class A	3,960	146,322
Time Warner Cable, Inc.	9,246	398,410
Time Warner, Inc.	95,933	2,760,952
Viacom, Inc. Class B (a)	25,200	706,608
The Walt Disney Co.	77,600	2,130,896
Washington Post Co. Class B	1,000	468,080
		12,016,793
Metal Fabricate & Hardware – 0.0%
Precision Castparts Corp.	1,600	162,992
Mining – 0.2%
Alcoa, Inc.	18,080	237,209
Freeport-McMoRan Copper & Gold, Inc.	9,811	673,133
Newmont Mining Corp.	1,700	74,834
Titanium Metals Corp.	2,900	27,811
Vulcan Materials Co.	2,700	145,989
		1,158,976
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	8,100	201,285
Xerox Corp.	82,327	637,211
		838,496
Oil & Gas – 5.6%
Anadarko Petroleum Corp.	22,000	1,380,060
Apache Corp.	5,500	505,065
Cabot Oil & Gas Corp.	1,000	35,750
Chesapeake Energy Corp.	7,800	221,520
Chevron Corp.	86,136	6,066,558
ConocoPhillips	62,161	2,807,191
Denbury Resources, Inc. (a)	2,000	30,260
Devon Energy Corp.	3,438	231,480
Diamond Offshore Drilling, Inc.	1,700	162,384
ENSCO International, Inc.	10,218	434,674
EOG Resources, Inc.	3,800	317,338
EQT Corp.	300	12,780
Exxon Mobil Corp.	206,262	14,151,636
Hess Corp.	4,800	256,608
Marathon Oil Corp.	24,148	770,321
Murphy Oil Corp.	6,900	397,233
Nabors Industries Ltd. (a)	31,500	658,350
Noble Energy, Inc.	2,400	158,304
Occidental Petroleum Corp.	33,000	2,587,200
Pioneer Natural Resources Co.	1,500	54,435
Questar Corp.	1,400	52,584
Range Resources Corp.	100	4,936
Rowan Cos., Inc.	15,800	364,506
Sunoco, Inc.	12,800	364,160
Tesoro Corp./Texas	25,000	374,500
Valero Energy Corp.	17,600	341,264
XTO Energy, Inc.	14,177	585,794
		33,326,891
Oil & Gas Services – 0.6%
Baker Hughes, Inc.	6,800	290,088
BJ Services Co.	9,700	188,471
Cameron International Corp. (a)	8,963	338,981
FMC Technologies, Inc. (a)	8,500	444,040
Halliburton Co.	21,500	583,080
National Oilwell Varco, Inc. (a)	29,700	1,280,961
Schlumberger Ltd.	9,261	551,955
Smith International, Inc.	100	2,870
		3,680,446
Packaging & Containers – 0.4%
Ball Corp.	10,000	492,000
Bemis Co., Inc.	31,700	821,347
Owens-IIlinois, Inc. (a)	7,891	291,178
Pactiv Corp. (a)	23,332	607,799
Sealed Air Corp.	12,892	253,070
		2,465,394
Pharmaceuticals – 4.7%
Abbott Laboratories	43,057	2,130,030
Allergan, Inc.	11,600	658,416
AmerisourceBergen Corp.	30,300	678,114
Bristol-Myers Squibb Co.	110,700	2,492,964
Cardinal Health, Inc.	11,400	305,520
Cephalon, Inc. (a)	2,400	139,776
DENTSPLY International, Inc.	3,400	117,436
Eli Lilly & Co.	49,729	1,642,549
Express Scripts, Inc. (a)	2,700	209,466
Forest Laboratories, Inc. (a)	31,113	915,967
Gilead Sciences, Inc. (a)	9,994	465,520
Hospira, Inc. (a)	7,258	323,707
King Pharmaceuticals, Inc. (a)	34,000	366,180
Medco Health Solutions, Inc. (a)	26,200	1,449,122
Merck & Co., Inc.	65,568	2,073,916
Mylan, Inc. (a)	52,613	842,334
Patterson Cos., Inc. (a)	3,700	100,825
Pfizer, Inc.	398,159	6,589,531
Schering-Plough Corp.	72,300	2,042,475
Watson Pharmaceuticals, Inc. (a)	11,938	437,408
Wyeth	74,500	3,619,210
		27,600,466
Pipelines – 0.2%
El Paso Corp.	27,500	283,800
Spectra Energy Corp.	26,900	509,486
The Williams Cos., Inc.	19,400	346,678
		1,139,964
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	8,700	102,138

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) – 0.4%
Apartment Investment & Management Co. Class A	3,905	$57,599
AvalonBay Communities, Inc.	1,568	114,041
Boston Properties, Inc.	5,200	340,860
Equity Residential	11,100	340,770
HCP, Inc.	9,800	281,652
Health Care REIT, Inc.	2,200	91,564
Host Hotels & Resorts, Inc.	11,900	140,063
Kimco Realty Corp.	10,300	134,312
ProLogis	23,009	274,267
Public Storage	3,400	255,816
Simon Property Group, Inc.	349	24,231
Ventas, Inc.	2,500	96,250
Vornado Realty Trust	1,136	73,170
		2,224,595
Retail – 4.0%
Abercrombie & Fitch Co. Class A	8,100	266,328
AutoNation, Inc. (a)	37,266	673,769
Autozone, Inc. (a)	3,900	570,258
Bed Bath & Beyond, Inc. (a)	10,500	394,170
Best Buy Co., Inc.	10,950	410,844
Big Lots, Inc. (a)	25,734	643,865
Coach, Inc.	15,200	500,384
Costco Wholesale Corp.	8,227	464,496
CVS Caremark Corp.	36,971	1,321,344
Darden Restaurants, Inc.	5,300	180,889
Family Dollar Stores, Inc.	9,200	242,880
GameStop Corp. Class A (a)	4,300	113,821
The Gap, Inc.	24,664	527,810
The Home Depot, Inc.	92,458	2,463,081
J.C. Penney Co., Inc.	14,100	475,875
Kohl's Corp. (a)	12,100	690,305
Limited Brands, Inc.	20,204	343,266
Lowe's Cos., Inc.	34,664	725,864
Macy's, Inc.	22,950	419,755
McDonald's Corp.	24,200	1,381,094
Nordstrom, Inc.	7,255	221,568
O'Reilly Automotive, Inc. (a)	2,100	75,894
Office Depot, Inc. (a)	49,846	329,980
Polo Ralph Lauren Corp.	4,516	346,016
RadioShack Corp.	38,600	639,602
Sears Holdings Corp. (a)	5,470	357,246
Staples, Inc.	26,449	614,146
Starbucks Corp. (a)	26,900	555,485
Target Corp.	27,600	1,288,368
Tiffany & Co.	1,900	73,207
The TJX Cos., Inc.	18,500	687,275
Wal-Mart Stores, Inc.	85,900	4,216,831
Walgreen Co.	32,032	1,200,239
Yum! Brands, Inc.	12,200	411,872
		23,827,827
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	28,653	376,787
People's United Financial, Inc.	11,500	178,940
		555,727
Semiconductors – 1.7%
Advanced Micro Devices, Inc. (a)	24,600	139,236
Altera Corp.	3,500	71,785
Analog Devices, Inc.	7,300	201,334
Applied Materials, Inc.	20,486	274,512
Broadcom Corp. Class A (a)	17,950	550,886
Intel Corp.	180,864	3,539,509
KLA-Tencor Corp.	7,153	256,507
Linear Technology Corp.	9,000	248,670
LSI Corp. (a)	11,900	65,331
MEMC Electronic Materials, Inc. (a)	4,300	71,509
Microchip Technology, Inc.	14,400	381,600
Micron Technology, Inc. (a)	34,561	283,400
National Semiconductor Corp.	11,900	169,813
Novellus Systems, Inc. (a)	11,327	237,640
NVIDIA Corp. (a)	40,380	606,911
QLogic Corp. (a)	4,900	84,280
Teradyne, Inc. (a)	25,400	234,950
Texas Instruments, Inc.	93,800	2,222,122
Xilinx, Inc.	5,300	124,126
		9,764,121
Software – 2.6%
Adobe Systems, Inc. (a)	21,500	710,360
Autodesk, Inc. (a)	4,900	116,620
BMC Software, Inc. (a)	12,600	472,878
CA, Inc.	15,953	350,807
Citrix Systems, Inc. (a)	7,400	290,302
Compuware Corp. (a)	39,200	287,336
Dun & Bradstreet Corp.	2,310	173,989
Electronic Arts, Inc. (a)	10,000	190,500
Fidelity National Information Services, Inc.	25,936	661,627
Fiserv, Inc. (a)	10,100	486,820
IMS Health, Inc.	9,900	151,965
Intuit, Inc. (a)	7,149	203,747
Microsoft Corp.	249,169	6,450,985
Novell, Inc. (a)	62,030	279,755
Oracle Corp.	181,769	3,788,066
Red Hat, Inc. (a)	9,442	260,977
Salesforce.com, Inc. (a)	4,400	250,492
		15,127,226
Telecommunications – 3.7%
American Tower Corp. Class A (a)	900	32,760
AT&T, Inc.	236,366	6,384,246
CenturyTel, Inc.	14,229	478,094
Ciena Corp. (a)	3,600	58,608
Cisco Systems, Inc. (a)	241,116	5,675,871
Corning, Inc.	41,900	641,489
Frontier Communications Corp.	32,500	245,050
Harris Corp.	3,900	146,640
JDS Uniphase Corp. (a)	8,700	61,857
Juniper Networks, Inc. (a)	13,768	372,011
MetroPCS Communications, Inc. (a)	3,600	33,696
Motorola, Inc.	112,000	962,080
Qualcomm, Inc.	52,637	2,367,612
Qwest Communications International, Inc.	182,102	693,809
Sprint Nextel Corp. (a)	133,700	528,115
Tellabs, Inc. (a)	32,268	223,295
Verizon Communications, Inc.	96,468	2,920,086
Windstream Corp.	18,200	184,366
		22,009,685
Textiles – 0.0%
Cintas Corp.	3,200	96,992
Toys, Games & Hobbies – 0.0%
Hasbro, Inc.	3,000	83,250
Mattel, Inc.	8,500	156,910
		240,160
Transportation – 1.2%
Burlington Northern Santa Fe Corp.	7,200	574,776

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
C.H. Robinson Worldwide, Inc.	13,200	$762,300
CSX Corp.	38,200	1,599,052
Expeditors International of Washington, Inc.	11,400	400,710
FedEx Corp.	12,000	902,640
Norfolk Southern Corp.	11,015	474,857
Ryder System, Inc.	10,198	398,334
Union Pacific Corp.	12,100	706,035
United Parcel Service, Inc. Class B	24,494	1,383,176
		7,201,880
TOTAL COMMON STOCK (Cost $273,203,486)		370,549,744
TOTAL EQUITIES (Cost $273,203,486)		370,549,744
	Principal Amount
BONDS & NOTES – 34.3%
CORPORATE DEBT – 14.1%
Advertising – 0.0%
Interpublic Group Cos. (b) 10.000% 7/15/17	$75,000	81,000
Aerospace & Defense – 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	255,000	281,369
Goodrich Corp. 6.125% 3/01/19	110,000	119,534
		400,903
Agriculture – 0.1%
Cargill, Inc. (b) 5.200% 1/22/13	650,000	681,586
Banks – 1.1%
Bank of America Corp. 2.100% 4/30/12	500,000	507,016
Bank of America Corp. 4.250% 10/01/10	800,000	809,685
Bank of America Corp. Series L (c) 5.650% 5/01/18	1,240,000	1,224,364
Barclays Bank PLC 5.200% 7/10/14	660,000	697,169
Barclays Bank PLC 6.750% 5/22/19	240,000	268,425
Capital One Financial Corp. 7.375% 5/23/14	170,000	189,722
Credit Suisse New York 5.500% 5/01/14	125,000	134,322
HSBC Finance Corp. 6.375% 10/15/11	965,000	1,023,581
HSBC Holdings PLC 6.500% 9/15/37	325,000	351,527
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	265,000	269,073
Wachovia Bank NA 6.600% 1/15/38	300,000	329,306
Wachovia Corp. 5.300% 10/15/11	325,000	344,335
Wachovia Corp. 5.750% 6/15/17	345,000	364,484
		6,513,009
Beverages – 0.3%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	300,000	309,417
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	145,000	156,933
The Coca-Cola Co. 5.350% 11/15/17	275,000	300,289
Diageo Finance BV 3.875% 4/01/11	325,000	334,329
Foster's Finance Corp. (b) 6.875% 6/15/11	835,000	892,344
		1,993,312
Building Materials – 0.2%
CRH America, Inc. 8.125% 7/15/18	420,000	472,222
Owens Corning, Inc. 9.000% 6/15/19	55,000	59,071
Trane US, Inc. 7.625% 2/15/10	700,000	712,851
		1,244,144
Chemicals – 0.3%
Airgas, Inc. 4.500% 9/15/14	250,000	254,427
Ashland, Inc. (b) 9.125% 6/01/17	40,000	42,800
Cytec Industries, Inc. 8.950% 7/01/17	75,000	82,904
The Dow Chemical Co. 7.600% 5/15/14	35,000	38,719
The Dow Chemical Co. 8.550% 5/15/19	250,000	281,036
The Dow Chemical Co. 9.400% 5/15/39	125,000	153,948
Ecolab, Inc. 4.875% 2/15/15	750,000	784,089
EI Du Pont de Nemours & Co. 6.000% 7/15/18	140,000	156,586
Valspar Corp. 7.250% 6/15/19	125,000	135,771
		1,930,280
Commercial Services – 0.2%
Deluxe Corp. 7.375% 6/01/15	95,000	91,081
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	400,000	403,268
Equifax, Inc. 7.000% 7/01/37	275,000	270,173
ERAC USA Finance Co. (b) 6.700% 6/01/34	320,000	284,101
ERAC USA Finance Co. (b) 7.000% 10/15/37	350,000	327,638
		1,376,261
Computers – 0.1%
Electronic Data Systems LLC Series B 6.000% 8/01/13	310,000	345,904
EMC Corp. 1.750% 12/01/13	250,000	307,813
		653,717
Diversified Financial – 3.2%
American Express Co. 6.150% 8/28/17	230,000	241,591
American Express Co. 7.250% 5/20/14	120,000	134,828
American Express Co. 8.125% 5/20/19	310,000	366,634
American Express Credit Corp. 7.300% 8/20/13	690,000	765,204
American General Finance Corp. (c) 5.900% 9/15/12	980,000	759,618
American General Finance Corp. 6.500% 9/15/17	225,000	156,361

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American General Finance Corp. 6.900% 12/15/17	$225,000	$157,361
The Bear Stearns Cos., Inc. 7.250% 2/01/18	550,000	628,123
BlackRock, Inc. 6.250% 9/15/17	225,000	243,376
Boeing Capital Corp. Ltd. 6.500% 2/15/12	440,000	484,564
Citigroup, Inc. 5.500% 10/15/14	185,000	184,733
Citigroup, Inc. 5.500% 2/15/17	500,000	465,161
Citigroup, Inc. 6.375% 8/12/14	370,000	382,539
Citigroup, Inc. 6.500% 8/19/13	420,000	440,895
Citigroup, Inc. 8.125% 7/15/39	180,000	201,490
Eaton Vance Corp. 6.500% 10/02/17	85,000	91,802
Fannie Mae 5.625% 7/15/37	2,075,000	2,338,195
GATX Financial Corp. 5.125% 4/15/10	1,000,000	1,008,670
General Electric Capital Corp. 3.500% 8/13/12	375,000	379,672
General Electric Capital Corp. 5.375% 10/20/16	475,000	481,063
General Electric Capital Corp. 5.900% 5/13/14	300,000	321,687
General Electric Capital Corp. 6.000% 8/07/19	490,000	497,076
The Goldman Sachs Group, Inc. 5.150% 1/15/14	775,000	813,702
The Goldman Sachs Group, Inc. 5.625% 1/15/17	780,000	785,799
The Goldman Sachs Group, Inc. 6.125% 2/15/33	275,000	294,036
The Goldman Sachs Group, Inc. 6.750% 10/01/37	210,000	216,727
HSBC Finance Corp. 5.900% 6/19/12	40,000	42,218
John Deere Capital Corp. FRN 0.837% 2/26/10	450,000	450,762
JP Morgan Chase & Co. FRN 0.529% 6/15/12	750,000	754,849
JP Morgan Chase & Co. 2.625% 12/01/10	750,000	766,611
Lazard Group LLC 6.850% 6/15/17	360,000	354,858
Lazard Group LLC 7.125% 5/15/15	430,000	434,291
Merrill Lynch & Co., Inc. (c) 5.450% 2/05/13	950,000	985,075
Morgan Stanley FRN 0.744% 2/10/12	1,000,000	1,006,951
Morgan Stanley 5.450% 1/09/17	265,000	265,370
SLM Corp. 5.000% 10/01/13	230,000	183,094
Textron Financial Corp. 5.125% 11/01/10	580,000	580,168
		18,665,154
Electric – 1.0%
Allegheny Energy Supply (b) 8.250% 4/15/12	275,000	302,934
Ameren Corp. 8.875% 5/15/14	345,000	387,796
Entergy Gulf States, Inc. 5.250% 8/01/15	210,000	209,620
Kansas Gas & Electric Co. 5.647% 3/29/21	290,122	294,470
MidAmerican Funding LLC 6.750% 3/01/11	145,000	153,636
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	284,913	292,036
Monongahela Power 6.700% 6/15/14	400,000	435,598
Nevada Power Co. Series L 5.875% 1/15/15	450,000	479,398
Nevada Power Co. Series N 6.650% 4/01/36	135,000	147,158
NRG Energy, Inc. 8.500% 6/15/19	175,000	175,219
Oncor Electric Delivery Co. 6.800% 9/01/18	205,000	235,876
Oncor Electric Delivery Co. 7.500% 9/01/38	270,000	347,748
PPL Energy Supply LLC 6.300% 7/15/13	350,000	375,781
Tenaska Oklahoma (b) 6.528% 12/30/14	376,935	339,912
TransAlta Corp. (c) 5.750% 12/15/13	1,000,000	1,048,390
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	327,712	316,922
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	239,851
		5,782,345
Electrical Components & Equipment – 0.1%
Anixter International, Inc. 5.950% 3/01/15	510,000	450,712
Electronics – 0.1%
Arrow Electronics, Inc. 6.000% 4/01/20	460,000	459,642
Entertainment – 0.0%
International Game Technology 7.500% 6/15/19	115,000	127,437
Environmental Controls – 0.1%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	425,000	441,265
Foods – 0.1%
ConAgra Foods, Inc. 7.000% 4/15/19	195,000	229,782
The Kroger Co. 7.500% 1/15/14	150,000	172,862
Ralcorp Holdings, Inc. (b) 6.625% 8/15/39	345,000	363,341
Sara Lee Corp. 3.875% 6/15/13	140,000	142,494
		908,479

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Forest Products & Paper – 0.2%
International Paper Co. 9.375% 5/15/19	$295,000	$345,414
Rock-Tenn Co. 5.625% 3/15/13	105,000	101,850
Rock-Tenn Co. 8.200% 8/15/11	390,000	404,625
Rock-Tenn Co. 9.250% 3/15/16	100,000	107,000
Verso Paper Holdings LLC (b) 11.500% 7/01/14	35,000	35,875
		994,764
Gas – 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	400,000	397,433
Southwest Gas Corp. 8.375% 2/15/11	205,000	217,730
		615,163
Hand & Machine Tools – 0.1%
Kennametal, Inc. 7.200% 6/15/12	310,000	326,812
Health Care — Products – 0.2%
Baxter International, Inc. 4.500% 8/15/19	220,000	225,634
Beckman Coulter, Inc. 6.000% 6/01/15	185,000	201,820
Beckman Coulter, Inc. 7.000% 6/01/19	150,000	171,996
Covidien International Finance SA 6.550% 10/15/37	300,000	355,951
Medtronic, Inc. 1.625% 4/15/13	200,000	197,500
		1,152,901
Health Care — Services – 0.1%
HCA, Inc. (b) 7.875% 2/15/20	75,000	75,281
HCA, Inc. (b) 8.500% 4/15/19	350,000	365,750
Roche Holdings, Inc. (b) 5.000% 3/01/14	280,000	302,701
Roche Holdings, Inc. (b) 6.000% 3/01/19	60,000	66,789
		810,521
Holding Company — Diversified – 0.2%
Hutchison Whampoa International 09/19 Ltd. (b) 5.750% 9/11/19	220,000	221,329
Leucadia National Corp. (c) 7.750% 8/15/13	1,150,000	1,155,750
		1,377,079
Home Builders – 0.0%
D.R. Horton, Inc. 4.875% 1/15/10	80,000	80,000
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	91,000	91,537
Toro Co. 7.800% 6/15/27	165,000	153,784
Whirlpool Corp. 8.600% 5/01/14	90,000	100,676
		345,997
Insurance – 0.3%
Aflac, Inc. 8.500% 5/15/19	110,000	131,128
The Allstate Corp. 7.450% 5/16/19	35,000	41,716
Lincoln National Corp. 6.300% 10/09/37	220,000	202,457
Lincoln National Corp. 8.750% 7/01/19	250,000	289,142
MetLife, Inc. Series A 6.817% 8/15/18	360,000	400,681
Principal Financial Group, Inc. 8.875% 5/15/19	120,000	143,779
Prudential Financial, Inc. 4.750% 9/17/15	375,000	372,369
		1,581,272
Investment Companies – 0.0%
Xstrata Finance Canada (b) 5.800% 11/15/16	195,000	191,724
Iron & Steel – 0.2%
Allegheny Technologies, Inc. 9.375% 6/01/19	50,000	56,609
ArcelorMittal (c) 9.000% 2/15/15	805,000	925,750
ArcelorMittal 9.850% 6/01/19	115,000	136,022
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	242,620
		1,361,001
Lodging – 0.2%
Marriott International, Inc. 6.200% 6/15/16	775,000	757,996
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	150,000	147,750
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/12	45,000	46,687
		952,433
Machinery — Diversified – 0.2%
Briggs & Stratton Corp. 8.875% 3/15/11	550,000	572,000
Roper Industries, Inc. 6.625% 8/15/13	420,000	452,380
		1,024,380
Manufacturing – 0.4%
Bombardier, Inc. (b) 6.750% 5/01/12	245,000	246,225
Eaton Corp. 7.650% 11/15/29	540,000	676,327
Illinois Tool Works, Inc. 5.150% 4/01/14	290,000	315,113
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	180,000	193,114
ITT Corp. 4.900% 5/01/14	200,000	208,551
ITT Corp. 6.125% 5/01/19	200,000	216,784
Tyco Electronics Group SA 6.000% 10/01/12	225,000	238,045
Tyco Electronics Group SA 6.550% 10/01/17	200,000	209,364
Tyco Electronics Group SA 7.125% 10/01/37	225,000	231,264
		2,534,787
Media – 0.9%
CBS Corp. 6.625% 5/15/11	480,000	502,813

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CBS Corp. 7.875% 7/30/30	$210,000	$200,190
Cox Communications, Inc. 6.750% 3/15/11	700,000	741,308
Echostar DBS Corp. 7.125% 2/01/16	425,000	421,813
News America, Inc. (b) 6.900% 8/15/39	230,000	244,854
Rogers Communications, Inc. 5.500% 3/15/14	200,000	214,117
Rogers Communications, Inc. 7.500% 8/15/38	90,000	109,421
Scholastic Corp. 5.000% 4/15/13	305,000	260,775
Shaw Communications, Inc. 8.250% 4/11/10	395,000	408,825
Thomson Corp. 5.700% 10/01/14	650,000	712,756
Time Warner Cable, Inc. 6.750% 6/15/39	360,000	389,317
Time Warner Cable, Inc. 7.500% 4/01/14	270,000	309,671
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	54,391
Time Warner Cable, Inc. 8.750% 2/14/19	255,000	314,142
Viacom, Inc. 6.250% 4/30/16	195,000	210,319
		5,094,712
Metal Fabricate & Hardware – 0.1%
The Timken Co. 5.750% 2/15/10	475,000	480,527
Mining – 0.3%
Codelco, Inc. (b) 6.150% 10/24/36	280,000	289,430
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	330,000	355,551
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	255,000	313,031
Teck Resources Ltd. 9.750% 5/15/14	50,000	55,000
Teck Resources Ltd. 10.250% 5/15/16	75,000	84,750
Teck Resources Ltd. 10.750% 5/15/19	50,000	58,125
Vale Overseas Ltd. 6.250% 1/23/17	305,000	326,531
Vale Overseas Ltd. 6.875% 11/21/36	280,000	289,669
		1,772,087
Office Equipment/Supplies – 0.0%
Xerox Corp. 5.500% 5/15/12	225,000	235,926
Xerox Corp. 8.250% 5/15/14	50,000	56,835
		292,761
Office Furnishings – 0.1%
Steelcase, Inc. 6.500% 8/15/11	455,000	456,148
Oil & Gas – 0.5%
Morgan Stanley Bank AG for OAO Gazprom (b) 9.625% 3/01/13	290,000	323,350
Noble Holding International Ltd. 7.375% 3/15/14	450,000	484,316
Pemex Project Funding Master Trust 6.625% 6/15/38	282,000	265,080
The Premcor Refining Group, Inc. 6.750% 5/01/14	230,000	225,868
Shell International Finance 5.625% 6/27/11	50,000	53,950
Talisman Energy, Inc. 7.750% 6/01/19	205,000	241,044
Tesoro Corp./Texas 6.500% 6/01/17	215,000	194,575
Transocean, Inc. 1.500% 12/15/37	250,000	241,250
XTO Energy, Inc. 4.900% 2/01/14	850,000	881,752
		2,911,185
Oil & Gas Services – 0.0%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	175,000	162,312
Packaging & Containers – 0.1%
Packaging Corporation of America 5.750% 8/01/13	185,000	192,475
Pactiv Corp. 5.875% 7/15/12	230,000	245,138
Pactiv Corp. 6.400% 1/15/18	200,000	209,971
Sealed Air Corp. (b) 6.875% 7/15/33	145,000	132,752
		780,336
Pharmaceuticals – 0.1%
Abbott Laboratories (c) 5.600% 11/30/17	125,000	137,785
Express Scripts, Inc. 6.250% 6/15/14	650,000	714,314
		852,099
Pipelines – 1.2%
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	171,594
Colonial Pipeline Co. (b) 7.630% 4/15/32	750,000	910,657
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	200,000	215,640
DCP Midstream LLC (b) 9.750% 3/15/19	270,000	322,548
Enbridge, Inc. (c) 5.800% 6/15/14	775,000	850,801
Enogex LLC (b) 6.875% 7/15/14	590,000	613,080
Enterprise Products Operating LP 7.500% 2/01/11	175,000	186,817
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	150,000	152,473
Kern River Funding Corp. (b) 4.893% 4/30/18	516,750	519,644
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	135,862
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	121,993
Kinder Morgan Energy Partners LP 6.950% 1/15/38	440,000	472,595
Pacific Energy Partners LP/PAA Finance Corp. 6.250% 9/15/15	100,000	101,739
Pacific Energy Partners LP/PAA Finance Corp. 7.125% 6/15/14	365,000	378,005

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Plains All American Pipeline Co./PAA Finance Corp. 5.625% 12/15/13	$520,000	$540,485
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	350,000	378,270
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	225,000	251,547
Southern Natural Gas Co. (b) 5.900% 4/01/17	250,000	257,475
Texas Eastern Transmission LP (b) 6.000% 9/15/17	175,000	189,368
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	125,000	136,878
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	350,000	403,523
		7,310,994
Real Estate Investment Trusts (REITS) – 0.0%
Senior Housing Properties Trust 8.625% 1/15/12	100,000	102,000
Retail – 0.2%
CVS Caremark Corp. 6.125% 9/15/39	325,000	330,598
J.C. Penney Corp., Inc. 7.950% 4/01/17	115,000	119,025
Lowe's Cos., Inc. 5.600% 9/15/12	250,000	276,635
McDonald's Corp. 6.300% 10/15/37	100,000	117,124
Nordstrom, Inc. 6.750% 6/01/14	95,000	104,214
		947,596
Savings & Loans – 0.1%
Glencore Funding LLC (b) 6.000% 4/15/14	500,000	479,589
Washington Mutual Bank (d) 5.650% 8/15/14	775,000	1,937
		481,526
Software – 0.1%
Oracle Corp. 6.125% 7/08/39	400,000	450,400
Telecommunications – 0.8%
AT&T, Inc. (c) 6.500% 9/01/37	300,000	322,352
British Telecom PLC STEP 9.625% 12/15/30	55,000	70,459
Cellco Partnership/Verizon Wireless Capital LLC (b) 7.375% 11/15/13	450,000	516,764
CenturyTel, Inc. 6.150% 9/15/19	140,000	140,417
CenturyTel, Inc. 7.600% 9/15/39	205,000	204,289
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	235,000	304,331
Embarq Corp. 7.082% 6/01/16	110,000	119,521
Nokia Corp. 5.375% 5/15/19	200,000	212,879
Qwest Corp. 7.875% 9/01/11	750,000	773,438
Qwest Corp. 8.875% 3/15/12	600,000	631,500
Rogers Communications, Inc. 6.375% 3/01/14	350,000	386,378
Rogers Communications, Inc. 6.800% 8/15/18	20,000	22,445
Telecom Italia Capital 6.175% 6/18/14	340,000	368,814
Telecom Italia Capital 6.000% 9/30/34	45,000	43,869
Verizon Global Funding Corp. 7.750% 12/01/30	525,000	634,290
		4,751,746
Textiles – 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	400,000	414,680
Transportation – 0.1%
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	190,000	216,167
Canadian National Railway Co. 5.850% 11/15/17	140,000	155,642
Canadian National Railway Co. 6.375% 11/15/37	190,000	225,988
CSX Corp. 7.250% 5/01/27	50,000	56,551
		654,348
Trucking & Leasing – 0.1%
GATX Corp. 8.750% 5/15/14	480,000	540,122
TOTAL CORPORATE DEBT (Cost $80,539,825)		83,513,659
MUNICIPAL OBLIGATIONS – 0.2%
Trucking & Leasing – 0.2%
North Texas Tollway Authority 6.718% 1/01/49	620,000	695,746
State of California 5.950% 4/01/16	175,000	184,534
State of California 7.550% 4/01/39	230,000	255,638
		1,135,918
TOTAL MUNICIPAL OBLIGATIONS (Cost $1,029,050)		1,135,918
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 2.2%
Automobile ABS – 0.1%
Merrill Auto Trust Securitization, Series 2007-1, Class A3 FRN 0.293% 3/15/11	209,406	209,205
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	350,000	354,188
		563,393
Commercial MBS – 1.3%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN (c) 5.935% 2/10/51	775,000	675,105
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 (c) 5.205% 2/11/44	900,000	886,802

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	$600,000	$597,797
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	350,000	315,495
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A (c) 5.237% 12/11/49	775,000	756,771
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/49	575,000	503,444
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.423% 1/15/18	785,000	400,654
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	500,000	469,233
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	500,000	394,513
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 (c) 5.610% 4/15/49	1,025,000	1,018,008
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	750,000	574,638
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN (c) 6.055% 2/15/51	1,200,000	1,197,491
		7,789,951
Student Loans ABS – 0.4%
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $437,525), Series 2005-2A, Class 2B1 FRN (b) (e) 1.292% 9/20/10	430,000	412,800
Newport Waves CDO (Acquired 3/30/07, Cost $948,898), Series 2007-1A, Class A3LS FRN (b) (e) 0.892% 6/20/14	950,000	365,272
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $245,306), Series 2005-1A, Class B2 FRN (b) (e) 2.892% 9/20/10	245,000	198,935
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $303,375), Series 2005-1A, Class A7 FRN (b) (e) 2.292% 9/20/10	300,000	275,370
SLM Student Loan Trust, Series 2007-2, Class A1 FRN (c) 0.484% 4/25/14	481,321	480,955
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.744% 12/15/16	300,000	297,000
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.050% 9/15/28	350,000	322,000
		2,352,332
WL Collateral CMO – 0.4%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.326% 7/20/36	277,813	233,014
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.893% 9/25/33	39,335	29,295
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 4.969% 2/25/34	50,277	37,545
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 3.883% 8/25/34	75,049	65,221
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.436% 1/19/38	578,849	305,675
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.356% 5/25/37	678,398	380,773
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 4.225% 8/25/34	134,975	84,187
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.496% 8/25/36	208,658	107,646
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 5.382% 2/25/34	19,502	16,453
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 6.813% 7/25/33	10,216	9,075

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 4.399% 2/25/34	$1,142	$897
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN (c) 0.426% 6/25/46	1,111,654	544,908
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.436% 4/25/46	703,633	342,449
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 3.950% 3/25/34	94,564	77,138
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	133,019	109,003
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 2.301% 4/25/44	245,599	102,938
		2,446,217
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.889% 6/25/32	78,143	61,869
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,285,632)		13,213,762
SOVEREIGN DEBT OBLIGATIONS – 0.1%
Poland Government International Bond 6.375% 7/15/19	230,000	257,301
Republic of Brazil 5.625% 1/07/41	170,000	165,747
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $395,259)		423,048
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 13.3%
Collateralized Mortgage Obligations – 0.1%
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	388,067	427,038
Pass-Through Securities – 13.2%
Federal Home Loan Mortgage Corp.
Pool #G11723 5.500% 7/01/20	2,870,096	3,070,554
Pool #G18090 5.500% 12/01/20	161,926	173,033
Pool #J00746 5.500% 12/01/20	1,741,215	1,861,196
Pool #G18101 5.500% 2/01/21	1,309,232	1,397,810
Pool #J01117 5.500% 2/01/21	79,851	85,329
Pool #J01254 5.500% 2/01/21	783,310	837,407
Pool #A56828 5.500% 2/01/37	707,763	742,543
Pool #A69653 5.500% 12/01/37	3,223,699	3,380,099
Pool #E85346 6.000% 9/01/16	80,051	85,998
Pool #E85389 6.000% 9/01/16	45,094	48,473
Pool #E85542 6.000% 10/01/16	69,159	74,203
Pool #G11431 6.000% 2/01/18	77,662	83,525
Pool #E85089 6.500% 8/01/16	191,889	206,009
Pool #E85301 6.500% 9/01/16	56,678	61,004
Pool #C55867 7.500% 2/01/30	224,733	246,960
Pool #C01079 7.500% 10/01/30	37,499	41,287
Pool #C01135 7.500% 2/01/31	139,528	153,223
Pool #C00470 8.000% 8/01/26	64,390	71,493
Pool #G00924 8.000% 3/01/28	80,621	89,482
Pool #554904 9.000% 3/01/17	1,907	2,112
Federal National Mortgage Association
Pool #725692 3.929% 10/01/33	381,868	391,106
Pool #888586 4.219% 10/01/34	684,811	703,374
Pool #255807 5.500% 8/01/20	3,354,665	3,586,871
Pool #813926 5.500% 11/01/20	426,093	455,188
Pool #555880 5.500% 11/01/33	495,684	521,610
Pool #785171 5.500% 7/01/34	252,792	265,896
Pool #825454 5.500% 6/01/35	1,527,970	1,610,755
Pool #832972 5.500% 9/01/35	1,284,637	1,354,037
Pool #884218 5.500% 5/01/36	2,864,004	3,007,540
Pool #918516 5.500% 6/01/37	767,834	804,755
Pool #586036 6.000% 5/01/16	5,446	5,815
Pool #587994 6.000% 6/01/16	86,216	92,404
Pool #564594 7.000% 1/01/31	32,714	35,951
Pool #572844 7.000% 4/01/31	144,753	159,053
Pool #253795 7.000% 5/01/31	299,643	329,245
Pool #499386 7.500% 9/01/29	6,390	7,026
Pool #510375 7.500% 9/01/29	2,948	3,253
Pool #511380 7.500% 9/01/29	3,471	3,832
Pool #515935 7.500% 9/01/29	11,593	12,719
Pool #504345 7.500% 11/01/29	4,827	5,313
Pool #521006 7.500% 12/01/29	2,052	2,258
Pool #522769 7.500% 12/01/29	473	521
Pool #252981 7.500% 1/01/30	34,958	38,449
Pool #524874 7.500% 2/01/30	1,469	1,600
Pool #531196 7.500% 2/01/30	2,158	2,376
Pool #524317 7.500% 3/01/30	8,674	9,539
Pool #530299 7.500% 3/01/30	3,363	3,699
Pool #530520 7.500% 3/01/30	23,700	25,995
Pool #253183 7.500% 4/01/30	12,485	13,734
Pool #531574 7.500% 4/01/30	22,053	24,274
Pool #537797 7.500% 4/01/30	8,663	9,533

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #253265 7.500% 5/01/30	$18,543	$20,395
Pool #529690 8.000% 2/01/30	8,034	8,924
Pool #536999 8.000% 3/01/30	876	974
Pool #502394 8.000% 4/01/30	850	941
Pool #526380 8.000% 5/01/30	10,453	11,629
Pool #536949 8.000% 5/01/30	4,645	5,164
Pool #539760 8.000% 5/01/30	13,050	14,522
Pool #535351 8.000% 6/01/30	11,951	13,288
Pool #543122 8.000% 6/01/30	4,194	4,666
Pool #253481 8.000% 10/01/30	10,942	12,171
Pool #569911 8.000% 3/01/31	18,615	20,699
Pool #190317 8.000% 8/01/31	4,354	4,843
Pool #596656 8.000% 8/01/31	2,495	2,759
Pool #602008 8.000% 8/01/31	14,399	16,013
Government National Mortgage Association
Pool #655645 6.000% 7/15/37	62,016	65,674
Pool #662384 6.000% 7/15/37	46,959	49,728
Pool #662512 6.000% 7/15/37	33,489	35,465
Pool #669642 6.000% 7/15/37	19,427	20,573
Pool #671444 6.000% 7/15/37	960,885	1,017,562
Pool #671453 6.000% 7/15/37	291,047	308,215
Pool #666189 6.000% 8/15/37	26,564	28,131
Pool #343751 7.000% 4/15/23	1,098	1,188
Pool #349496 7.000% 5/15/23	7,728	8,364
Pool #359587 7.000% 6/15/23	1,449	1,569
Pool #337539 7.000% 7/15/23	2,648	2,867
Pool #363066 7.000% 8/15/23	39,192	42,423
Pool #354674 7.000% 10/15/23	27,870	30,167
Pool #362651 7.000% 10/15/23	59,978	64,922
Pool #368814 7.000% 10/15/23	20,106	21,763
Pool #352021 7.000% 11/15/23	18,300	19,808
Pool #371967 7.000% 11/15/23	2,588	2,801
Pool #591581 7.000% 8/15/32	24,668	26,840
Pool #307818 7.250% 6/20/21	100,579	108,746
Pool #326248 7.250% 3/20/22	33,472	36,298
Pool #326261 7.250% 4/20/22	52,736	57,150
Pool #326278 7.250% 5/20/22	111,500	120,958
Pool #203811 7.500% 4/15/17	1,284	1,354
Pool #205884 7.500% 5/15/17	45,854	49,667
Pool #213760 7.500% 6/15/17	22,550	24,413
Pool #198100 7.500% 9/15/17	28,798	31,208
Government National Mortgage Association TBA
Pool #9891 5.000% 12/01/37 (f)	36,095,000	37,352,687
Pool #20549 6.000% 6/01/36 (f)	11,442,000	12,076,674
New Valley Generation IV 4.687% 1/15/22	307,818	303,811
		78,247,475
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $76,854,257)		78,674,513
U.S. TREASURY OBLIGATIONS – 4.4%
U.S. Treasury Bonds & Notes – 4.4%
U.S. Treasury Bond (c) 4.375% 2/15/38	3,095,000	3,262,807
U.S. Treasury Note (g) 2.500% 3/31/13	2,410,000	2,479,758
U.S. Treasury Note (c) 3.500% 2/15/18	4,890,000	4,995,059
U.S. Treasury Note (c) 4.250% 8/15/15	8,575,000	9,340,386
U.S. Treasury Note (c) 4.875% 5/31/11	4,875,000	5,210,251
U.S. Treasury Principal Strip 0.000% 2/15/28	1,540,000	700,577
		25,988,838
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,203,720)		25,988,838
TOTAL BONDS & NOTES (Cost $199,307,743)		202,949,738
	Number of Shares
MUTUAL FUNDS – 1.0%
Diversified Financial – 1.0%
iShares Barclays Aggregate Bond Fund	38,726	4,063,132
SPDR Gold Trust (a)	20,000	1,977,000
TOTAL MUTUAL FUNDS (Cost $5,569,871)		6,040,132
TOTAL LONG-TERM INVESTMENTS (Cost $478,081,100)		579,539,614
	Principal Amount
SHORT-TERM INVESTMENTS – 9.5%
Commercial Paper – 9.5% (h)
AGL Capital Corp. 0.400% 10/23/09	$4,590,000	4,588,878
Autozone, Inc. 0.550% 11/17/09	4,000,000	3,997,128
Avery Dennison Corp. 0.270% 10/01/09	4,750,000	4,750,000
Cadury Schweppes Financial 0.270% 10/09/09	800,000	799,952
The Clorox Co. 0.300% 10/05/09	4,020,000	4,019,866
Comcast Corp. 0.410% 10/23/09	4,820,000	4,818,792
Duke Energy Corp. 0.340% 10/19/09	3,489,000	3,488,407
Elsevier Financial SA 0.410% 10/08/09	3,360,000	3,359,732
Equifax, Inc. 0.460% 11/10/09	3,315,000	3,313,306
Heinz H.J. Financial Co. 0.400% 10/20/09	1,235,000	1,234,739

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HSBC Finance Corp. 0.500% 11/12/09	$4,700,000	$4,697,258
Kraft Foods, Inc. 0.380% 11/16/09	3,600,000	3,598,252
Lincoln National Corp. 0.630% 10/15/09	1,375,000	1,374,663
Lincoln Nationall Corp. 0.550% 10/16/09	1,970,000	1,969,549
Precision Castparts Corp. 0.400% 11/30/09	5,140,000	5,136,574
Time Warner Cable, Inc. 0.400% 10/06/09	5,000,000	4,999,722
TOTAL SHORT-TERM INVESTMENTS (Cost $56,146,818)		56,146,818
TOTAL INVESTMENTS – 107.5% (Cost $534,227,918) (i)		635,686,432
Other Assets/ (Liabilities) – (7.5)%		(44,529,268)
NET ASSETS – 100.0%		$591,157,164

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Collateralized Synthetic Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to a value of $13,220,526 or 2.24% of net assets.
(c)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2009, these securities amounted to a value of $1,937 or 0.00% of net assets.
(e)	Restricted security. (Note 2).
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.6%
COMMON STOCK – 97.6%
Aerospace & Defense – 0.3%
Northrop Grumman Corp.	45,600	$2,359,800
Raytheon Co.	12,200	585,234
		2,945,034
Agriculture – 0.7%
Altria Group, Inc.	86,400	1,538,784
Archer-Daniels-Midland Co.	73,300	2,141,826
Bunge Ltd.	35,400	2,216,394
Reynolds American, Inc.	8,100	360,612
		6,257,616
Auto Manufacturers – 1.9%
Navistar International Corp. (a)	431,407	16,143,250
Automotive & Parts – 0.1%
Magna International, Inc. Class A	11,400	484,728
Banks – 6.0%
Bank of America Corp.	936,300	15,842,196
BB&T Corp.	67,100	1,827,804
Capital One Financial Corp.	14,600	521,658
Deutsche Bank AG	31,300	2,402,901
U.S. Bancorp	154,400	3,375,184
Wells Fargo & Co.	956,550	26,955,579
		50,925,322
Beverages – 1.5%
Coca-Cola Enterprises, Inc.	120,900	2,588,469
Constellation Brands, Inc. Class A (a)	39,300	595,395
Molson Coors Brewing Co. Class B	189,290	9,214,637
		12,398,501
Biotechnology – 0.4%
Genzyme Corp. (a)	61,720	3,501,376
Building Materials – 0.1%
Masco Corp.	48,100	621,452
Chemicals – 3.7%
Du Pont (E.I.) de Nemours & Co.	110,000	3,535,400
The Lubrizol Corp.	278,013	19,866,809
Potash Corp. of Saskatchewan, Inc.	85,060	7,684,320
		31,086,529
Commercial Services – 0.1%
AerCap Holdings NV (a)	26,500	240,355
Hertz Global Holdings, Inc. (a)	82,900	897,807
		1,138,162
Computers – 1.7%
Dell, Inc. (a)	595,150	9,081,989
Hewlett-Packard Co.	70,800	3,342,468
International Business Machines Corp.	8,300	992,763
Western Digital Corp. (a)	30,300	1,106,859
		14,524,079
Cosmetics & Personal Care – 0.3%
The Procter & Gamble Co.	45,300	2,623,776
Diversified Financial – 7.4%
The Goldman Sachs Group, Inc.	103,877	19,149,725
JP Morgan Chase & Co.	703,114	30,810,456
Morgan Stanley	288,310	8,903,013
SLM Corp. (a)	427,227	3,725,419
		62,588,613
Electric – 4.6%
American Electric Power Co., Inc.	52,100	1,614,579
CMS Energy Corp.	30,800	412,720
Consolidated Edison, Inc.	10,100	413,494
Edison International	370,620	12,445,420
Exelon Corp.	265,889	13,193,412
PG&E Corp.	236,590	9,579,529
RRI Energy, Inc. (a)	133,800	955,332
		38,614,486
Electrical Components & Equipment – 0.7%
General Cable Corp. (a)	154,500	6,048,675
Electronics – 0.4%
AU Optronics Corp. Sponsored ADR (Taiwan)	128,647	1,245,303
Tyco Electronics Ltd.	108,200	2,410,696
Vishay Intertechnology, Inc. (a)	4,600	36,340
		3,692,339
Foods – 2.6%
Kraft Foods, Inc. Class A	69,700	1,831,019
The Kroger Co.	857,270	17,694,053
Sara Lee Corp.	142,900	1,591,906
Smithfield Foods, Inc. (a)	40,800	563,040
		21,680,018
Gas – 0.2%
NiSource, Inc.	101,600	1,411,224
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	12,100	560,109
Health Care — Products – 2.3%
Covidien PLC	450,681	19,496,460
Health Care — Services – 1.2%
Aetna, Inc.	370,050	10,298,491
Home Builders – 0.4%
D.R. Horton, Inc.	67,200	766,752
NVR, Inc. (a)	2,900	1,848,373
Pulte Homes, Inc.	84,900	933,051
		3,548,176
Household Products – 0.1%
Kimberly-Clark Corp.	11,800	695,964
Insurance – 8.1%
ACE Ltd. (a)	101,060	5,402,667
Allstate Corp.	76,300	2,336,306
Assurant, Inc.	455,899	14,616,122
Everest Re Group Ltd.	136,716	11,989,993
Genworth Financial, Inc. Class A	32,100	383,595
Lincoln National Corp.	61,900	1,603,829
MetLife, Inc.	492,940	18,766,226
PartnerRe Ltd.	10,300	792,482
Prudential Financial, Inc.	118,902	5,934,399
The Travelers Cos., Inc.	58,700	2,889,801
Unum Group	94,100	2,017,504

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
XL Capital Ltd. Class A	104,600	$1,826,316
		68,559,240
Internet – 1.2%
Google, Inc. Class A (a)	17,200	8,528,620
Symantec Corp. (a)	96,400	1,587,708
		10,116,328
Iron & Steel – 0.1%
AK Steel Holding Corp.	56,900	1,122,637
Machinery — Construction & Mining – 0.6%
Caterpillar, Inc.	60,300	3,095,199
Ingersoll-Rand PLC	51,600	1,582,572
		4,677,771
Manufacturing – 4.4%
Cooper Industries PLC Class A	18,700	702,559
General Electric Co.	311,700	5,118,114
SPX Corp.	10,100	618,827
Textron, Inc.	66,700	1,265,966
Tyco International Ltd.	856,436	29,529,913
		37,235,379
Media – 8.4%
Cablevision Systems Corp. Class A	317,892	7,549,935
CBS Corp. Class B	228,600	2,754,630
News Corp. Class A	2,332,085	27,961,699
Time Warner Cable, Inc.	623,538	26,868,253
Time Warner, Inc.	135,000	3,885,300
Viacom, Inc. Class B (a)	50,200	1,407,608
The Walt Disney Co.	27,400	752,404
		71,179,829
Oil & Gas – 15.5%
Apache Corp.	139,646	12,823,692
BP PLC Sponsored ADR (United Kingdom)	21,600	1,149,768
Chevron Corp.	466,113	32,828,339
Cimarex Energy Co.	14,400	623,808
ConocoPhillips	75,200	3,396,032
Devon Energy Corp.	193,200	13,008,156
ENSCO International, Inc.	32,800	1,395,312
EOG Resources, Inc.	72,800	6,079,528
Exxon Mobil Corp.	310,276	21,288,036
Marathon Oil Corp.	499,910	15,947,129
Nexen, Inc.	81,100	1,830,427
Occidental Petroleum Corp.	34,400	2,696,960
Petroleo Brasileiro SA Sponsored ADR (Brazil)	278,820	10,960,414
Total SA Sponsored ADR (France)	29,400	1,742,244
Valero Energy Corp.	306,660	5,946,138
		131,715,983
Packaging & Containers – 0.2%
Sonoco Products Co.	48,000	1,321,920
Pharmaceuticals – 7.7%
Biovail Corp.	224,900	3,470,207
Cardinal Health, Inc.	26,000	696,800
Eli Lilly & Co.	9,600	317,088
GlaxoSmithKline PLC ADR (United Kingdom)	14,700	580,797
Merck & Co., Inc.	950,000	30,048,500
Pfizer, Inc.	1,194,070	19,761,859
Schering-Plough Corp.	127,800	3,610,350
Shire PLC Sponsored ADR (United Kingdom)	26,720	1,397,189
Wyeth	120,178	5,838,247
		65,721,037
Retail – 4.6%
AutoNation, Inc. (a)	50,600	914,848
Bed Bath & Beyond, Inc. (a)	181,638	6,818,691
Foot Locker, Inc.	62,700	749,265
The Home Depot, Inc.	86,800	2,312,352
J.C. Penney Co., Inc.	34,800	1,174,500
Jones Apparel Group, Inc.	83,700	1,500,741
Limited Brands, Inc.	69,100	1,174,009
Lowe's Cos., Inc.	120,200	2,516,988
Macy's, Inc.	81,100	1,483,319
Walgreen Co.	552,256	20,693,032
		39,337,745
Software – 0.9%
Oracle Corp.	364,300	7,592,012
Telecommunications – 7.3%
American Tower Corp. Class A (a)	27,700	1,008,280
AT&T, Inc.	1,094,503	29,562,526
Corning, Inc.	124,100	1,899,971
Crown Castle International Corp. (a)	33,200	1,041,152
Motorola, Inc.	1,602,270	13,763,499
Nokia Oyj Sponsored ADR (Finland)	136,600	1,997,092
Qualcomm, Inc.	62,530	2,812,600
Sprint Nextel Corp. (a)	1,342,780	5,303,981
Verizon Communications, Inc.	87,400	2,645,598
Vodafone Group PLC Sponsored ADR (United Kingdom)	82,800	1,863,000
		61,897,699
Transportation – 1.0%
Norfolk Southern Corp.	64,150	2,765,506
United Parcel Service, Inc. Class B	102,551	5,791,055
		8,556,561
Trucking & Leasing – 0.8%
Aircastle Ltd.	670,918	6,487,777
Genesis Lease Ltd. Sponsored ADR (Ireland)	53,300	477,035
		6,964,812
TOTAL COMMON STOCK (Cost $704,105,339)		827,283,333
TOTAL EQUITIES (Cost $704,105,339)		827,283,333
TOTAL LONG-TERM INVESTMENTS (Cost $704,105,339)		827,283,333
	Principal Amount
SHORT-TERM INVESTMENTS – 2.4%
Repurchase Agreement – 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$20,486,136	20,486,136
TOTAL SHORT-TERM INVESTMENTS (Cost $20,486,136)		20,486,136
TOTAL INVESTMENTS – 100.0% (Cost $724,591,475) (c)		847,769,469
Other Assets/ (Liabilities) – 0.0%		170,791
NET ASSETS – 100.0%		$847,940,260

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(b)	Maturity value of $20,486,142. Collateralized by U.S. Government Agency obligations with rates ranging from 4.000% - 5.534%, maturity dates ranging from 5/01/35 - 8/15/39, and an aggregate market value, including accrued interest, of $20,896,891.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.3%
COMMON STOCK – 99.3%
Advertising – 0.1%
Interpublic Group of Cos., Inc. (a)	200	$1,504
Omnicom Group, Inc.	500	18,470
		19,974
Aerospace & Defense – 2.0%
The Boeing Co.	520	28,158
General Dynamics Corp.	600	38,760
Goodrich Corp.	300	16,302
L-3 Communications Holdings, Inc.	200	16,064
Lockheed Martin Corp.	400	31,232
Northrop Grumman Corp.	822	42,539
Raytheon Co.	1,400	67,158
Rockwell Collins, Inc.	100	5,080
United Technologies Corp.	1,600	97,488
		342,781
Agriculture – 2.3%
Altria Group, Inc.	4,262	75,906
Archer-Daniels-Midland Co.	2,563	74,891
Lorillard, Inc.	300	22,290
Philip Morris International, Inc.	3,762	183,360
Reynolds American, Inc.	800	35,616
		392,063
Airlines – 0.0%
Southwest Airlines Co.	100	960
Apparel – 0.1%
Nike, Inc. Class B	100	6,470
VF Corp.	200	14,486
		20,956
Auto Manufacturers – 0.3%
Ford Motor Co. (a)	4,800	34,608
Paccar, Inc.	356	13,425
		48,033
Automotive & Parts – 0.2%
The Goodyear Tire & Rubber Co. (a)	100	1,703
Johnson Controls, Inc.	1,000	25,560
		27,263
Banks – 5.4%
Bank of America Corp.	16,829	284,747
Bank of New York Mellon Corp.	1,880	54,501
BB&T Corp.	1,489	40,560
Capital One Financial Corp.	835	29,835
Comerica, Inc.	600	17,802
Fifth Third Bancorp	2,200	22,286
First Horizon National Corp. (a)	1,491	19,730
KeyCorp	900	5,850
M&T Bank Corp.	200	12,464
Marshall & Ilsley Corp.	1,105	8,917
Northern Trust Corp.	300	17,448
PNC Financial Services Group, Inc.	464	22,546
Regions Financial Corp.	1,047	6,502
State Street Corp.	500	26,300
SunTrust Banks, Inc.	669	15,086
U.S. Bancorp	3,000	65,580
Wells Fargo & Co.	9,428	265,681
Zions Bancorp	200	3,594
		919,429
Beverages – 2.1%
Brown-Forman Corp. Class B	200	9,644
The Coca-Cola Co.	2,600	139,620
Coca-Cola Enterprises, Inc.	922	19,740
Constellation Brands, Inc. Class A (a)	400	6,060
Dr. Pepper Snapple Group, Inc. (a)	400	11,500
Molson Coors Brewing Co. Class B	200	9,736
The Pepsi Bottling Group, Inc.	800	29,152
PepsiCo, Inc.	2,100	123,186
		348,638
Biotechnology – 1.1%
Amgen, Inc. (a)	2,164	130,338
Biogen Idec, Inc. (a)	500	25,260
Celgene Corp. (a)	100	5,590
Genzyme Corp. (a)	100	5,673
Life Technologies Corp. (a)	275	12,801
Millipore Corp. (a)	135	9,495
		189,157
Building Materials – 0.1%
Masco Corp.	1,474	19,044
Chemicals – 1.4%
Air Products & Chemicals, Inc.	200	15,516
CF Industries Holdings, Inc.	100	8,623
The Dow Chemical Co.	1,772	46,196
Du Pont (E.I.) de Nemours & Co.	1,767	56,792
Eastman Chemical Co.	500	26,770
Ecolab, Inc.	100	4,623
International Flavors & Fragrances, Inc.	100	3,793
Monsanto Co.	100	7,740
PPG Industries, Inc.	368	21,421
Praxair, Inc.	100	8,169
The Sherwin-Williams Co.	500	30,080
Sigma-Aldrich Corp.	138	7,449
		237,172
Coal – 0.1%
CONSOL Energy, Inc.	100	4,511
Massey Energy Co.	200	5,578
Peabody Energy Corp.	200	7,444
		17,533
Commercial Services – 1.7%
Apollo Group, Inc. Class A (a)	400	29,468
Automatic Data Processing, Inc.	646	25,388
Convergys Corp. (a)	3,500	34,790
DeVry, Inc.	100	5,532
Donnelley (R.R.) & Sons Co.	830	17,646
Equifax, Inc.	300	8,742
H&R Block, Inc.	674	12,388
Iron Mountain, Inc. (a)	200	5,332
MasterCard, Inc. Class A	100	20,215
McKesson Corp.	724	43,114
Moody's Corp.	788	16,122
Paychex, Inc.	300	8,715
Quanta Services, Inc. (a)	100	2,213
Robert Half International, Inc.	400	10,008

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Total System Services, Inc.	800	$12,888
Western Union Co.	1,500	28,380
		280,941
Computers – 7.3%
Affiliated Computer Services, Inc. Class A (a)	200	10,834
Apple, Inc. (a)	1,800	333,666
Cognizant Technology Solutions Corp. Class A (a)	400	15,464
Computer Sciences Corp. (a)	700	36,897
Dell, Inc. (a)	2,598	39,646
EMC Corp. (a)	4,950	84,348
Hewlett-Packard Co.	4,745	224,011
International Business Machines Corp.	3,000	358,830
Lexmark International, Inc. Class A (a)	760	16,370
NetApp, Inc. (a)	568	15,154
SanDisk Corp. (a)	1,000	21,700
Sun Microsystems, Inc. (a)	1,100	9,999
Teradata Corp. (a)	930	25,594
Western Digital Corp. (a)	900	32,877
		1,225,390
Cosmetics & Personal Care – 1.8%
Avon Products, Inc.	400	13,584
Colgate-Palmolive Co.	600	45,768
The Estee Lauder Cos., Inc. Class A	330	12,236
The Procter & Gamble Co.	4,028	233,302
		304,890
Distribution & Wholesale – 0.1%
Fastenal Co.	100	3,870
Genuine Parts Co.	300	11,418
W.W. Grainger, Inc.	100	8,936
		24,224
Diversified Financial – 5.5%
American Express Co.	1,536	52,070
Ameriprise Financial, Inc.	460	16,712
The Charles Schwab Corp.	687	13,156
Citigroup, Inc.	23,494	113,711
CME Group, Inc.	100	30,819
Discover Financial Services	1,320	21,424
E*TRADE Financial Corp. (a)	1,100	1,925
Federated Investors, Inc. Class B	200	5,274
Franklin Resources, Inc.	200	20,120
The Goldman Sachs Group, Inc.	1,169	215,505
IntercontinentalExchange, Inc. (a)	100	9,719
Invesco Ltd.	500	11,380
JP Morgan Chase & Co.	7,433	325,714
Legg Mason, Inc.	400	12,412
Morgan Stanley	1,700	52,496
The NASDAQ OMX Group, Inc. (a)	200	4,210
NYSE Euronext	300	8,667
SLM Corp. (a)	1,200	10,464
T. Rowe Price Group, Inc.	200	9,140
		934,918
Electric – 3.3%
The AES Corp. (a)	1,200	17,784
Allegheny Energy, Inc.	100	2,652
Ameren Corp.	400	10,112
American Electric Power Co., Inc.	900	27,891
CenterPoint Energy, Inc.	1,400	17,402
CMS Energy Corp.	800	10,720
Consolidated Edison, Inc.	500	20,470
Constellation Energy Group, Inc.	800	25,896
Dominion Resources, Inc.	634	21,873
DTE Energy Co.	400	14,056
Duke Energy Corp.	2,074	32,645
Edison International	1,000	33,580
Entergy Corp.	300	23,958
Exelon Corp.	1,100	54,582
FirstEnergy Corp.	500	22,860
FPL Group, Inc.	900	49,707
Integrys Energy Group, Inc.	100	3,589
Northeast Utilities	300	7,122
Pepco Holdings, Inc.	300	4,464
PG&E Corp.	700	28,343
Pinnacle West Capital Corp.	100	3,282
PPL Corp.	402	12,196
Progress Energy, Inc.	400	15,624
Public Service Enterprise Group, Inc.	1,100	34,584
SCANA Corp.	300	10,470
The Southern Co.	700	22,169
TECO Energy, Inc.	400	5,632
Wisconsin Energy Corp.	200	9,034
Xcel Energy, Inc.	1,100	21,164
		563,861
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	1,000	40,080
Molex, Inc.	1,100	22,968
		63,048
Electronics – 0.3%
Agilent Technologies, Inc. (a)	400	11,132
Amphenol Corp. Class A	200	7,536
FLIR Systems, Inc. (a)	100	2,797
Jabil Circuit, Inc.	1,100	14,751
PerkinElmer, Inc.	300	5,772
Waters Corp. (a)	100	5,586
		47,574
Engineering & Construction – 0.2%
Fluor Corp.	300	15,255
Jacobs Engineering Group, Inc. (a)	400	18,380
		33,635
Entertainment – 0.0%
International Game Technology	100	2,148
Environmental Controls – 0.4%
Republic Services, Inc.	989	26,278
Stericycle, Inc. (a)	100	4,845
Waste Management, Inc.	1,333	39,750
		70,873
Foods – 2.5%
Campbell Soup Co.	100	3,262
ConAgra Foods, Inc.	1,600	34,688
Dean Foods Co. (a)	1,184	21,063
General Mills, Inc.	532	34,250
H.J. Heinz Co.	600	23,850
The Hershey Co.	500	19,430
Hormel Foods Corp.	1,500	53,280
The J.M. Smucker Co.	200	10,602
Kellogg Co.	300	14,769
Kraft Foods, Inc. Class A	3,200	84,064
The Kroger Co.	1,100	22,704
McCormick & Co., Inc.	100	3,394

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Safeway, Inc.	900	$17,748
Sara Lee Corp.	1,200	13,368
SUPERVALU, Inc.	982	14,789
Sysco Corp.	690	17,147
Tyson Foods, Inc. Class A	2,700	34,101
Whole Foods Market, Inc. (a)	200	6,098
		428,607
Forest Products & Paper – 0.3%
International Paper Co.	984	21,874
MeadWestvaco Corp.	400	8,924
Plum Creek Timber Co., Inc.	300	9,192
Weyerhaeuser Co.	200	7,330
		47,320
Gas – 0.2%
Nicor, Inc.	100	3,659
NiSource, Inc.	600	8,334
Sempra Energy	400	19,924
		31,917
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	100	4,629
Snap-on, Inc.	100	3,476
The Stanley Works	200	8,538
		16,643
Health Care — Products – 3.0%
Baxter International, Inc.	743	42,359
Becton, Dickinson & Co.	300	20,925
Boston Scientific Corp. (a)	2,700	28,593
C.R. Bard, Inc.	200	15,722
CareFusion Corp. (a)	300	6,540
Johnson & Johnson	4,944	301,040
Medtronic, Inc.	1,574	57,923
St. Jude Medical, Inc. (a)	100	3,901
Stryker Corp.	400	18,172
Varian Medical Systems, Inc. (a)	100	4,213
Zimmer Holdings, Inc. (a)	100	5,345
		504,733
Health Care — Services – 1.6%
Aetna, Inc.	700	19,481
CIGNA Corp.	500	14,045
Coventry Health Care, Inc. (a)	1,250	24,950
DaVita, Inc. (a)	100	5,664
Humana, Inc. (a)	300	11,190
Laboratory Corp. of America Holdings (a)	200	13,140
Quest Diagnostics, Inc.	300	15,657
Tenet Healthcare Corp. (a)	800	4,704
Thermo Fisher Scientific, Inc. (a)	1,000	43,670
UnitedHealth Group, Inc.	2,700	67,608
WellPoint, Inc. (a)	1,200	56,832
		276,941
Holding Company — Diversified – 0.1%
Leucadia National Corp. (a)	391	9,666
Home Builders – 0.2%
D.R. Horton, Inc.	800	9,128
KB HOME	900	14,949
Lennar Corp. Class A	400	5,700
Pulte Homes, Inc.	572	6,286
		36,063
Home Furnishing – 0.1%
Harman International Industries, Inc.	200	6,776
Whirlpool Corp.	100	6,996
		13,772
Household Products – 0.6%
Avery Dennison Corp.	378	13,612
Fortune Brands, Inc.	200	8,596
Kimberly-Clark Corp.	1,060	62,519
The The Clorox Co.	300	17,646
		102,373
Housewares – 0.1%
Newell Rubbermaid, Inc.	980	15,376
Insurance – 3.1%
Aflac, Inc.	1,000	42,740
Allstate Corp.	1,017	31,141
American International Group, Inc.	282	12,439
Aon Corp.	400	16,276
Assurant, Inc.	100	3,206
The Chubb Corp.	1,200	60,492
Cincinnati Financial Corp.	238	6,186
Genworth Financial, Inc. Class A	1,033	12,344
The Hartford Financial Services Group, Inc.	600	15,900
Lincoln National Corp.	569	14,743
Loews Corp.	600	20,550
Marsh & McLennan Cos., Inc.	700	17,311
MBIA, Inc. (a)	1,600	12,416
MetLife, Inc.	1,400	53,298
Principal Financial Group, Inc.	500	13,695
The Progressive Corp. (a)	1,000	16,580
Prudential Financial, Inc.	800	39,928
Torchmark Corp.	343	14,896
The Travelers Cos., Inc.	1,830	90,091
Unum Group	1,100	23,584
XL Capital Ltd. Class A	400	6,984
		524,800
Internet – 1.8%
Akamai Technologies, Inc. (a)	300	5,904
Amazon.com, Inc. (a)	400	37,344
eBay, Inc. (a)	1,700	40,137
Expedia, Inc. (a)	299	7,161
Google, Inc. Class A (a)	300	148,755
McAfee, Inc. (a)	341	14,932
Symantec Corp. (a)	1,100	18,117
VeriSign, Inc. (a)	200	4,738
Yahoo!, Inc. (a)	1,276	22,726
		299,814
Iron & Steel – 0.6%
AK Steel Holding Corp.	700	13,811
Allegheny Technologies, Inc.	200	6,998
Nucor Corp.	1,345	63,229
United States Steel Corp.	400	17,748
		101,786
Leisure Time – 0.1%
Carnival Corp.	200	6,656
Harley-Davidson, Inc.	200	4,600
		11,256
Lodging – 0.2%
Marriott International, Inc. Class A	2	55

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	200	$6,606
Wyndham Worldwide Corp.	900	14,688
Wynn Resorts Ltd. (a)	100	7,089
		28,438
Machinery — Construction & Mining – 0.2%
Caterpillar, Inc.	800	41,064
Machinery — Diversified – 0.6%
Cummins, Inc.	240	10,754
Deere & Co.	604	25,924
Eaton Corp.	600	33,954
Flowserve Corp.	100	9,854
Rockwell Automation, Inc.	448	19,085
		99,571
Manufacturing – 3.8%
3M Co.	1,319	97,342
Cooper Industries PLC Class A	258	9,693
Danaher Corp.	306	20,600
Dover Corp.	500	19,380
Eastman Kodak Co.	400	1,912
General Electric Co.	19,750	324,295
Honeywell International, Inc.	1,463	54,351
Illinois Tool Works, Inc.	1,000	42,710
ITT Corp.	500	26,075
Leggett & Platt, Inc.	500	9,700
Pall Corp.	200	6,456
Parker Hannifin Corp.	300	15,552
Textron, Inc.	300	5,694
		633,760
Media – 3.1%
CBS Corp. Class B	400	4,820
Comcast Corp. Class A	5,388	91,003
The DIRECTV Group, Inc. (a)	700	19,306
Gannett Co., Inc.	2,200	27,522
The McGraw-Hill Cos., Inc.	826	20,766
Meredith Corp.	1,200	35,928
New York Times Co. Class A	200	1,624
News Corp. Class A	3,600	43,164
Scripps Networks Interactive Class A	163	6,023
Time Warner Cable, Inc.	281	12,108
Time Warner, Inc.	4,316	124,215
Viacom, Inc. Class B (a)	1,200	33,648
The Walt Disney Co.	3,500	96,110
		516,237
Mining – 0.3%
Alcoa, Inc.	900	11,808
Freeport-McMoRan Copper & Gold, Inc.	422	28,953
Newmont Mining Corp.	200	8,804
Titanium Metals Corp.	200	1,918
Vulcan Materials Co.	100	5,407
		56,890
Office Equipment/Supplies – 0.2%
Pitney Bowes, Inc.	400	9,940
Xerox Corp.	3,680	28,483
		38,423
Oil & Gas – 9.2%
Anadarko Petroleum Corp.	1,000	62,730
Apache Corp.	300	27,549
Cabot Oil & Gas Corp.	100	3,575
Chesapeake Energy Corp.	400	11,360
Chevron Corp.	3,888	273,832
ConocoPhillips	2,840	128,254
Denbury Resources, Inc. (a)	100	1,513
Devon Energy Corp.	235	15,823
Diamond Offshore Drilling, Inc.	100	9,552
ENSCO International, Inc.	600	25,524
EOG Resources, Inc.	200	16,702
Exxon Mobil Corp.	9,345	641,160
Hess Corp.	300	16,038
Marathon Oil Corp.	1,136	36,238
Murphy Oil Corp.	400	23,028
Nabors Industries Ltd. (a)	1,400	29,260
Noble Energy, Inc.	100	6,596
Occidental Petroleum Corp.	1,500	117,600
Pioneer Natural Resources Co.	200	7,258
Questar Corp.	100	3,756
Rowan Cos., Inc.	800	18,456
Sunoco, Inc.	500	14,225
Tesoro Corp./Texas	1,100	16,478
Valero Energy Corp.	800	15,512
XTO Energy, Inc.	718	29,668
		1,551,687
Oil & Gas Services – 1.0%
Baker Hughes, Inc.	300	12,798
BJ Services Co.	500	9,715
Cameron International Corp. (a)	300	11,346
FMC Technologies, Inc. (a)	400	20,896
Halliburton Co.	1,000	27,120
National Oilwell Varco, Inc. (a)	1,500	64,695
Schlumberger Ltd.	427	25,449
		172,019
Packaging & Containers – 0.7%
Ball Corp.	600	29,520
Bemis Co., Inc.	1,500	38,865
Owens-IIlinois, Inc. (a)	200	7,380
Pactiv Corp. (a)	1,091	28,420
Sealed Air Corp.	585	11,484
		115,669
Pharmaceuticals – 7.4%
Abbott Laboratories	2,029	100,374
Allergan, Inc.	500	28,380
AmerisourceBergen Corp.	1,300	29,094
Bristol-Myers Squibb Co.	5,300	119,356
Cardinal Health, Inc.	600	16,080
Cephalon, Inc. (a)	100	5,824
DENTSPLY International, Inc.	100	3,454
Eli Lilly & Co.	2,339	77,257
Express Scripts, Inc. (a)	200	15,516
Forest Laboratories, Inc. (a)	1,347	39,656
Gilead Sciences, Inc. (a)	458	21,334
Hospira, Inc. (a)	300	13,380
King Pharmaceuticals, Inc. (a)	1,500	16,155
Medco Health Solutions, Inc. (a)	1,100	60,841
Merck & Co., Inc.	3,005	95,048
Mylan, Inc. (a)	2,271	36,359
Patterson Cos., Inc. (a)	100	2,725
Pfizer, Inc.	18,136	300,151
Schering-Plough Corp.	3,300	93,225
Watson Pharmaceuticals, Inc. (a)	560	20,518
Wyeth	3,200	155,456
		1,250,183

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines – 0.3%
El Paso Corp.	1,400	$14,448
Spectra Energy Corp.	1,200	22,728
The Williams Cos., Inc.	700	12,509
		49,685
Real Estate Investment Trusts (REITS) – 0.6%
Apartment Investment & Management Co. Class A	114	1,681
AvalonBay Communities, Inc.	103	7,491
Boston Properties, Inc.	200	13,110
Equity Residential	600	18,420
HCP, Inc.	400	11,496
Health Care REIT, Inc.	100	4,162
Host Hotels & Resorts, Inc.	600	7,062
Kimco Realty Corp.	200	2,608
ProLogis	1,028	12,254
Public Storage	200	15,048
Simon Property Group, Inc.	11	764
Ventas, Inc.	200	7,700
Vornado Realty Trust	104	6,699
		108,495
Retail – 6.3%
Abercrombie & Fitch Co. Class A	300	9,864
AutoNation, Inc. (a)	1,700	30,736
Autozone, Inc. (a)	100	14,622
Bed Bath & Beyond, Inc. (a)	500	18,770
Best Buy Co., Inc.	550	20,636
Big Lots, Inc. (a)	1,147	28,698
Coach, Inc.	800	26,336
Costco Wholesale Corp.	356	20,100
CVS Caremark Corp.	1,720	61,473
Darden Restaurants, Inc.	200	6,826
Family Dollar Stores, Inc.	300	7,920
GameStop Corp. Class A (a)	200	5,294
The Gap, Inc.	1,127	24,118
The Home Depot, Inc.	4,234	112,794
J.C. Penney Co., Inc.	800	27,000
Kohl's Corp. (a)	600	34,230
Limited Brands, Inc.	961	16,327
Lowe's Cos., Inc.	1,623	33,986
Macy's, Inc.	1,036	18,948
McDonald's Corp.	1,200	68,484
Nordstrom, Inc.	300	9,162
Office Depot, Inc. (a)	2,296	15,200
Polo Ralph Lauren Corp.	200	15,324
RadioShack Corp.	1,800	29,826
Sears Holdings Corp. (a)	248	16,197
Staples, Inc.	1,224	28,421
Starbucks Corp. (a)	1,400	28,910
Target Corp.	1,100	51,348
Tiffany & Co.	100	3,853
The TJX Cos., Inc.	700	26,005
Wal-Mart Stores, Inc.	3,750	184,087
Walgreen Co.	1,470	55,081
Yum! Brands, Inc.	400	13,504
		1,064,080
Savings & Loans – 0.2%
Hudson City Bancorp, Inc.	1,343	17,660
People's United Financial, Inc.	500	7,780
		25,440
Semiconductors – 2.6%
Advanced Micro Devices, Inc. (a)	500	2,830
Altera Corp.	200	4,102
Analog Devices, Inc.	400	11,032
Applied Materials, Inc.	935	12,529
Broadcom Corp. Class A (a)	900	27,621
Intel Corp.	8,197	160,415
KLA-Tencor Corp.	300	10,758
Linear Technology Corp.	400	11,052
LSI Corp. (a)	600	3,294
MEMC Electronic Materials, Inc. (a)	200	3,326
Microchip Technology, Inc.	600	15,900
Micron Technology, Inc. (a)	1,600	13,120
National Semiconductor Corp.	600	8,562
Novellus Systems, Inc. (a)	541	11,350
NVIDIA Corp. (a)	1,811	27,220
QLogic Corp. (a)	300	5,160
Teradyne, Inc. (a)	1,100	10,175
Texas Instruments, Inc.	4,200	99,498
Xilinx, Inc.	300	7,026
		444,970
Software – 4.1%
Adobe Systems, Inc. (a)	900	29,736
Autodesk, Inc. (a)	300	7,140
BMC Software, Inc. (a)	700	26,271
CA, Inc.	806	17,724
Citrix Systems, Inc. (a)	300	11,769
Compuware Corp. (a)	1,700	12,461
Dun & Bradstreet Corp.	110	8,285
Electronic Arts, Inc. (a)	400	7,620
Fidelity National Information Services, Inc.	1,170	29,847
Fiserv, Inc. (a)	400	19,280
IMS Health, Inc.	500	7,675
Intuit, Inc. (a)	265	7,552
Microsoft Corp.	11,257	291,444
Novell, Inc. (a)	2,845	12,831
Oracle Corp.	8,240	171,722
Red Hat, Inc. (a)	418	11,553
Salesforce.com, Inc. (a)	200	11,386
		684,296
Telecommunications – 5.9%
American Tower Corp. Class A (a)	100	3,640
AT&T, Inc.	10,825	292,383
CenturyTel, Inc.	656	22,042
Ciena Corp. (a)	100	1,628
Cisco Systems, Inc. (a)	11,014	259,269
Corning, Inc.	1,900	29,089
Frontier Communications Corp.	1,400	10,556
Harris Corp.	200	7,520
JDS Uniphase Corp. (a)	400	2,844
Juniper Networks, Inc. (a)	699	18,887
MetroPCS Communications, Inc. (a)	200	1,872
Motorola, Inc.	4,300	36,937
Qualcomm, Inc.	2,422	108,941
Qwest Communications International, Inc.	8,275	31,528
Sprint Nextel Corp. (a)	6,100	24,095
Tellabs, Inc. (a)	1,541	10,664
Verizon Communications, Inc.	4,400	133,188
Windstream Corp.	900	9,117
		1,004,200
Textiles – 0.0%
Cintas Corp.	200	6,062

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	300	$8,325
Mattel, Inc.	400	7,384
		15,709
Transportation – 1.9%
Burlington Northern Santa Fe Corp.	300	23,949
C.H. Robinson Worldwide, Inc.	600	34,650
CSX Corp.	1,700	71,162
Expeditors International of Washington, Inc.	500	17,575
FedEx Corp.	500	37,610
Norfolk Southern Corp.	400	17,244
Ryder System, Inc.	396	15,468
Union Pacific Corp.	600	35,010
United Parcel Service, Inc. Class B	1,152	65,053
		317,721
TOTAL COMMON STOCK (Cost $15,288,749)		16,780,171
TOTAL EQUITIES (Cost $15,288,749)		16,780,171
TOTAL LONG-TERM INVESTMENTS (Cost $15,288,749)		16,780,171
	Principal Amount
SHORT-TERM INVESTMENTS – 0.1%
Repurchase Agreement – 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$10,851	10,851
TOTAL SHORT-TERM INVESTMENTS (Cost $10,851)		10,851
TOTAL INVESTMENTS – 99.4% (Cost $15,299,600) (c)		16,791,022
Other Assets/ (Liabilities) – 0.6%		98,612
NET ASSETS – 100.0%		$16,889,634

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $10,851. Collateralized by U.S. Government Agency obligations with a rate of 5.308%, maturity date of 9/01/35, and an aggregate market value, including accrued interest, of $12,266.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.3%
COMMON STOCK – 98.3%
Advertising – 0.3%
Harte-Hanks, Inc.	11,211	$155,048
inVentiv Health Inc. (a)	16,674	278,956
		434,004
Aerospace & Defense – 1.1%
BE Aerospace, Inc. (a)	53,561	1,078,719
Cubic Corp.	3,394	133,961
GenCorp, Inc. (a)	19,200	102,912
Triumph Group, Inc.	6,986	335,258
		1,650,850
Agriculture – 0.3%
The Andersons, Inc.	5,880	206,976
Universal Corp.	7,352	307,461
		514,437
Airlines – 0.6%
Allegiant Travel Co. (a)	4,324	164,701
Hawaiian Holdings, Inc. (a)	27,488	227,051
Republic Airways Holdings, Inc. (a)	20,086	187,403
SkyWest, Inc.	16,890	280,036
		859,191
Apparel – 0.5%
Carter's, Inc. (a)	9,592	256,106
Perry Ellis International, Inc. (a)	6,224	99,833
Steven Madden Ltd. (a)	4,658	171,461
The Timberland Co. Class A (a)	19,360	269,491
		796,891
Auto Manufacturers – 0.1%
Force Protection, Inc. (a)	18,654	101,851
Automotive & Parts – 0.4%
ATC Technology Corp. (a)	10,661	210,661
Spartan Motors, Inc.	4,561	23,444
Standard Motor Products, Inc.	800	12,160
WABCO Holdings, Inc.	14,931	313,551
		559,816
Banks – 2.7%
Alliance Financial Corp.	1,573	42,550
Banco Latinoamericano de Comercio Exterior SA	12,665	180,096
Banco Macro SA Class B Sponsored ADR (Argentina)	6,362	153,642
Bancolombia SA Sponsored ADR (Colombia)	4,453	191,167
Bank of Marin Bancorp	1,573	49,282
Cass Information Systems, Inc.	475	14,184
First Citizens BancShares, Inc. Class A	1,177	187,261
The First of Long Island Corp.	1,771	47,091
Grupo Financiero Galicia SA Class B ADR (Argentina) (a)	12,992	61,192
Hancock Holding Co.	15,539	583,800
IBERIABANK Corp.	12,008	547,085
International Bancshares Corp.	16,603	270,795
Oriental Financial Group Inc.	21,356	271,221
Santander BanCorp (a)	930	9,068
Sterling Bancshares, Inc.	64,837	473,958
TCF Financial Corp.	42,530	554,591
Westamerica Bancorp	9,731	506,012
		4,142,995
Beverages – 0.1%
Cott Corp. (a)	18,602	136,725
Biotechnology – 1.2%
Acorda Therapeutics, Inc. (a)	13,482	313,861
AMAG Pharmaceuticals, Inc. (a)	5,114	223,380
American Oriental Bioengineering, Inc. (a)	13,070	63,520
Cambrex Corp. (a)	8,905	56,101
Integra LifeSciences Holdings (a)	15,747	537,760
Martek Biosciences Corp. (a)	13,829	312,397
PDL BioPharma, Inc.	35,924	283,081
		1,790,100
Building Materials – 1.0%
AAON, Inc.	5,731	115,078
Apogee Enterprises, Inc.	18,242	273,995
Comfort Systems USA, Inc.	22,298	258,434
Eagle Materials, Inc.	28,417	812,158
Interline Brands, Inc. (a)	2,998	50,516
		1,510,181
Chemicals – 2.1%
A. Schulman, Inc.	10,730	213,849
Ashland, Inc.	9,898	427,791
CF Industries Holdings, Inc.	920	79,332
Cytec Industries, Inc.	31,170	1,012,090
Hawkins, Inc.	1,476	34,479
Innophos Holdings, Inc.	15,170	280,645
Minerals Technologies, Inc.	5,664	269,380
NewMarket Corp.	3,473	323,128
OM Group, Inc. (a)	8,951	272,021
PolyOne Corp. (a)	7,520	50,158
Spartech Corp.	8,691	93,602
Stepan Co.	1,583	95,107
		3,151,582
Coal – 0.1%
Alpha Natural Resources, Inc. (a)	5,600	196,560
Commercial Services – 6.1%
Administaff, Inc.	4,382	115,115
Advance America Cash Advance Centers, Inc.	19,113	107,033
AMN Healthcare Services, Inc. (a)	13,420	127,624
Avis Budget Group, Inc. (a)	31,029	414,547
Capella Education Co. (a)	15,183	1,022,423
Chemed Corp.	7,441	326,586
Convergys Corp. (a)	28,974	288,002
Corvel Corp. (a)	920	26,128
Cross Country Healthcare, Inc. (a)	2,424	22,567
Deluxe Corp.	18,073	309,048
Dollar Thrifty Automotive Group, Inc. (a)	8,024	197,310
Donnelley (R.R.) & Sons Co.	18,988	403,685

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DynCorp International, Inc. Class A (a)	16,451	$296,118
Emergency Medical Services Corp. Class A (a)	4,987	231,896
Gartner, Inc. (a)	14,626	267,217
Global Cash Access Holdings, Inc. (a)	22,217	162,406
Healthspring, Inc. (a)	25,375	310,844
Hillenbrand, Inc.	1,464	29,822
HMS Holdings Corp. (a)	11,602	443,544
Kendle International, Inc. (a)	1,583	26,468
Kenexa Corp. (a)	4,751	64,044
Kforce, Inc. (a)	5,056	60,773
Lender Processing Services, Inc.	15,272	582,932
Net 1 UEPS Technologies, Inc. (a)	19,932	417,775
Pre-Paid Legal Services, Inc. (a)	3,240	164,592
Rent-A-Center, Inc. (a)	15,257	288,052
Resources Connection, Inc. (a)	21,685	369,946
Spherion Corp. (a)	12,268	76,184
Steiner Leisure Ltd. (a)	5,686	203,331
TeleTech Holdings, Inc. (a)	19,123	326,238
Ticketmaster (a)	31,196	364,681
TNS, Inc. (a)	5,412	148,289
Valassis Communications, Inc. (a)	3,265	58,378
VistaPrint NV (a)	10,837	549,978
Watson Wyatt Worldwide Inc. Class A	3,664	159,604
Wright Express Corp. (a)	9,697	286,159
		9,249,339
Computers – 2.5%
CACI International, Inc. Class A (a)	20,000	945,400
Ciber, Inc. (a)	35,478	141,912
Cray, Inc. (a)	6,867	57,202
DST Systems, Inc. (a)	6,148	275,431
iGate Corp.	6,560	56,285
Jack Henry & Associates, Inc.	5,547	130,188
Manhattan Associates, Inc. (a)	11,322	228,704
MICROS Systems, Inc. (a)	7,490	226,123
NCR Corp. (a)	10,182	140,715
Ness Technologies, Inc. (a)	15,060	118,823
Netscout Systems, Inc. (a)	12,556	169,632
Quantum Corp. (a)	42,062	52,998
SYKES Enterprises, Inc. (a)	6,067	126,315
Synaptics, Inc. (a)	35,589	896,843
Syntel, Inc.	3,407	162,616
Unisys Corp. (a)	16,227	43,326
Virtusa Corp. (a)	2,632	24,978
		3,797,491
Cosmetics & Personal Care – 0.8%
Bare Escentuals, Inc. (a)	14,527	172,726
Chattem, Inc. (a)	14,936	991,900
		1,164,626
Distribution & Wholesale – 1.9%
Beacon Roofing Supply, Inc. (a)	15,601	249,304
Core-Mark Holding Co., Inc. (a)	5,270	150,722
Fossil, Inc. (a)	26,560	755,632
Houston Wire & Cable Co.	7,225	79,836
Pool Corp.	31,889	708,574
ScanSource, Inc. (a)	8,817	249,697
Tech Data Corp. (a)	8,509	354,060
WESCO International, Inc. (a)	11,765	338,832
		2,886,657
Diversified Financial – 3.9%
BGC Partners, Inc. Class A	9,300	39,804
Investment Technology Group, Inc. (a)	3,414	95,319
Janus Capital Group, Inc.	9,870	139,957
Knight Capital Group, Inc. Class A (a)	49,681	1,080,562
LaBranche & Co., Inc. (a)	37,085	126,089
MF Global Ltd. (a)	139,167	1,011,744
Nelnet, Inc. Class A (a)	13,884	172,717
Ocwen Financial Corp. (a)	25,580	289,566
optionsXpress Holdings, Inc.	36,212	625,743
Penson Worldwide, Inc. (a)	20,046	195,248
Portfolio Recovery Associates, Inc. (a)	6,911	313,276
Stifel Financial Corp. (a)	18,744	1,029,046
Student Loan Corp.	881	40,878
Teton Advisors, Inc. (b)	18	41
TradeStation Group, Inc. (a)	24,358	198,518
Waddell & Reed Financial, Inc. Class A	7,025	199,861
World Acceptance Corp. (a)	12,669	319,385
		5,877,754
Electric – 1.7%
Avista Corp.	7,395	149,527
Calpine Corp. (a)	1,280	14,746
CH Energy Group, Inc.	6,019	266,702
CIA Paranaense de Energia Sponsored ADR (Brazil)	20,274	357,431
Cleco Corp.	12,592	315,807
El Paso Electric Co. (a)	4,848	85,664
Mirant Corp. (a)	17,385	285,635
NorthWestern Corp.	25,100	613,193
Pike Electric Corp. (a)	6,300	75,474
Unisource Energy Corp.	366	11,254
Unitil Corp.	5,115	114,832
Westar Energy, Inc.	14,758	287,929
		2,578,194
Electrical Components & Equipment – 1.2%
Encore Wire Corp.	9,421	210,465
EnerSys (a)	14,126	312,467
Greatbatch, Inc. (a)	21,889	491,846
Harbin Electric, Inc. (a)	14,940	252,187
Hubbell, Inc. Class B	7,500	315,000
Powell Industries, Inc. (a)	7,868	302,053
		1,884,018
Electronics – 1.2%
Benchmark Electronics, Inc. (a)	19,166	344,988
Brady Corp. Class A	4,293	123,295
Checkpoint Systems, Inc. (a)	6,530	107,353

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
China Digital TV Holding Co. Ltd. Sponsored ADR (Cayman Islands)	6,986	$50,299
Dionex Corp. (a)	4,112	267,157
Multi-Fineline Electronix, Inc. (a)	12,673	363,842
OSI Systems, Inc. (a)	7,300	133,517
Technitrol, Inc.	2,200	20,262
Thomas & Betts Corp. (a)	9,445	284,106
TTM Technologies, Inc. (a)	18,411	211,174
		1,905,993
Energy — Alternate Sources – 0.0%
GT Solar International, Inc. (a)	10,785	62,661
Engineering & Construction – 1.1%
Dycom Industries, Inc. (a)	21,719	267,144
Emcor Group, Inc. (a)	13,639	345,339
Granite Construction, Inc.	4,305	133,197
Michael Baker Corp. (a)	4,928	179,083
Sterling Construction Co., Inc. (a)	800	14,328
Tutor Perini Corp. (a)	37,642	801,775
		1,740,866
Entertainment – 1.0%
Bally Technologies, Inc. (a)	25,925	994,742
National CineMedia, Inc.	4,420	75,007
Speedway Motorsports, Inc.	5,986	86,139
Vail Resorts, Inc. (a)	7,221	242,192
Warner Music Group Corp. (a)	16,197	89,570
		1,487,650
Environmental Controls – 0.9%
Darling International, Inc. (a)	39,549	290,685
EnergySolutions, Inc.	52,236	481,616
Waste Connections, Inc. (a)	21,217	612,323
		1,384,624
Foods – 0.8%
American Italian Pasta Co. Class A (a)	5,076	137,966
Cal-Maine Foods, Inc.	3,958	105,956
J&J Snack Foods Corp.	1,445	62,409
Lancaster Colony Corp.	1,217	62,395
M&F Worldwide Corp. (a)	2,662	53,879
Nash Finch Co.	1,761	48,146
TreeHouse Foods, Inc. (a)	19,120	682,010
Weis Markets, Inc.	3,079	98,374
		1,251,135
Forest Products & Paper – 0.3%
Buckeye Technologies, Inc. (a)	3,500	37,555
KapStone Paper and Packaging Corp. (a)	3,400	27,676
Rock-Tenn Co. Class A	5,166	243,370
Schweitzer-Mauduit International, Inc.	3,827	208,036
		516,637
Gas – 0.8%
AGL Resources, Inc.	9,172	323,496
Atmos Energy Corp.	11,379	320,660
Chesapeake Utilities Corp.	881	27,302
New Jersey Resources Corp.	7,757	281,657
Southwest Gas Corp.	9,420	240,964
		1,194,079
Hand & Machine Tools – 0.5%
K-Tron International, Inc. (a)	470	44,749
Lincoln Electric Holdings, Inc.	3,019	143,251
Regal-Beloit Corp.	13,106	599,075
		787,075
Health Care — Products – 3.7%
American Medical Systems Holdings, Inc. (a)	12,437	210,434
Atrion Corp.	396	57,182
Bruker Corp. (a)	5,996	63,977
Cantel Medical Corp. (a)	7,183	108,176
Haemonetics Corp. (a)	1,138	63,864
Hill-Rom Holdings, Inc.	19,142	416,913
ICU Medical, Inc. (a)	30	1,106
Invacare Corp.	10,795	240,513
Kensey Nash Corp. (a)	5,138	148,745
Kinetic Concepts, Inc. (a)	7,236	267,587
Masimo Corp. (a)	11,405	298,811
Merit Medical Systems, Inc. (a)	17,972	311,455
Natus Medical, Inc. (a)	20,722	319,740
NuVasive, Inc. (a)	18,783	784,378
Orthofix International NV (a)	13,492	396,530
PSS World Medical, Inc. (a)	267	5,829
Steris Corp.	10,320	314,244
SurModics, Inc. (a)	14,753	362,924
Symmetry Medical, Inc. (a)	16,500	171,105
Volcano Corp. (a)	31,662	532,555
Wright Medical Group, Inc. (a)	33,195	592,863
		5,668,931
Health Care — Services – 5.3%
Alliance HealthCare Services, Inc. (a)	4,423	25,034
Amedisys, Inc. (a)	5,877	256,413
America Service Group, Inc.	3,661	60,553
AmSurg Corp. (a)	17,321	367,725
Centene Corp. (a)	14,705	278,513
Community Health Systems, Inc. (a)	4,050	129,316
The Ensign Group, Inc.	2,662	37,348
Genoptix, Inc. (a)	17,715	616,128
Gentiva Health Services, Inc. (a)	13,299	332,608
Health Management Associates, Inc. Class A (a)	190,595	1,427,557
HealthSouth Corp. (a)	13,971	218,506
Healthways, Inc. (a)	18,993	290,973
LHC Group, Inc. (a)	9,885	295,858
LifePoint Hospitals, Inc. (a)	9,518	257,557
Lincare Holdings, Inc. (a)	9,943	310,719
Magellan Health Services, Inc. (a)	7,609	236,335
Mednax, Inc. (a)	18,359	1,008,276
Molina Healthcare, Inc. (a)	11,775	243,625
Nighthawk Radiology Holdings, Inc. (a)	8,905	64,383
Odyssey Healthcare, Inc. (a)	17,414	217,675
RehabCare Group, Inc. (a)	11,642	252,515

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Res-Care, Inc. (a)	7,460	$106,007
Sun Healthcare Group, Inc. (a)	80,654	696,851
Triple-S Management Corp. Class B (a)	13,962	234,143
U.S. Physical Therapy, Inc. (a)	3,661	55,171
Universal Health Services, Inc. Class B	2,093	129,619
		8,149,408
Home Furnishing – 0.2%
Tempur-Pedic International, Inc. (a)	13,045	247,072
Household Products – 0.5%
Blyth, Inc.	5,632	218,128
Central Garden & Pet Co. Class A (a)	23,384	255,587
Ennis, Inc.	5,433	87,634
Prestige Brands Holdings, Inc. (a)	21,750	153,120
		714,469
Housewares – 0.4%
National Presto Industries, Inc.	2,587	223,802
The Toro Co.	8,638	343,533
		567,335
Insurance – 3.6%
Allied World Assurance Holdings Ltd.	5,190	248,757
American Equity Investment Life Holding Co.	24,000	168,480
American Physicians Capital, Inc.	5,656	162,949
Amerisafe, Inc. (a)	13,774	237,601
Amtrust Financial Services, Inc.	16,233	185,218
Argo Group International Holdings Ltd. (a)	6,342	213,598
Aspen Insurance Holdings Ltd.	11,596	306,946
CNA Surety Corp. (a)	9,799	158,744
Conseco, Inc. (a)	9,994	52,568
Employers Holdings, Inc.	6,570	101,704
Endurance Specialty Holdings Ltd.	8,189	298,653
Enstar Group Ltd. (a)	1,177	73,292
First Mercury Financial Corp.	9,023	120,186
FPIC Insurance Group, Inc. (a)	3,171	106,387
Hallmark Financial Services, Inc. (a)	861	6,931
The Hanover Insurance Group, Inc.	19,545	807,795
Harleysville Group, Inc.	1,880	59,502
Horace Mann Educators Corp.	11,131	155,500
Infinity Property & Casualty Corp.	5,853	248,635
Life Partners Holdings, Inc.	8,641	154,674
Meadowbrook Insurance Group, Inc.	14,327	106,020
National Interstate Corp.	1,276	22,330
National Western Life Insurance Co. Class A	49	8,623
Platinum Underwriters Holdings Ltd.	7,639	273,782
PMA Capital Corp. Class A (a)	2,127	12,103
ProAssurance Corp. (a)	6,390	333,494
Safety Insurance Group, Inc.	7,139	235,016
StanCorp Financial Group, Inc.	8,721	352,067
Validus Holdings Ltd.	10,852	279,982
		5,491,537
Internet – 4.0%
Blue Coat Systems, Inc. (a)	50,650	1,144,183
Digital River, Inc. (a)	19,298	778,095
EarthLink, Inc.	32,523	273,518
eResearch Technology, Inc. (a)	25,551	178,857
Giant Interactive Group, Inc. Sponsored ADR (Cayman Islands)	13,645	103,293
GigaMedia Ltd. (a)	52,190	273,476
i2 Technologies, Inc. (a)	13,530	217,021
Internet Brands, Inc. (a)	2,167	17,293
j2 Global Communications, Inc. (a)	41,332	951,049
NutriSystem, Inc.	10,545	160,917
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands) (a)	5,373	258,441
Perficient, Inc. (a)	4,947	40,912
S1 Corp. (a)	23,015	142,233
Sohu.com, Inc. (a)	1,949	134,052
SonicWALL, Inc. (a)	17,784	149,386
TIBCO Software, Inc. (a)	69,490	659,460
United Online, Inc.	24,387	196,071
Valueclick, Inc. (a)	25,459	335,804
Web.com Group Inc. (a)	3,384	23,993
Websense, Inc. (a)	7,777	130,654
		6,168,708
Investment Companies – 0.7%
Ares Capital Corp.	4,135	45,568
BlackRock Kelso Capital Corp.	5,700	42,294
Fifth Street Finance Corp.	14,500	158,485
Gladstone Capital Corp.	13,082	116,822
Hercules Technology Growth Capital, Inc.	23,649	232,233
MCG Capital Corp. (a)	20,581	86,234
PennantPark Investment Corp.	7,870	63,826
Prospect Capital Corp.	33,570	359,535
		1,104,997
Iron & Steel – 0.0%
Mesabi Trust	2,850	28,927
Leisure Time – 0.3%
Ambassadors Group, Inc.	3,242	50,737
Interval Leisure Group, Inc. (a)	4,883	60,940
Polaris Industries, Inc.	8,143	332,072
		443,749
Lodging – 0.4%
Ameristar Casinos, Inc.	42,117	664,606
Machinery — Diversified – 2.4%
Altra Holdings, Inc. (a)	6,417	71,806
Chart Industries, Inc. (a)	14,820	319,964
DXP Enterprises, Inc. (a)	3,245	36,182
Gardner Denver, Inc. (a)	41,936	1,462,728
Graco, Inc.	28,665	798,893
Robbins & Myers, Inc.	11,187	262,671

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wabtec Corp	18,645	$699,747
		3,651,991
Manufacturing – 2.3%
Ameron International Corp.	4,591	321,278
AZZ, Inc. (a)	6,123	245,961
The Brink's Co.	4,957	133,393
Carlisle Cos., Inc.	8,480	287,557
Ceradyne, Inc. (a)	14,565	266,976
Colfax Corp. (a)	19,229	204,404
Crane Co.	10,371	267,676
EnPro Industries, Inc. (a)	15,678	358,399
FreightCar America Inc.	12,463	302,851
Harsco Corp.	3,127	110,727
Koppers Holdings, Inc.	6,619	196,253
LSB Industries, Inc. (a)	8,573	133,482
Myers Industries, Inc.	10,782	116,122
Smith & Wesson Holding Corp. (a)	7,134	37,311
Standex International Corp.	3,048	60,442
Sturm, Ruger & Co., Inc.	23,400	302,796
Tredegar Corp.	15,033	217,978
		3,563,606
Media – 1.1%
Belo Corp. Class A	21,522	116,434
Courier Corp.	574	8,696
CTC Media, Inc. (a)	5,590	87,875
FactSet Research Systems, Inc.	10,900	722,016
Gannett Co., Inc.	5,046	63,125
John Wiley & Sons, Inc. Class A	1,286	44,727
Mediacom Communications Corp. (a)	6,441	37,100
Meredith Corp.	10,459	313,142
Scholastic Corp.	7,322	178,218
Sinclair Broadcast Group, Inc. Class A	17,846	63,889
		1,635,222
Metal Fabricate & Hardware – 0.3%
Ampco-Pittsburgh Corp.	4,448	118,272
Mueller Industries, Inc.	12,480	297,898
North American Galvanizing & Coating, Inc. (a)	8,964	54,411
		470,581
Mining – 0.9%
Century Aluminum Co. (a)	14,372	134,378
Compass Minerals International, Inc.	14,609	900,206
Redcorp Ventures Ltd. (b)	68,300	319
Thompson Creek Metals Co., Inc. (a)	22,886	276,234
		1,311,137
Office Furnishings – 0.4%
Herman Miller, Inc.	17,682	299,003
Knoll, Inc.	15,183	158,359
Steelcase, Inc. Class A	30,144	187,194
		644,556
Oil & Gas – 1.1%
CVR Energy, Inc. (a)	21,770	270,819
Encore Acquisition Co. (a)	6,822	255,143
Holly Corp.	37,356	957,061
McMoRan Exploration Co. (a)	920	6,946
Pengrowth Energy Trust	7,164	75,293
Western Refining, Inc. (a)	20,152	129,980
		1,695,242
Oil & Gas Services – 1.7%
Acergy SA Sponsored ADR (Luxembourg)	24,311	307,048
Basic Energy Services, Inc. (a)	9,083	77,115
Bolt Technology Corp. (a)	396	4,978
Cal Dive International, Inc. (a)	21,105	208,729
Dawson Geophysical Co. (a)	2,522	69,052
Key Energy Services, Inc. (a)	42,272	367,766
Matrix Service Co. (a)	9,369	101,841
Oil States International, Inc. (a)	11,319	397,637
SEACOR Holdings, Inc. (a)	3,706	302,521
T-3 Energy Services, Inc. (a)	6,192	121,982
Tidewater, Inc.	5,458	257,017
Willbros Group, Inc. (a)	20,179	307,326
		2,523,012
Packaging & Containers – 0.6%
AEP Industries, Inc. (a)	1,484	59,212
Bway Holding Co. (a)	7,530	139,380
Packaging Corp. of America	32,512	663,245
		861,837
Pharmaceuticals – 2.4%
Align Technology, Inc. (a)	2,038	28,980
China Sky One Medical, Inc. (a)	5,867	77,386
Cubist Pharmaceuticals, Inc. (a)	1,979	39,976
Endo Pharmaceuticals Holdings, Inc. (a)	6,576	148,815
Herbalife Ltd.	9,261	303,205
Indevus Pharmaceuticals, Inc. (b)	400	4
King Pharmaceuticals, Inc. (a)	16,899	182,002
Medicis Pharmaceutical Corp. Class A	4,799	102,459
Perrigo Co.	22,767	773,850
PharMerica Corp. (a)	15,926	295,746
QLT, Inc. (a)	15,534	57,476
Questcor Pharmaceuticals, Inc. (a)	54,129	298,792
Savient Pharmaceuticals, Inc. (a)	62,698	953,010
Sirona Dental Systems, Inc. (a)	1,979	58,875
Valeant Pharmaceuticals International (a)	7,639	214,350
VCA Antech, Inc. (a)	3,528	94,868
		3,629,794
Pipelines – 0.6%
MarkWest Energy Partners, LP	36,212	855,690
Real Estate – 0.5%
E-House China Holdings Ltd. Sponsored ADS (Cayman Islands) (a)	8,470	180,919
Forestar Real Estate Group, Inc. (a)	2,869	49,290
Starwood Property Trust, Inc. (a)	20,653	418,223

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
W.P. Carey & Co. LLC	4,255	$120,459
		768,891
Real Estate Investment Trusts (REITS) – 7.3%
Agree Realty Corp.	1,247	28,594
American Capital Agency Corp.	13,734	390,732
CapitalSource, Inc.	65,618	284,782
Chimera Investment Corp.	164,748	629,337
Corporate Office Properties Trust	7,126	262,807
DiamondRock Hospitality Co. (a)	12,032	97,459
Digital Realty Trust, Inc.	22,741	1,039,491
Eastgroup Properties	7,371	281,720
Equity Lifestyle Properties, Inc.	5,667	242,491
Equity One, Inc.	665	10,421
Essex Property Trust, Inc.	1,987	158,125
Getty Realty Corp.	9,845	241,596
Hatteras Financial Corp.	25,873	775,673
Home Properties, Inc.	7,699	331,750
Liberty Property Trust	1,286	41,834
LTC Properties, Inc.	27,165	653,047
Mack-Cali Realty Corp.	1,187	38,376
Mid-America Apartment Communities, Inc.	27,243	1,229,477
National Health Investors, Inc.	6,055	191,641
National Retail Properties, Inc.	14,174	304,316
Nationwide Health Properties, Inc.	1,286	39,853
Omega Healthcare Investors, Inc.	9,766	156,451
PS Business Parks, Inc.	5,303	272,150
Realty Income Corp.	6,805	174,548
Senior Housing Properties Trust	10,832	206,999
Tanger Factory Outlet Centers, Inc.	32,303	1,206,194
Taubman Centers, Inc.	34,739	1,253,383
Universal Health Realty Income Trust	2,553	83,100
Urstadt Biddle Properties, Inc. Class A	9,382	136,883
Walter Investment Management Corp.	17,200	275,544
Washington Real Estate Investment Trust	3,424	98,611
		11,137,385
Retail – 8.3%
Aeropostale, Inc. (a)	8,005	347,977
AFC Enterprises (a)	1,276	10,744
Asbury Automotive Group, Inc. (a)	18,164	230,320
Barnes & Noble, Inc.	13,823	307,147
Big 5 Sporting Goods Corp.	1,983	29,943
Big Lots, Inc. (a)	11,951	299,014
Borders Group, Inc. (a)	8,846	27,511
Burger King Holdings Inc.	27,972	492,027
Cabela's, Inc. (a)	16,690	222,645
California Pizza Kitchen, Inc. (a)	5,254	82,067
Cash America International, Inc.	11,529	347,715
The Cato Corp. Class A	15,713	318,817
CEC Entertainment, Inc. (a)	9,810	253,687
The Cheesecake Factory, Inc. (a)	2,177	40,318
The Children's Place Retail Store, Inc. (a)	21,480	643,541
Dress Barn, Inc. (a)	19,467	349,043
DSW Inc. Class A (a)	18,309	292,395
Ezcorp, Inc. (a)	17,978	245,579
The Finish Line, Inc. Class A	14,525	147,574
First Cash Financial Services, Inc. (a)	12,134	207,855
Guess?, Inc.	6,323	234,204
The Gymboree Corp. (a)	7,447	360,286
HSN, Inc. (a)	5,832	94,945
Inergy LP	17,800	530,084
Insight Enterprises, Inc. (a)	16,511	201,599
Jack in the Box, Inc. (a)	57,419	1,176,515
Jos. A. Bank Clothiers, Inc. (a)	3,048	136,459
Kirkland's, Inc. (a)	18,650	265,762
Men's Wearhouse, Inc.	13,380	330,486
MSC Industrial Direct Co., Inc. Class A	930	40,529
Nu Skin Enterprises, Inc. Class A	12,407	229,902
P.F. Chang's China Bistro, Inc. (a)	8,470	287,726
The Pantry, Inc. (a)	13,738	215,412
Papa John's International, Inc. (a)	10,803	265,430
PC Connection, Inc. (a)	831	4,521
Phillips-Van Heusen Corp.	22,621	967,953
RadioShack Corp.	18,304	303,297
School Specialty, Inc. (a)	14,688	348,399
Signet Jewelers Ltd. (a)	4,789	126,094
Stage Stores, Inc.	24,558	318,272
Tractor Supply Co. (a)	21,257	1,029,264
World Fuel Services Corp.	5,679	272,990
		12,636,048
Savings & Loans – 0.4%
First Defiance Financial Corp.	3,166	47,205
First Niagara Financial Group, Inc.	28,900	356,337
NASB Financial, Inc.	693	18,226
NewAlliance Bancshares, Inc.	5,171	55,330
OceanFirst Financial Corp.	2,048	23,757
United Financial Bancorp, Inc.	6,599	76,416
		577,271
Semiconductors – 2.6%
ASM International NV (a)	1,573	29,321
Cypress Semiconductor Corp. (a)	2,246	23,201
Himax Technologies, Inc. Sponsored ADR (Cayman Islands)	35,749	119,044
Mellanox Technologies Ltd. (a)	3,552	58,217
Micrel, Inc.	25,208	205,445
Netlogic Microsystems, Inc. (a)	15,610	702,450
O2Micro International Ltd. Sponsored ADR (Cayman Islands) (a)	3,354	17,609
QLogic Corp. (a)	22,431	385,813
Semtech Corp. (a)	45,423	772,645
Sigma Designs, Inc. (a)	10,142	147,363

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Silicon Motion Technology Corp. Sponsored ADR (Cayman Islands) (a)	6,768	$26,937
Skyworks Solutions, Inc. (a)	52,354	693,167
Tessera Technologies, Inc. (a)	9,936	277,115
Varian Semiconductor Equipment Associates, Inc. (a)	13,838	454,440
		3,912,767
Software – 4.2%
Actuate Corp. (a)	12,015	69,447
Acxiom Corp. (a)	32,454	307,015
American Reprographics Co. (a)	22,916	218,160
Blackboard, Inc. (a)	16,934	639,766
Broadridge Financial Solutions Inc.	16,197	325,560
Compuware Corp. (a)	31,706	232,405
Concur Technologies, Inc. (a)	8,583	341,260
CSG Systems International, Inc. (a)	14,299	228,927
DivX, Inc. (a)	3,701	20,207
Double-Take Software, Inc. (a)	5,749	58,582
Ebix, Inc. (a)	2,464	136,407
Fair Isaac Corp.	16,568	356,046
Informatica Corp. (a)	14,847	335,245
JDA Software Group, Inc. (a)	11,923	261,591
MedAssets, Inc. (a)	22,928	517,485
MicroStrategy, Inc. Class A (a)	3,868	276,717
MSCI, Inc. Class A (a)	30,326	898,256
Novell, Inc. (a)	5,937	26,776
Open Text Corp. (a)	829	30,947
OpenTV Corp. Class A (a)	12,932	17,846
Patni Computer Systems Ltd. Sponsored ADR (India)	2,672	49,432
Progress Software Corp. (a)	9,697	219,637
Quest Software, Inc. (a)	16,682	281,092
Satyam Computer Services Ltd. ADR (India)	6,036	39,717
SkillSoft PLC Sponsored ADR (Ireland) (a)	12,616	121,114
Sybase, Inc. (a)	2,167	84,296
SYNNEX Corp. (a)	10,109	308,122
		6,402,055
Telecommunications – 4.6%
3Com Corp. (a)	82,115	429,461
ADTRAN, Inc.	12,536	307,759
Arris Group, Inc. (a)	74,314	966,825
Atheros Communications, Inc. (a)	19,782	524,816
Atlantic Tele-Network, Inc.	891	47,597
Black Box Corp.	5,719	143,490
Cincinnati Bell, Inc. (a)	99,024	346,584
CommScope, Inc. (a)	10,570	316,360
Comtech Telecommunications (a)	23,630	784,989
D&E Communications, Inc.	5,313	61,046
Netgear, Inc. (a)	2,394	43,930
NeuStar, Inc. Class A (a)	36,267	819,634
Oplink Communications, Inc. (a)	3,542	51,430
Plantronics, Inc.	14,893	399,281
Polycom, Inc. (a)	19,580	523,765
Sierra Wireless, Inc. (a)	16,560	165,269
Starent Networks Corp. (a)	27,439	697,499
Symmetricom, Inc. (a)	4,314	22,347
Tekelec (a)	9,036	148,462
USA Mobility, Inc.	15,966	205,642
Vivo Participacoes SA Sponsored ADR (Brazil)	1,356	34,239
		7,040,425
Textiles – 0.2%
G&K Services, Inc. Class A	5,294	117,315
UniFirst Corp.	3,028	134,595
		251,910
Transportation – 1.7%
American Commercial Lines, Inc. (a)	6,106	177,807
Diana Shipping, Inc.	10,122	131,586
Gulfmark Offshore, Inc. (a)	8,371	274,066
Hub Group, Inc. Class A (a)	39,664	906,322
International Shipholding Corp.	3,325	102,443
Kirby Corp. (a)	5,858	215,692
Knightsbridge Tankers Ltd.	3,631	47,348
Old Dominion Freight Line, Inc. (a)	19,585	595,972
Safe Bulkers, Inc.	10,280	83,474
Teekay Tankers Ltd. Class A	6,008	50,167
		2,584,877
Trucking & Leasing – 0.0%
Aircastle Ltd.	4,898	47,364
Genesis Lease Ltd. Sponsored ADR (Ireland)	1,682	15,054
		62,418
Water – 0.4%
Aqua America, Inc.	33,957	599,001
TOTAL COMMON STOCK (Cost $125,940,750)		149,679,437
TOTAL EQUITIES (Cost $125,940,750)		149,679,437
MUTUAL FUNDS – 0.0%
Diversified Financial – 0.0%
ASA Ltd.	198	15,009
TOTAL MUTUAL FUNDS (Cost $12,185)		15,009
TOTAL LONG-TERM INVESTMENTS (Cost $125,952,935)		149,694,446
	Principal Amount
SHORT-TERM INVESTMENTS – 1.6%
Repurchase Agreement – 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (c)	$2,350,377	2,350,377
TOTAL SHORT-TERM INVESTMENTS (Cost $2,350,377)		2,350,377

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS – 99.9% (Cost $128,303,312) (d)	$152,044,823
Other Assets/ (Liabilities) – 0.1%	194,953
NET ASSETS – 100.0%	$152,239,776

Notes to Portfolio of Investments
ADR	American Depositary Receipt
ADS	American Depositary Share
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $2,350,378. Collateralized by U.S. Government Agency obligations with rates ranging from 4.677% - 5.023%, maturity dates ranging from 01/01/34 - 02/01/34, and an aggregate market value, including accrued interest, of $2,397,480.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.8%
COMMON STOCK – 96.8%
Apparel – 1.9%
Far Eastern Textile Co.	205,020	$239,695
XTEP International Holdings	273,000	130,568
		370,263
Automotive & Parts – 1.1%
Hyundai Mobis	1,515	211,912
Banks – 21.2%
Bank Mandari Tbk PT	612,500	297,695
Bank Rakyat Indonesia	509,000	392,457
China Construction Bank Corp. Class H	484,000	385,140
Commercial International Bank	29,859	314,485
Credicorp Ltd.	3,700	287,712
ICICI Bank Ltd. Sponsored ADR (India)	10,400	401,024
Industrial & Commercial Bank of China	565,000	422,705
Itau Unibanco Holding SA Sponsored ADR (Brazil)	41,257	831,328
Turkiye Garanti Bankasi AS	95,342	362,042
Turkiye Halk Bankasi AS	62,880	375,227
		4,069,815
Building Materials – 1.9%
Asia Cement Corp.	328,570	366,383
Chemicals – 2.9%
Israel Chemicals Ltd.	24,443	280,419
Taiwan Fertilizer Co. Ltd.	79,000	281,657
		562,076
Diversified Financial – 6.0%
BM&F BOVESPA SA	34,200	251,699
Grupo Financiero Banorte SAB de CV	43,959	147,253
Hong Kong Exchanges and Clearing Ltd.	9,500	170,638
Redecard SA	16,700	256,445
Yuanta Financial Holding Co. Ltd.	429,000	315,675
		1,141,710
Foods – 2.5%
Wimm-Bill-Dann Foods OJSC Sponsored ADR (Russia) (a)	3,381	241,775
X5 Retail Group NV GDR (Netherlands) (a)	9,851	239,535
		481,310
Health Care — Services – 0.8%
Diagnosticos da America SA (a)	5,900	152,342
Holding Company — Diversified – 0.7%
Orascom Development Holding AG (a)	1,552	138,793
Home Builders – 1.0%
Desarrolladora Homex SA de CV Sponsored ADR (Mexico) (a)	5,200	196,456
Household Products – 1.3%
Hypermarcas SA (a)	12,544	245,218
Insurance – 1.5%
China Life Insurance Co. Ltd. Sponsored ADR (China)	4,490	295,038
Internet – 2.3%
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	3,300	194,007
NHN Corp. (a)	1,682	247,636
		441,643
Media – 2.7%
Naspers Ltd.	15,379	525,167
Mining – 10.0%
Antofagasta PLC	23,092	280,400
Cia de Minas Buenaventura SA, Series B Sponsored ADR (Peru)	13,161	463,399
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	4,100	286,508
Vale SA Sponsored ADR (Brazil)	43,167	885,355
		1,915,662
Oil & Gas – 13.9%
CNOOC Ltd.	235,000	318,375
Gazprom OAO Sponsored ADR (Russia)	19,156	447,721
Lukoil OAO Sponsored ADR (Russia)	5,767	314,172
PetroChina Co. Ltd. Class H	330,000	375,912
Petroleo Brasileiro SA Sponsored ADR (Brazil)	22,510	884,868
Rosneft Oil Co. GDR (Russia)	44,250	332,760
		2,673,808
Pharmaceuticals – 1.1%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	4,302	217,509
Real Estate – 3.6%
China Resources Land Ltd.	127,600	277,286
PDG Realty SA Empreendimentos e Participacoes	30,400	251,827
Yanlord Land Group Ltd.	101,000	162,236
		691,349
Retail – 1.5%
Parkson Retail Group Ltd.	188,500	278,099
Semiconductors – 6.5%
Samsung Electronics Co., Ltd.	1,609	1,109,365
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	12,361	135,477
		1,244,842

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software – 1.5%
Infosys Technologies Ltd. Sponsored ADR (India)	5,876	$284,927
Telecommunications – 10.9%
America Movil SAB de C.V. Sponsored ADR (Mexico)	10,358	453,991
China Mobile Ltd. Sponsored ADR (Hong Kong)	12,100	594,231
Mobile TeleSystems Sponsored ADR (Russia)	6,249	301,639
Telekomunikasi Indonesia Tbk PT	326,000	289,989
Vimpel-Communications Sponsored ADR (Russia) (a)	24,054	449,810
		2,089,660
TOTAL COMMON STOCK (Cost $15,670,203)		18,593,982
PREFERRED STOCK – 2.0%
Iron & Steel – 2.0%
Usinas Siderurgicas de Minas Gerais SA Class A	14,800	389,568
TOTAL PREFERRED STOCK (Cost $197,681)		389,568
TOTAL EQUITIES (Cost $15,867,884)		18,983,550
TOTAL LONG-TERM INVESTMENTS (Cost $15,867,884)		18,983,550
	Principal Amount
SHORT-TERM INVESTMENTS – 1.2%
Repurchase Agreement – 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$232,606	232,606
TOTAL SHORT-TERM INVESTMENTS (Cost $232,606)		232,606
TOTAL INVESTMENTS – 100.0% (Cost $16,100,490) (c)		19,216,156
Other Assets/ (Liabilities) – 0.0%		2,099
NET ASSETS – 100.0%		$19,218,255

Notes to Portfolio of Investments
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $232,606. Collateralized by U.S. Government Agency obligations with a rate of 3.457%, maturity date of 3/01/34, and an aggregate market value, including accrued interest, of $238,009.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML China Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.2%
COMMON STOCK – 99.2%
Auto Manufacturers – 0.8%
Dongfeng Motor Group Co. Ltd.	138,000	$144,432
Banks – 20.7%
Bank of China Ltd. Class H	1,680,000	878,839
BOC Hong Kong Holdings Ltd.	86,500	189,120
China CITIC Bank Class H	693,000	456,666
China Construction Bank Corp. Class H	1,142,000	908,738
China Merchants Bank Co. Ltd.	230,950	510,446
Industrial & Commercial Bank of China	683,000	510,987
Industrial & Commercial Bank of China Asia Ltd.	139,000	313,128
		3,767,924
Building Materials – 6.4%
Anhui Conch Cement Co. Ltd. Class H	34,000	224,849
China National Building Material Co. Ltd. Class H	88,000	204,699
China Resources Cement Holdings Ltd. (a)	102,000	51,329
China Shanshui Cement Group	397,000	294,083
TCC International Holdings Ltd. (a)	400,000	180,252
Zhejiang Glass Co. Ltd. Class H (a)	860,000	215,575
		1,170,787
Chemicals – 1.9%
Sinofert Holdings Ltd.	776,000	339,486
Coal – 6.6%
China Shenhua Energy Co. Ltd.	148,000	636,282
Fushan International Energy Group Ltd. (a)	396,000	264,473
Yanzhou Coal Mining Co. Ltd. Class H	210,000	300,011
		1,200,766
Commercial Services – 2.1%
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands) (a)	4,700	378,115
Computers – 1.1%
Lenovo Group Ltd.	464,000	205,354
Diversified Financial – 1.4%
China Everbright Ltd.	116,000	261,895
Electric – 1.0%
China Resources Power Holdings Co. Ltd.	78,000	179,804
Electrical Components & Equipment – 3.1%
Dongfang Electric Corp. Ltd.	37,600	187,477
Zhuzhou CSR Times Electric Co. Ltd. Class H	219,000	381,100
		568,577
Environmental Controls – 1.8%
China Metal Recycling Holdings Ltd. (a)	295,200	324,939
Foods – 1.0%
China Mengniu Dairy Co. Ltd. (a)	75,000	190,356
Health Care — Products – 1.4%
Mindray Medical International Ltd. ADR (Cayman Islands)	7,641	249,402
Holding Company — Diversified – 1.2%
China Merchants Holdings International Co. Ltd.	64,000	210,624
Insurance – 6.3%
China Life Insurance Co. Ltd.	124,000	542,228
China Taiping Insurance Holdings Co. Ltd. (a)	127,000	340,127
Ping An Insurance Group Co. of China Ltd.	34,000	268,356
		1,150,711
Internet – 4.4%
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	7,900	464,441
Tencent Holdings Ltd.	21,400	344,115
		808,556
Iron & Steel – 3.5%
Angang Steel Co. Ltd.	180,000	336,607
Shougang Concord International Enterprises Co. Ltd.	1,810,000	310,839
		647,446
Lodging – 0.2%
Wynn Macau Ltd.	33,200	43,617
Machinery — Construction & Mining – 1.6%
China National Materials Co. Ltd.	355,000	301,010
Mining – 0.9%
Zijin Mining Group Co. Ltd.	166,000	161,536
Oil & Gas – 9.1%
China Petroleum and Chemical Corp. Class H	500,000	426,330
CNOOC Ltd.	341,000	461,983
CNPC Hong Kong Ltd.	330,000	260,137
PetroChina Co. Ltd. Class H	448,000	510,329
		1,658,779
Pharmaceuticals – 1.0%
Guangzhou Pharmaceutical Co. Ltd. Class H	186,000	87,355
Sinopharm Group Co. (a)	36,000	91,323
		178,678
Real Estate – 5.5%
China Overseas Land & Investment Ltd.	110,000	235,929
China Resources Land Ltd.	82,000	178,193

The accompanying notes are an integral part of the financial statements.

MML China Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Shun Tak Holdings Ltd.	344,000	$259,561
Yanlord Land Group Ltd.	203,000	326,078
		999,761
Retail – 2.8%
Esprit Holdings Ltd.	14,500	97,243
GOME Electrical Appliances Holdings Ltd. (a)	673,000	178,375
Ports Design Ltd.	93,000	230,775
		506,393
Shipbuilding – 0.6%
Guangzhou Shipyard International Co. Ltd. Class H	64,500	118,456
Telecommunications – 7.2%
China Mobile Ltd.	110,000	1,078,815
China Telecom Corp. Ltd. Class H	480,000	227,642
		1,306,457
Transportation – 5.6%
China COSCO Holdings Co. Ltd.	191,000	226,430
China Shipping Development Co. Ltd. Class H	182,000	226,321
Guangshen Railway Co. Ltd.	518,000	209,252
Orient Overseas International Ltd.	43,000	218,513
Sinotrans Shipping Ltd.	355,000	142,369
		1,022,885
TOTAL COMMON STOCK (Cost $15,181,321)		18,096,746
TOTAL EQUITIES (Cost $15,181,321)		18,096,746
TOTAL LONG-TERM INVESTMENTS (Cost $15,181,321)		18,096,746
	Principal Amount
SHORT-TERM INVESTMENTS – 0.3%
Repurchase Agreement – 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$50,431	50,431
TOTAL SHORT-TERM INVESTMENTS (Cost $50,431)		50,431
TOTAL INVESTMENTS – 99.5% (Cost $15,231,752) (c)		18,147,177
Other Assets/ (Liabilities) – 0.5%		84,516
NET ASSETS – 100.0%		$18,231,693

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $50,431. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $55,762.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1. The Fund

MML Series Investment Fund II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are nine series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Money Market Fund ("Money Market Fund"), MML Inflation-Protected and Income Fund (formerly MML Inflation-Protected Bond Fund) ("Inflation-Protected and Income Fund"), MML Managed Bond Fund ("Managed Bond Fund"), MML Blend Fund ("Blend Fund"), MML Equity Fund ("Equity Fund"), MML Enhanced Index Core Equity Fund ("Enhanced Index Core Equity Fund"), MML Small Cap Equity Fund ("Small Cap Equity Fund"), the MML Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund") and the MML China Fund ("China Fund").

The Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each Fund, other than the Strategic Emerging Markets Fund and China Fund, offers the following two classes of shares: Initial Class and Service Class shares. Service Class shares of the Money Market Fund are not currently available. The Strategic Emerging Markets Fund and China Fund offer the following two classes of shares: Class II and Service Class I shares. Class II shares for the Strategic Emerging Markets Fund and China Fund commenced operations on May 1, 2009. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter ("OTC") securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all Funds, excluding the Money Market Fund, short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. Shares of other funds are valued at their closing net asset value as reported on each business day. Swaps are marked to market daily based upon values from third party vendors or market makers to the extent available or model prices. Valuations received from third party vendors or market makers are determined using various valuation systems and models based on the type of instrument. The underlying inputs and market data used in such models may include broker quotes,

Notes to Portfolio of Investments (Unaudited) (Continued)

market indices and yield curves, counterparty information, foreign exchange rates and other market data. Securities for which the prices supplied by a pricing agent, or as noted above, are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or subadviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2 or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to the similar publicly traded securities and would be categorized as Level 2 of the fair value hierarchy. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the fair value is unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts ("ADRs"), futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds.  The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities and mortgage backed securities. The fair value of asset backed securities and mortgage backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

U.S. Government and agency securities.  U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety otherwise it could be categorized as Level 3.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

The following is the aggregate value by input level as of September 30, 2009 for the Funds' investments:

Assets Valuation Inputs

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Managed Bond Fund
Equities
Preferred Stock
Financial	$-	$-	$345,821	$345,821
Total Preferred Stock	-	-	345,821	345,821
Total Equities	-	-	345,821	345,821
Bonds & Notes
Total Corporate Debt	-	309,647,908	-	309,647,908
Total Municipal Obligations	-	4,876,979	-	4,876,979
Non-U.S. Government Agency Obligations
Automobile ABS	-	6,966,394	-	6,966,394
Commercial MBS	-	27,336,817	-	27,336,817
Home Equity ABS	-	3,396	-	3,396
Student Loans ABS	-	5,962,818	1,974,839	7,937,657
WL Collateral CMO	-	4,771,279	-	4,771,279
WL Collateral PAC	-	74,243	-	74,243
Total Non-U.S. Government Agency Obligations	-	45,114,947	1,974,839	47,089,786
Total Sovereign Debt Obligations	-	3,263,852	-	3,263,852

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Managed Bond Fund (Continued)
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	$-	$716,000	$-	$716,000
Pass-Through Securities	-	326,321,593	-	326,321,593
Total U.S. Government Agency Obligations and Instrumentalities	-	327,037,593	-	327,037,593
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	104,525,263	-	104,525,263
Total U.S. Treasury Obligations	-	104,525,263	-	104,525,263
Total Bonds & Notes	-	794,466,542	1,974,839	796,441,381
Total Long-Term Investments	-	794,466,542	2,320,660	796,787,202
Total Short-Term Investments	-	130,544,015	-	130,544,015
Total Investments	$-	$925,010,557	$2,320,660	$927,331,217
Blend Fund
Equities
Common Stock
Basic Materials	$10,072,800	$-	$-	$10,072,800
Communications	41,246,817	-	-	41,246,817
Consumer, Cyclical	29,389,642	-	-	29,389,642
Consumer, Non-cyclical	88,699,018	-	-	88,699,018
Diversified	249,672	-	-	249,672
Energy	38,412,152	-	-	38,412,152
Financial	55,039,617	-	-	55,039,617
Industrial	41,324,626	-	-	41,324,626
Technology	52,431,300	-	-	52,431,300
Utilities	13,684,100	-	-	13,684,100
Total Common Stock	370,549,744	-	-	370,549,744
Total Equities	370,549,744	-	-	370,549,744
Bonds & Notes
Total Corporate Debt	-	83,513,659	-	83,513,659
Total Municipal Obligations	-	1,135,918	-	1,135,918
Non-U.S. Government Agency Obligations
Automobile ABS	-	563,393	-	563,393
Commercial MBS	-	7,789,951	-	7,789,951
Student Loans ABS	-	1,099,955	1,252,377	2,352,332

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Blend Fund (Continued)
WL Collateral CMO	$-	$2,446,217	$-	$2,446,217
WL Collateral PAC	-	61,869	-	61,869
Total Non-U.S. Government Agency Obligations	-	11,961,385	1,252,377	13,213,762
Total Sovereign Debt Obligations	-	423,048	-	423,048
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	427,038	-	427,038
Pass-Through Securities	-	78,247,475	-	78,247,475
Total U.S. Government Agency Obligations and Instrumentalities	-	78,674,513	-	78,674,513
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	25,988,838	-	25,988,838
Total U.S. Treasury Obligations	-	25,988,838	-	25,988,838
Total Bonds & Notes	-	201,697,361	1,252,377	202,949,738
Total Mutual Funds	6,040,132	-	-	6,040,132
Total Long-Term Investments	376,589,876	201,697,361	1,252,377	579,539,614
Total Short-Term Investments	-	56,146,818	-	56,146,818
Total Investments	$376,589,876	$257,844,179	$1,252,377	$635,686,432
Small Cap Equity Fund
Equities
Common Stock
Basic Materials	$4,764,595	$-	$319	$4,764,914
Communications	15,278,360	-	-	15,278,360
Consumer, Cyclical	21,721,930	-	4	21,721,934
Consumer, Non-cyclical	32,268,960	-	-	32,268,960
Energy	5,076,147	-	-	5,076,147
Financial	29,100,789	-	41	29,100,830
Industrial	22,783,105	-	-	22,783,105
Technology	14,313,913	-	-	14,313,913
Utilities	4,371,274	-	-	4,371,274
Total Common Stock	149,679,073	-	364	149,679,437
Total Equities	149,679,073	-	364	149,679,437
Total Mutual Funds	15,009	-	-	15,009
Total Long-Term Investments	149,694,082	-	364	149,694,446
Total Short-Term Investments	-	2,350,377	-	2,350,377
Total Investments	$149,694,082	$2,350,377	$364	$152,044,823

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$1,635,262	$842,476	$-	$2,477,738
Communications	1,993,678	1,062,792	-	3,056,470
Consumer, Cyclical	196,456	860,274	-	1,056,730
Consumer, Non-cyclical	1,096,379	-	-	1,096,379
Diversified	-	138,794	-	138,794
Energy	1,979,521	694,287	-	2,673,808
Financial	2,722,326	3,475,585	-	6,197,911
Industrial	-	366,383	-	366,383
Technology	420,404	1,109,365	-	1,529,769
Total Common Stock	10,044,026	8,549,956	-	18,593,982
Preferred Stock
Basic Materials	389,568	-	-	389,568
Total Preferred Stock	389,568	-	-	389,568
Total Equities	10,433,594	8,549,956	-	18,983,550
Total Long-Term Investments	10,433,594	8,549,956	-	18,983,550
Total Short-Term Investments	-	232,606	-	232,606
Total Investments	$10,433,594	$8,782,562	$-	$19,216,156
China Fund
Equities
Common Stock
Basic Materials	$-	$1,148,468	$-	$1,148,468
Communications	464,441	1,650,572	-	2,115,013
Consumer, Cyclical	-	694,442	-	694,442
Consumer, Non-cyclical	627,517	369,034	-	996,551
Diversified	-	210,624	-	210,624
Energy	-	2,859,545	-	2,859,545
Financial	-	6,180,291	-	6,180,291
Industrial	-	3,506,654	-	3,506,654
Technology	-	205,354	-	205,354
Utilities	-	179,804	-	179,804
Total Common Stock	1,091,958	17,004,788	-	18,096,746
Total Equities	1,091,958	17,004,788	-	18,096,746
Total Long-Term Investments	1,091,958	17,004,788	-	18,096,746
Total Short-Term Investments	-	50,431	-	50,431
Total Investments	$1,091,958	$17,055,219	$-	$18,147,177

Notes to Portfolio of Investments (Unaudited) (Continued)

The Money Market Fund and Inflation-Protected and Income Fund had all investments at Level 2, with corresponding investment categories as represented in the Portfolio of Investments as of September 30, 2009. The Equity Fund and Enhanced Index Core Equity Fund had all long-term investments at Level 1, with corresponding industries as represented in the Portfolios of Investments, and all short-term investments at level 2, as of September 30, 2009.

The following is the aggregate value by input level as of September 30, 2009 for the Funds' other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Managed Bond	$-	$1,625,540	$-	$1,625,540
Blend Fund	103,384	465,202	-	568,586

Liabilities Valuation Inputs

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Managed Bond	$-	$(78,690)	$-	$(78,690)
Blend Fund	-	(36,524)	-	(36,524)

* Other financial instruments include futures contracts and swap agreements.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/08	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in and/or (out) of Level 3	Balance as of 9/30/09	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/09
Managed Bond Fund
Long-Term Investments
Equities
Preferred Stock
Financial	$317,381	$-	$-	$28,440	$-	$-	$345,821	$28,440
Bonds & Notes
Corporate Debt	1,025,380	-	(858,195)	1,120,452	(1,223,852)	(63,785)	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/08	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in and/or (out) of Level 3	Balance as of 9/30/09	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/09
Managed Bond Fund (continued)
Non-U.S. Government Agency Obligations
Student Loans ABS	$1,524,811	$-	$(785,863)	$1,333,235	$(97,344)	$-	$1,974,839	$598,078
	$2,867,572	$-	$(1,644,058)	$2,482,127	$(1,321,196)	$(63,785)	$2,320,660	$626,518

Blend Fund
Bonds & Notes
Corporate Debt	$820,048	$-	$(879,432)	$984,905	$(925,521)	$-	$-	$-
Non-U.S. Government Agency Obligations
Student Loans ABS	968,464	-	(516,425)	864,307	(63,969)	-	1,252,377	381,204
	$1,788,512	$-	$(1,395,857)	$1,849,212	$(989,490)	$-	$1,252,377	$381,204

Small Cap Equity Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$-	$-	$-	$(1,894)	$-	$2,213	$319	$(1,894)
Consumer, Cyclical	-	-	-	4	-	-	4	4
Diversified	-	-	-	41	-	-	41	41
Warrants
Basic Materials	138	-	-	(138)	-	-	-	-
	$138	$-	$-	$(1,987)	$-	$2,213	$364	$(1,849)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund may use the derivatives it held at September 30, 2009 as follows:

Type of Derivative and Objective for Use	Managed Bond Fund	Blend Fund
Futures Contracts*
Hedging/Risk Management		X
Duration/Credit Quality Management		X
Short-term Cash Deployment		X
Substitution for Cash Investment		X
Intention to Create Investment Leverage in Portfolio		X

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Managed Bond Fund	Blend Fund
Interest Rate Swaps**
Hedging/Risk Management	X	X
Duration Management	X	X
Asset/Liability Management	X	X
Substitution for Cash Investment	X	X
Intention to Create Investment Leverage in Portfolio	X	X
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	X	X
Duration/Credit Quality Management	X	X
Directional Investment	X	X
Intention to Create Investment Leverage in Portfolio	X	X

*Includes any options on futures contracts, if applicable.

**Includes any caps, floors and collars, and related options, if applicable.

At September 30, 2009, the Fund(s) had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

	Interest Rate Risk	Credit Risk	Total
Managed Bond Fund
Asset Derivatives
Swap Agreements	$96,803	$1,528,737	$1,625,540
Liability Derivatives
Swap Agreements	$-	$(78,690)	$(78,690)

Blend Fund
Asset Derivatives
Futures Contracts	$103,384	$-	$103,384
Swap Agreements	34,075	431,127	465,202
Total Value	$137,459	$431,127	$568,586
Liability Derivatives
Swap Agreements	$-	$(36,524)	$(36,524)

Further details regarding the derivatives and other investments held by the Funds at September 30, 2009 are discussed below.

Futures Contracts

A Fund may seek to limit a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts

Notes to Portfolio of Investments (Unaudited) (Continued)

are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at September 30, 2009:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Blend Fund
BUYS
53	U.S. Treasury Note 5 year	12/31/09	$6,152,969	$103,384

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index).

When a Fund enters into an interest rate swap, it will typically agree to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

A Fund also may enter into credit default swap agreements, as a "buyer" or "seller" of credit protection. The buyer of credit protection typically makes periodic payments to the seller based on short-term interest rates in return for the promise of the seller to purchase from the buyer of protection one or more securities at "par value" (full notional value) upon the occurrence of a credit event affecting the issuer of the securities. The credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. The use of credit default swaps may result in the creation of leverage in a Fund's portfolio. A Fund may enter into credit default swaps to hedge against interest rate or credit risks or to earn additional income.

During the period when a credit default swap is open, the agreement is marked to market in accordance with the terms of the agreement based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk – the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap agreements at September 30, 2009. A Fund's maximum risk of loss from counterparty risk is the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Managed Bond Fund*
Credit Default Swaps
1,000,000	USD	12/20/09	Barclays Bank PLC	Buy	(0.550%)	Cox Communications, Inc.	$(775)	$-	$(775)
1,275,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000%)	Centex Corp.	(39,807)	23,612	(16,195)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Managed Bond Fund* (continued)
Credit Default Swaps (continued)
950,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850%)	Sarah Lee Corp.	$(32,723)	$-	$(32,723)
							(73,305)	23,612	(49,693)
1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.006%)	Marriot International, Inc.	41,547	-	41,547
250,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050%)	Brunswick Corp.	54,378	-	54,378
							95,925	-	95,925
1,275,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000%)	Pitney Bowes, Inc.	(16,705)	(12,292)	(28,997)
4,200,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	77,280	273,000	350,280
2,950,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(48,970)	295,000	246,030
10,030,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(133,311)	969,813	836,502
							(121,706)	1,525,521	1,403,815
							$(99,086)	$1,549,133	$1,450,047
Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
62,500,000	USD	5/05/10	Merrill Lynch International		USD CMM 1 year	USD CMS 10 year	$96,803	$-	$96,803
Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Blend Fund**
Credit Default Swaps
700,000	USD	12/20/09	Barclays Bank PLC	Buy	(0.550%)	Cox Communications, Inc.	$(542)	$-	$(542)
400,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000%)	Centex Corp.	(12,489)	7,408	(5,081)
600,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850%)	Sarah Lee Corp.	(20,667)	-	(20,667)
							(33,698)	7,408	(26,290)
775,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.006%)	Marriot International, Inc.	28,621	-	28,621
150,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050%)	Brunswick Corp.	32,627	-	32,627
							61,248	-	61,248
450,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000%)	Pitney Bowes, Inc.	(5,896)	(4,338)	(10,234)
925,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(15,355)	92,500	77,145
3,145,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(41,801)	304,094	262,293
365,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	6,716	23,725	30,441
							(56,336)	415,981	359,645
							$(28,786)	$423,389	$394,603

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Blend Fund** (continued)
Interest Rate Swaps
22,000,000	USD	5/05/10	Merrill Lynch International	USD CMM 1 year	USD CMS 10 year	$34,075	$-	$34,075
USD U.S. Dollar

* Collateral for swap agreements received from Credit Suisse Securities LLC and Goldman Sachs & Co. amounted to $300,000 and $1,300,000, respectively, at September 30, 2009.

** Collateral for swap agreements received from Credit Suisse Securities LLC and Goldman Sachs & Co. amounted to $300,000 and $250,000, respectively, at September 30, 2009.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

The Fund(s) had securities purchased on a when-issued, delayed-delivery, or forward commitment basis as shown in the Portfolio(s) of Investments at September 30, 2009.

Inflation-Indexed
Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and

Notes to Portfolio of Investments (Unaudited) (Continued)

will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The Inflation-Protected and Income Fund held inflation-indexed bonds at September 30, 2009.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at September 30, 2009.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund's obligation to repurchase the securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open reverse repurchase agreements at September 30, 2009:

Description	Value
Inflation-Protected and Income Fund
Agreement with Deutsche Bank, dated 7/22/09, 0.320%, to be repurchased on demand until 10/22/09 at value plus accrued interest.	$25,739,000
Agreement with Deutsche Bank, dated 8/05/09, 0.320%, to be repurchased on demand until 11/04/09 at the value plus accrued interest.	71,916,000
Agreement with Deutsche Bank, dated 8/19/09, 0.300%, to be repurchased on demand until 11/19/09 at value plus accrued interest.	10,369,000
Agreement with HSBC Finance Corp., dated 9/17/09, 0.200%, to be repurchased on demand until 10/20/09 at value plus accrued interest.	40,384,804
Agreement with HSBC Finance Corp., dated 9/25/09, 0.200%, to be repurchased on demand until 10/27/09 at value plus accrued interest.	3,048,750
Agreement with HSBC Finance Corp., dated 9/17/09, 0.219%, to be repurchased on demand until 10/20/09 at value plus accrued interest.	13,933,824
Agreement with Banque Paribas, dated 9/10/09, 0.220%, to be repurchased on demand until 11/10/09 at value plus accrued interest.	48,949,715
Agreement with Banque Paribas, dated 9/24/09, 0.230%, to be repurchased on demand until 1/06/10 at value plus accrued interest.	91,125,000
$305,466,093
Average balance outstanding	$64,342,732
Average interest rate	1.76%
Maximum balance outstanding	$403,102,293

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Restricted Securities

Certain securities are restricted as to resale. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and value of these securities held at September 30, 2009 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Funds' Net Assets
Managed Bond Fund	$3,446,401	$2,320,660	0.3%
Blend Fund	1,935,104	1,252,377	0.2%

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

Each of the Strategic Emerging Markets Fund and China Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Credit Risk

The Funds invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Managed Bond Fund, Blend Fund and Inflation-Protected and Income Fund and annually for the Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund, Strategic Emerging Markets Fund and China Fund and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted

Notes to Portfolio of Investments (Unaudited) (Continued)

accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At September 30, 2009, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Inflation-Protected and Income Fund	$720,395,968	$8,815,589	$(1,341,797)	$7,473,792
Managed Bond Fund	902,700,699	33,720,775	(9,090,257)	24,630,518
Blend Fund	534,227,918	108,914,431	(7,455,917)	101,458,514
Equity Fund	724,591,475	145,773,766	(22,595,772)	123,177,994
Enhanced Index Core Equity Fund	15,299,600	2,093,065	(601,643)	1,491,422
Small Cap Equity Fund	128,303,312	25,528,187	(1,786,676)	23,741,511
Strategic Emerging Markets Fund	16,100,490	3,472,340	(356,674)	3,115,666
China Fund	15,231,752	3,229,332	(313,907)	2,915,425

Note: The aggregate cost for investments for the Money Market Fund at September 30, 2009, is the same for financial reporting and federal income tax purposes.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/20/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/20/09

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/20/09